UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
811-4927; 811-4623; 811-3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)
		  --------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)



REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2003

DATE OF REPORTING PERIOD:  DECEMBER 31, 2003

Item 1.  Reports to Stockholders

	  The Annual Report to Stockholders follows

[Logo: "FIRST INVESTORS"]

The words "TAX EXEMPT FUNDS" in a rectangular blue box across the top of the page.

TAX-EXEMPT MONEY MARKET

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

INSURED TAX EXEMPT II

SINGLE STATE INSURED TAX FREE

     ARIZONA         MARYLAND          NEW YORK
     CALIFORNIA      MASSACHUSETTS     NORTH CAROLINA
     COLORADO        MICHIGAN          OHIO
     CONNECTICUT     MINNESOTA         OREGON
     FLORIDA         MISSOURI          PENNSYLVANIA
     GEORGIA         NEW JERSEY        VIRGINIA

ANNUAL REPORT
December 31, 2003

Portfolio Manager's Letter
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

This is the annual report for the First Investors Tax-Exempt Money Market Fund for the year ended December 31, 2003. During the year, the Fund's return on a net asset value basis was 0.34% for Class A shares (100% of which was free from federal income taxes) and 0% for Class B shares. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The Fund's performance was largely driven by the low interest rate environment. Short-term municipal interest rates were generally mixed last year, but remained near their lowest level in decades. Yields on one-year fixed rate notes moved lower through most of the first half of the year. However, buoyed in part by higher taxable rates and more attractive levels on variable securities, yields climbed through most of the second half of the year.

The Fund continued to invest conservatively during 2003, placing a large portion of its assets in short-term variable rate securities to provide liquidity to shareholders. Since these securities reset interest rates at specific intervals, they are subject to increased yield volatility. Our exposure to variable securities during the first and third quarters detracted from performance as fixed rate securities outperformed variables during these periods. In an effort to mitigate this volatility and its negative impact on performance, the Fund purchased fixed-rate securities throughout the year.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

January 31, 2004


Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL INVESTMENTS--103.1%
              Alabama--4.4%
      $250M   Mobile County GO Warrants, 4%, 2/1/2004
                (MBIA Insured)                                                                    $250,650        $148
       500M   Mobile Industrial Dev. Board Facilities Rev. Bonds,
                VR, 1.15% (CO; Kimberly-Clark Corp.)                                               500,000         295
----------------------------------------------------------------------------------------------------------------------
                                                                                                   750,650         443
----------------------------------------------------------------------------------------------------------------------
              Alaska--2.9%
       500M   Valdez Marine Terminal Rev. Bonds, VR, 1.2%
                (CO; ExxonMobil Corp.)                                                             500,000         295
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.8%
       300M   Casa Grande Industrial Dev. Auth. Multi-Family
                Hsg. Rev. Bonds, VR, 1.28% (Fannie Mae
                Liquidity Facility)                                                                300,000         177
----------------------------------------------------------------------------------------------------------------------
              California--2.4%
       400M   California State Public Works Board Rev. Bonds,
                7%, 3/1/2014 (Prerefunded 3/1/2004)
                (U.S. Govt. Securities)                                                            411,905         243
----------------------------------------------------------------------------------------------------------------------
              Colorado--2.4%
       400M   Colorado Housing & Financial Auth. Rev. Bonds,
                VR, 1.2% (Fannie Mae Collateral Agreement)                                         400,000         236
----------------------------------------------------------------------------------------------------------------------
              Florida--4.5%
       450M   Florida Housing Finance Agency Multi-Family
                Hsg. Rev. Bonds, VR, 1.06% (LOC; Freddie Mac)                                      450,000         265
       305M   Florida State Board of Education Capital Outlay
                Rev. Bonds, GO, 5.8%, 6/1/2024 (Prerefunded
                6/1/2004) (U.S. Govt. Securities)                                                  314,085         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                   764,085         450
----------------------------------------------------------------------------------------------------------------------
              Georgia--7.4%
       600M   Fulton County Housing Auth. Multi-Family Housing
                Rev., VR, 1.2% (LOC; Fannie Mae)                                                   600,000         353
       255M   Georgia Municipal Association Leasing Program,
                COP, 2%, 7/1/2004 (MBIA Insured)                                                   256,205         151
       400M   Whitfield County Residential Care Facilities Auth.
                Rev. Bonds, VR, 1 1/4% (LOC; Wachovia Bank)                                        400,000         236
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,256,205         740
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Idaho--1.2%
      $205M   Lewiston Orchards District Water Rev. Bonds,
                2 1/2%, 6/1/2004 (FSA Insured)                                                    $206,139        $122
----------------------------------------------------------------------------------------------------------------------
              Illinois--8.8%
     1,000M   Illinois Educational Facilities Auth. Rev. Bonds,
                VR, 1.15% (LOC; Northern Trust Company)                                          1,000,000         589
       500M   Illinois Housing Dev. Auth. Multi-Family Rev. Bonds,
                VR, 1.15% (Freddie Mac Liquidity Facility)                                         500,000         295
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,500,000         884
----------------------------------------------------------------------------------------------------------------------
              Indiana--5.6%
       900M   Indianapolis School Building Corp. Rev. Bonds,
                6.1%, 1/15/2020 (Prerefunded 7/15/2004)
                (U.S. Govt. Securities)                                                            942,271         555
----------------------------------------------------------------------------------------------------------------------
              Kentucky--7.1%
       700M   Fort Mitchell Kentucky League of Cities Funding Lease
                Program Rev. Bonds,VR, 1.3% (LOC; U.S. Bank, NA)                                   700,000         412
       500M   Newport League of Cities Lease Rev. Bonds, VR, 1.3%
                (LOC; U.S. Bank, NA)                                                               500,000         295
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,200,000         707
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--1.9%
       300M   Massachusetts State Water Resource Auth. Rev.
                Bonds, 6%, 8/1/2024 (Prerefunded 8/1/2004)
                (U.S. Govt. Securities)                                                            313,095         185
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.9%
       500M   Harrison County Pollution Control Rev. Bonds, VR,
                1.3% (CO; E. I. DuPont deNemours)                                                  500,000         295
----------------------------------------------------------------------------------------------------------------------
              Nebraska--.6%
       100M   Nebraska Public Power District Rev. Bonds, 5%,
                1/1/2009 (Prerefunded 7/1/2004)
                (U.S. Govt. Securities)                                                            102,908          61
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.4%
       400M   Gloucester County Industrial Pollution Control
                Financing Auth. Rev. Bonds, VR, 1.15%
                (CO; ExxonMobil Corp.)                                                             400,000         236
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              North Carolina--6.0%
      $770M   Mooresville North Carolina Enterprise Sys. Rev. Bonds,
                2%, 5/1/2004 (MBIA Insured)                                                       $772,799        $455
       250M   Union County, COP, 2%, 6/1/2004 (Ambac Insured)                                      250,981         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,023,780         603
----------------------------------------------------------------------------------------------------------------------
              Ohio--8.7%
       800M   Lucas County Facilities Improvement Rev. Bonds,
                VR, 1 1/4% (LOC; Fifth Third Bank)                                                 800,000         471
       668M   Warren County Health Care Facilities Rev. Bonds,
                VR, 1.35% (LOC; Fifth Third Bank)                                                  668,000         394
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,468,000         865
----------------------------------------------------------------------------------------------------------------------
              Oregon--4.6%
       100M   Oregon State Department of Transportation Rev.
                 Bonds, 7%, 6/1/2004 (Escrowed to Maturity)
                (U.S. Govt. Securities)                                                            102,434          60
       650M   Portland Sewer Systems Rev. Bonds, 6 1/4%, 6/1/2015
                (Prerefunded 6/1/2004) (U.S. Govt. Securities)                                     670,516         395
----------------------------------------------------------------------------------------------------------------------
                                                                                                   772,950         455
----------------------------------------------------------------------------------------------------------------------
              Tennessee--5.3%
       200M   Clarksville Public Building Auth. Rev. Bonds, VR, 1 1/4%
                (LOC; Bank of America)                                                             200,000         118
       700M   Metropolitan Govt. Nashville & Davidson County Indl.
                Dev. Rev. Bonds, VR, 1 1/4% (LOC; Bank of America)                                 700,000         412
----------------------------------------------------------------------------------------------------------------------
                                                                                                   900,000         530
----------------------------------------------------------------------------------------------------------------------
              Texas--4.0%
       685M   Tarrant County Housing Rev. Bonds, VR, 1.2%
                (Fannie Mae Collateral Agreement)                                                  685,000         404
----------------------------------------------------------------------------------------------------------------------
              Virginia--2.9%
       500M   Alexandria Industrial Dev. Auth. Rev. Bonds,
                VR, 1 1/4% (LOC; Bank of America)                                                  500,000         295
----------------------------------------------------------------------------------------------------------------------
              Washington--7.0%
       300M   King County Limited Tax GO Bonds, 6 1/4%, 1/1/2034
                (Prerefunded 1/1/2004) (U.S. Govt. Securities)                                     306,000         180
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Washington (continued)
      $200M   Lake Tapps Parkway Properties Special Rev. Bonds,
                VR, 1.35% (LOC; U.S. Bank, NA)                                                    $200,000        $118
       400M   Yakima-Tieton Irrigation District Rev. Bonds, 2%,
                6/1/2004 (FSA Insured)                                                             401,480         237
       280M   Yakima Water & Sewer Rev. Bonds, 2%, 11/1/2004
                (FGIC Insured)                                                                     282,006         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,189,486         701
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--7.1%
       500M   Marinette School District GO Bonds, 5%, 3/1/2004
                (FSA Insured)                                                                      503,321         297
       700M   Wisconsin State Health & Educational Facilities
                Auth. Rev. Bonds, VR, 1.12% (LOC; Bank One)                                        700,000         412
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,203,321         709
----------------------------------------------------------------------------------------------------------------------
              Wyoming--1.2%
       200M   Lincoln County Pollution Control Rev. Bonds,
                VR, 1.14% (CO; ExxonMobil Corp.)                                                   200,000         118
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $17,489,795)+                                                                103.1%     17,489,795      10,309
Excess of Liabilities Over Other Assets                                               (3.1)       (523,697)       (309)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $16,966,098     $10,000
======================================================================================================================

  The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund. Interest rates on variable rate bonds are adjusted periodically and the rates shown are the rates that were in effect at December 31, 2003. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+ Aggregate cost for federal income tax purposes is the same.

  Summary of Abbreviations:

    CO    Corporate Obligor
    COP   Certificate of Participation
    GO    General Obligation
    LOC   Letter of Credit
    VR    Variable Rate Bonds

  See notes to financial statements



Portfolio Manager's Letter
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia,
Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

This is the annual report for the First Investors Tax-Exempt Municipal Bond Funds for the year ended December 31, 2003. During the year, our national insured tax exempt funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 3.8% and 3.0%, Insured Tax Exempt Fund 4.5% and 3.7%, and Insured Tax Exempt Fund II 5.0% and 4.3%. For the year ended December 31, 2003, our single state insured tax free funds had the following returns on a net asset value basis for Class A shares and Class B shares, respectively: Arizona 4.8% and 4.0%, California 4.5% and 3.7%, Colorado 5.1% and 4.3%, Connecticut 4.2% and 3.4%, Florida 4.2% and 3.4%, Georgia 4.9% and 4.1%, Maryland 4.5% and 3.8%, Massachusetts 4.9% and 4.1%, Michigan 4.7% and 3.9%, Minnesota 4.9% and 4.2%, Missouri 5.4% and 4.6%, New Jersey 4.3% and 3.6%, New York 4.4% and 3.6%, North Carolina 5.1% and 4.3%, Ohio 4.8% and 4.0%, Oregon 4.6% and 4.0%, Pennsylvania 4.2% and 3.5%,
and Virginia 4.6% and 3.9%.

The primary factors that drove the Funds' performance were interest rate volatility and a flattening of the municipal bond yield curve. Despite an increase in the benchmark U.S. Treasury yields and record municipal bond issuance, tax-exempt bond yields fell slightly year-over-year.

For the first five months of the year, the Funds benefited from relatively long durations as interest rates fell to their lowest levels in over 40 years. During the following six months, the Funds' performance was negatively impacted by rising interest rates during the summer, and the subsequent efforts to reduce the Funds' interest rate sensitivity. Reflecting shifts in the yield curve during the year, the Funds with greater exposure to longer maturities generally performed better than those with shorter maturities. In particular, the Intermediate, New Jersey and Pennsylvania Funds held relatively few longer term bonds, compared to their respective peer groups, which adversely affected performance. The Florida Fund's total return was reduced as a result of a mandatory extraordinary redemption feature on one of its holdings. Lastly,

FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia,
Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds


several Funds (Insured Tax Exempt, Arizona, Massachusetts, Michigan and Oregon) benefited from the prerefunding of certain holdings.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
and Portfolio Manager

January 31, 2004

Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

INSURED INTERMEDIATE TAX EXEMPT FUND
GRAPH PLOTS
As of December 31, 2003

                FIRST INVESTORS
           INSURED INTERMEDIATE
                     TAX EXEMPT          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    9,236                    9,483
Dec-95                   10,484                   11,151
Dec-96                   10,910                   11,625
Dec-97                   11,748                   12,693
Dec-98                   12,507                   13,516
Dec-99                   12,571                   13,237
Dec-00                   13,843                   14,784
Dec-01                   14,510                   15,542
Dec-02                   16,348                   17,034
Dec-03                   16,967                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        3.79%          (2.14%)
  Five Years                      6.29%           5.03%
  Ten Years                       6.05%           5.43%
  S.E.C. 30-Day Yield                     1.60%
Class B Shares
  One Year                        3.02%          (0.98%)
  Five Years                      5.41%           5.09%
  Since Inception
  (1/12/95)                       6.17%           6.17%
  S.E.C. 30-Day Yield                     0.95%

  The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 and 1/12/95, the maximum sales charges were 6.25% and 3.5%, respectively). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.48%), 4.52% and 4.73%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.24%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.35%), 4.70% and 5.71%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 0.57%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.5%
              Alabama--8.1%
    $1,000M   Auburn University General Fee Rev. 3% 6/1/2007                                    $1,032,500        $148
     1,000M   Auburn University Housing & Dining Rev.
                3 1/4% 6/1/2008                                                                  1,036,250         148
              Jefferson County School Warrants General Obligations:
     1,000M     5% 2/1/2009*                                                                     1,275,244         183
     1,145M     5% 4/1/2009                                                                      1,127,500         161
     1,125M   Montgomery Waterworks & Sanitation Sewer Rev.
                3 1/4% 9/1/2008                                                                  1,162,969         167
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,634,463         807
----------------------------------------------------------------------------------------------------------------------
              Alaska--.8%
       500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                575,000          82
----------------------------------------------------------------------------------------------------------------------
              Arizona--6.0%
       300M   Navajo County Unified School District #32 GO
                (Blue Ridge) 5% 7/1/2012                                                           338,250          48
       500M   Pima County Unified School District #12 GO
                (Sunnyside) 5% 7/1/2012                                                            563,750          81
     1,000M   Salt River Project Agric. Impt. & Pwr. District
                5% 12/1/2008                                                                     1,113,750         160
     1,000M   Tucson Airport Auth. 4% 6/1/2008                                                   1,073,750         154
     1,000M   University of Arizona COP Series "A" 4 1/8% 6/1/2007                               1,071,250         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,160,750         596
----------------------------------------------------------------------------------------------------------------------
              Arkansas--3.1%
     1,000M   Beaver Water District Benton & Washington Counties
                Water Revenue 4% 11/15/2009                                                      1,067,500         153
     1,000M   University of Arkansas Various Facs.
                (Fayetteville Campus) 5% 12/1/2008                                               1,117,500         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,185,000         313
----------------------------------------------------------------------------------------------------------------------
              California--1.6%
     1,000M   California State Department Wtr. Pwr. Supply Rev.
                5 1/4% 5/1/2010                                                                  1,132,500         162
----------------------------------------------------------------------------------------------------------------------
              Colorado--1.6%
     1,000M   Pueblo County School District #60 GO (Pueblo)
                5% 12/15/2010                                                                    1,133,750         162
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut--8.0%
    $1,000M   Connecticut State Series "C" GO 5% 12/15/2007                                     $1,110,000        $159
     1,200M   Connecticut State Special Tax Oblig. 5% 10/1/2007                                  1,326,000         190
     1,000M   Hartford GO 3 1/2% 12/1/2008                                                       1,052,500         151
     1,000M   New Haven Series "A" GO 4% 11/1/2007                                               1,071,250         153
     1,000M   Waterbury GO 4 1/2% 2/1/2006                                                       1,060,000         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,619,750         805
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--4.0%
     1,000M   District of Columbia COP 5 1/4% 1/1/2010                                           1,128,750         162
              District of Columbia General Obligations:
     1,000M     Series "A" 5 1/4% 6/1/2008*                                                      1,135,000         163
       500M     Series "C" 5% 6/1/2008                                                             547,500          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,811,250         403
----------------------------------------------------------------------------------------------------------------------
              Florida--3.0%
       175M   Dade County Aviation Rev. 6% 10/1/2009                                               205,406          30
       700M   Florida State Municipal Power Agy. Rev. (Stanton Proj.)
                5 1/2% 10/1/2011                                                                   811,125         116
     1,000M   Tampa Solid Waste Sys. Rev. Series "A" 4.3% 10/1/2007                              1,073,750         154
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,090,281         300
----------------------------------------------------------------------------------------------------------------------
              Georgia--1.5%
     1,000M   Athens Housing Auth. Lease Rev. (Univ. of
                Georgia-East Campus) 4% 12/1/2009                                                1,073,750         154
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.6%
     1,000M   Maui County GO 5% 9/1/2007                                                         1,102,500         158
----------------------------------------------------------------------------------------------------------------------
              Illinois--6.5%
     1,000M   Chicago O'Hare Intl. Airport Rev. Series "E"
                3 1/2% 1/1/2006                                                                  1,031,250         148
     1,000M   Chicago Series "A" 6 3/4% 7/1/2010*                                                1,245,000         178
              Illinois State General Obligations:
     1,000M     5% 6/1/2008                                                                      1,108,750         159
     1,000M     5 3/4% 6/1/2010*                                                                 1,176,250         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,561,250         654
----------------------------------------------------------------------------------------------------------------------
              Indiana--1.8%
       100M   Boone County Hosp. Assoc. 5% 1/15/2011                                               110,875          16
     1,000M   New Albany Floyd County Sch. Bldg. Corp.
                5 3/4% 7/15/2020                                                                 1,130,000         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,240,875         178
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Iowa--1.6%
    $1,000M   Iowa Financial Auth. Correctional Facility
                4 1/2% 6/15/2009                                                                $1,090,000        $156
----------------------------------------------------------------------------------------------------------------------
              Kansas--1.6%
     1,060M   Pottawatomie County School Dist. #320, 4% 9/1/2008                                 1,130,225         162
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.2%
       725M   Kentucky State Property & Buildings Rev. Series "A"
                (Proj. #69) 5 1/4% 8/1/2010                                                        828,313         119
----------------------------------------------------------------------------------------------------------------------
              Louisiana--5.8%
     1,000M   Lafayette Pub. Pwr. Auth. Elec. Rev. Series "A"
                5% 11/1/2006                                                                     1,088,750         156
     1,145M   Louisiana Hsg. Fin. Agy. Mtg. Rev. (Section 8)
                1.95% 6/1/2006                                                                   1,146,431         165
     1,000M   Louisiana Pub. Facs. Auth. Rev. 4 1/2% 10/15/2010                                  1,090,000         156
       640M   New Orleans GO 5 1/8% 12/1/2010                                                      727,200         104
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,052,381         581
----------------------------------------------------------------------------------------------------------------------
              Maine--1.6%
     1,000M   Maine Municipal Bond Bank Series "A" 4 3/4% 11/1/2006                              1,082,500         155
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--.5%
       300M   Massachusetts State Development Fin. Agy.
                5 5/8% 1/1/2012                                                                    340,875          49
----------------------------------------------------------------------------------------------------------------------
              Michigan--7.1%
     1,000M   Brighton Area School District GO Zero Coupon 5/1/2005
                (prerefunded at $49.325)*                                                          485,000          69
       500M   Detroit City School District School Building &
                Site Improvement Series "A" GO 5% 5/1/2008                                         555,000          80
     1,000M   Michigan State Bldg. Auth. Rev. Series "I"
                5% 10/1/2007                                                                     1,105,000         158
     1,000M   South Central Power Supply Systems Rev.
                5% 11/1/2010                                                                     1,123,750         161
     1,000M   Walled Lake Cons. Sch. Dist. 5 1/2% 5/1/2007*                                      1,116,250         160
       500M   Wayne Charter County Airport Rev. Series "C"
                5% 12/1/2012                                                                       555,625          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,940,625         708
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Mississippi--1.6%
    $1,000M   Gulfport GO 5% 3/1/2010                                                           $1,121,250        $161
----------------------------------------------------------------------------------------------------------------------
              New Jersey--6.2%
              Jersey City General Obligations:
     1,000M     Gen. Improvement Series "B" 4% 9/1/2006                                          1,057,500         151
     1,000M     Sch. Improvement Series "B" 5% 3/1/2010                                          1,123,750         161
     1,025M   Newark GO 4% 7/15/2006                                                             1,080,094         155
     1,000M   Northwest Bergen Cnty. Utils. Auth. Rev. 4% 7/15/2011                              1,052,500         151
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,313,844         618
----------------------------------------------------------------------------------------------------------------------
              New York--4.6%
     1,000M   Erie County Indl. Dev. Agy. Sch. Fac. Rev.
                (City of Buffalo Proj.) 4% 5/1/2006                                              1,052,500         151
              New York City General Obligations:
       500M     5 1/4% 8/1/2008                                                                    558,750          80
       150M     5 1/2% 8/1/2012                                                                    171,562          25
              New York State Dorm. Auth. Revenue:
     1,000M     School District Financing Series "E" 5% 10/1/2010                                1,126,250         161
       245M     United Cerebral Palsy Affiliation 4 3/4% 7/1/2009                                  270,725          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,179,787         456
----------------------------------------------------------------------------------------------------------------------
              North Carolina--1.5%
     1,000M   Lincoln County COP 4% 6/1/2010                                                     1,067,500         153
----------------------------------------------------------------------------------------------------------------------
              Ohio--4.9%
     1,000M   Cincinnati City School District GO 4% 12/1/2007                                    1,073,750         154
              Ohio State Bldg. Auth. Facilities Revenue:
     1,000M     5 1/2% 10/1/2008                                                                 1,140,000         163
       585M     5 1/4% 10/1/2010                                                                   669,094          96
       500M   Wright State University 4% 5/1/2007                                                  533,125          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,415,969         490
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.4%
       250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                  286,875          41
----------------------------------------------------------------------------------------------------------------------
              Oregon--2.4%
       500M   Oregon State Department of Trans. Rev. (Light Rail
                Ext. Westside) 5% 6/1/2009                                                         562,500          81
     1,000M   Yamhill County School District #029J (Newburg) GO
                5% 6/15/2010                                                                     1,130,000         162
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,692,500         243
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.7%
              Philadelphia Auth. Indl. Dev. Lease Revenue:
      $500M     5 1/4% 10/1/2009                                                                  $568,125         $81
       150M     5 1/4% 10/1/2010                                                                   171,000          24
     1,000M   Philadelphia Muni. Auth. Rev. Series "B"
                5 1/4% 11/15/2011                                                                1,141,250         164
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,880,375         269
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--1.6%
     1,000M   Puerto Rico Highway & Trans. Auth. Series "AA"
                5% 7/1/2026                                                                      1,125,000         161
----------------------------------------------------------------------------------------------------------------------
              South Carolina--2.5%
     1,500M   South Carolina Transportation Series "A"
                5 1/2% 10/1/2009*                                                                1,743,750         250
----------------------------------------------------------------------------------------------------------------------
              Virginia--3.6%
     1,110M   Loudoun Cnty. Indl. Dev. Auth. Public Safety Fac.
                Lease Rev. Series "A" 5% 12/15/2009                                              1,254,300         180
     1,120M   Southwest Regl. Jail Authority 4 1/2% 9/1/2009                                     1,223,600         175
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,477,900         355
----------------------------------------------------------------------------------------------------------------------
              West Virginia--1.5%
     1,000M   West Virginia State Water Dev. Auth. Series "B"
                2 5/8% 11/1/2007                                                                 1,017,500         146
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $68,292,256)                                    100.5%     70,108,288      10,047
Excess of Liabilities Over Other Assets                                                (.5)       (325,713)        (47)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $69,782,575     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.945% with Citibank, N.A.                                      11/12/2013        $500M      $(12,471)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  Summary of Abbreviations:

    COP   Certificate of Participation
    GO    General Obligation

  See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

INSURED TAX EXEMPT FUND
GRAPH PLOTS
As of December 31, 2003

                FIRST INVESTORS
                    INSURED TAX          LEHMAN BROTHERS
                    EXEMPT FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    9,053                    9,483
Dec-95                   10,911                   11,151
Dec-96                   11,360                   11,625
Dec-97                   12,530                   12,693
Dec-98                   13,456                   13,516
Dec-99                   13,198                   13,237
Dec-00                   14,980                   14,784
Dec-01                   15,948                   15,542
Dec-02                   17,741                   17,034
Dec-03                   18,635                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.50%          (1.52%)
  Five Years                      5.14%           3.91%
  Ten Years                       5.16%           4.54%
  S.E.C. 30-Day Yield                     2.40%
Class B Shares
  One Year                        3.70%          (0.30%)
  Five Years                      4.37%           4.03%
  Since Inception
  (1/12/95)                       5.71%           5.71%
  S.E.C. 30-Day Yield                     1.82%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.60%), 3.85% and 4.52%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.26%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.39%), 3.97% and 5.68%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.68%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.7%
              Alabama--.8%
    $5,835M   Alabama Water Pollution Control Auth. 6% 8/15/2014                                $6,790,481         $77
----------------------------------------------------------------------------------------------------------------------
              Alaska--.7%
     1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,725,000          20
     5,000M   North Slope Boro GO Zero Coupon 6/30/2005                                          4,887,500          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,612,500          75
----------------------------------------------------------------------------------------------------------------------
              Arizona--1.6%
     8,550M   Arizona State Municipal Financing Program COP
                7.7% 8/1/2010                                                                   10,644,750         120
     1,000M   Glendale Water & Sewer Revenue 5% 7/1/2021                                         1,052,500          12
              Phoenix Civic Improvement Corp. Water Sys. Revenue:
     1,000M     5 1/2% 7/1/2019                                                                  1,115,000          13
     1,000M     5 1/2% 7/1/2020                                                                  1,108,750          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,921,000         157
----------------------------------------------------------------------------------------------------------------------
              California--4.4%
     5,500M   California State Dept. Water Resource Pwr. Supply
                Rev. Series "A" 5 3/8% 5/1/2018                                                  6,056,875          68
     2,000M   Colton Joint Unified School Dist. GO Series "A"
                5 3/8% 8/1/2026                                                                  2,147,500          24
    10,000M   Los Angeles Community College Dist. GO Series "A"
                5 1/2% 8/1/2021                                                                 10,962,500         124
     7,070M   Los Angeles Water & Power Sys. Rev. Series "A"
                5% 7/1/2020                                                                      7,494,200          84
     4,275M   Newport Mesa Unified School Dist. GO Election
                of 2000 5% 8/1/2025                                                              4,403,250          50
     5,265M   Oakland Unified School Dist. Alameda County GO
                5 1/4% 8/1/2020                                                                  5,673,038          64
     2,000M   Sacramento City Unified School Dist. GO Series "A"
                5% 7/1/2027                                                                      2,060,000          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,797,363         437
----------------------------------------------------------------------------------------------------------------------
              Colorado--.2%
     2,000M   Denver City & County Airport Rev. 5 1/2% 11/15/2016                                2,230,000          25
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Connecticut--2.2%
              Connecticut State Special Tax Obligation Rev.
                Transportation Infrastructure:
    $9,000M     6 1/8% 9/1/2012                                                                $10,743,750        $121
     5,450M     5% 9/1/2019                                                                      5,831,500          66
     3,000M     5% 9/1/2022                                                                      3,142,500          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,717,750         222
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--1.8%
              Washington, DC General Obligations:
     5,000M     Series "B" 6% 6/1/2021                                                           5,993,750          68
     9,615M     Series "E" 6% 6/1/2012                                                           9,879,509         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,873,259         179
----------------------------------------------------------------------------------------------------------------------
              Florida--.2%
     1,395M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                 1,902,431          21
----------------------------------------------------------------------------------------------------------------------
              Georgia--11.8%
    15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                  17,400,000         196
     9,040M   Atlanta Water & Wastewater Rev. Series "A"
                5 1/2% 11/1/2019                                                                10,576,800         119
     2,540M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 2,730,500          31
     6,160M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                   7,476,700          84
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                                 7,857,825          89
    20,450M     6 1/4% 7/1/2011                                                                 24,718,938         279
    28,305M     6% 7/1/2013                                                                     34,213,669         386
----------------------------------------------------------------------------------------------------------------------
                                                                                               104,974,432       1,184
----------------------------------------------------------------------------------------------------------------------
              Hawaii--1.5%
              Hawaii State General Obligations:
     5,500M     6% 10/1/2009                                                                     6,448,750          73
     6,000M     6% 10/1/2010                                                                     7,125,000          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,573,750         153
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Illinois--19.3%
              Chicago Board of Education Lease Certificates of
                Participation Series "A":
    $5,000M     6% 1/1/2016                                                                     $6,031,250         $68
    36,200M     6% 1/1/2020                                                                     43,078,000         486
              Chicago General Obligations:
     7,000M     6% 7/1/2005*                                                                     7,621,250          86
    16,660M     6 1/8% 7/1/2005*                                                                18,180,225         205
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                                 15,519,818         175
    10,000M     6 3/8% 1/1/2015                                                                 10,641,600         120
    16,750M   Illinois Development Fin. Auth. Poll. Cntl. Rev.
                6 3/4% 3/1/2015                                                                 18,069,063         204
              Illinois Development Finance Auth. Revenue
                (Rockford School #205):
     5,000M     6.6% 2/1/2010                                                                    6,043,750          68
     3,000M     6.65% 2/1/2011                                                                   3,682,500          42
              Illinois State First Series General Obligations:
     5,250M     6 1/8% 1/1/2010*                                                                 6,227,813          70
     4,500M     5 1/2% 2/1/2016                                                                  5,068,125          57
     8,000M     5 1/2% 5/1/2017                                                                  8,930,000         101
    12,000M     5 1/2% 5/1/2018                                                                 13,320,000         150
     3,000M   Metro Pier & Exposition Auth. (McCormick
                Place Expansion) Series "B" 5 1/2% 6/15/2016                                     3,416,250          38
     4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                      5,510,000          62
----------------------------------------------------------------------------------------------------------------------
                                                                                               171,339,644       1,932
----------------------------------------------------------------------------------------------------------------------
              Indiana--.7%
              Indiana State Office Building Commission Facilities
                Rev. New Castle Correctional Facility:
     2,515M     5 1/2% 7/1/2018                                                                  2,807,369          32
     3,000M     5 1/2% 7/1/2019                                                                  3,326,250          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,133,619          69
----------------------------------------------------------------------------------------------------------------------
              Kansas--.3%
     2,475M   Wyandotte County Unified School District #500 GO
                5% 9/1/2020                                                                      2,604,937          29
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana--1.2%
    $5,000M   Louisiana State GO 6% 5/1/2004*                                                   $5,180,800         $59
    12,850M   Regional Transportation Auth. Zero Coupon
                12/1/2021                                                                        5,268,500          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,449,300         118
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--4.8%
    10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                        11,816,967         133
     2,885M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                    3,050,887          35
     3,000M   Massachusetts State Construction Loan GO Series "B"
                5 1/2% 3/1/2012*                                                                 3,476,250          39
    20,550M   Massachusetts State GO 6% 8/1/2009                                                24,017,812         271
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,361,916         478
----------------------------------------------------------------------------------------------------------------------
              Michigan--2.6%
     5,000M   Detroit Sewer Disposal Revenue Series "A"
                5% 7/1/2020                                                                      5,300,000          60
    10,000M   Michigan State Environment Protection Prog. GO
                6 1/4% 11/1/2012                                                                11,912,500         134
     4,500M   Monroe County Economic Dev. Corp.
                (Detroit Edison Co.) 6.95% 9/1/2022                                              5,940,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                23,152,500         261
----------------------------------------------------------------------------------------------------------------------
              Minnesota--1.6%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "C":
     3,380M     5 1/2% 1/1/2017                                                                  3,772,925          43
     3,315M     5 1/2% 1/1/2018                                                                  3,683,794          41
     5,770M     5 1/2% 1/1/2019                                                                  6,383,062          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,839,781         156
----------------------------------------------------------------------------------------------------------------------
              Missouri--3.7%
              Missouri State Health & Educational Facilities Authority:
                BJC Health System Series "A":
     6,840M     6 3/4% 5/15/2010                                                                 8,387,550          95
    10,175M     6 3/4% 5/15/2011                                                                12,604,281         142
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Missouri (continued)
              St. Louis Missouri Airport Rev. Series "A":
    $4,135M     5 5/8% 7/1/2017                                                                 $4,626,031         $52
     3,620M     5 5/8% 7/1/2018                                                                  4,036,300          45
     3,030M     5 5/8% 7/1/2019                                                                  3,363,300          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,017,462         372
----------------------------------------------------------------------------------------------------------------------
              Nevada--4.3%
              Clark County Nevada Bond Bank General Obligations:
     8,195M     5 1/2% 6/1/2017                                                                  9,178,400         104
     8,645M     5 1/2% 6/1/2018                                                                  9,574,338         108
              Las Vegas New Convention & Visitors Auth. Revenue:
     3,500M     5 3/4% 7/1/2015                                                                  4,029,375          45
     2,500M     5 3/4% 7/1/2017                                                                  2,846,875          32
              Truckee Meadows Nevada Water Authority:
     6,115M     5 1/2% 7/1/2017                                                                  6,825,869          77
     2,605M     5 1/2% 7/1/2018                                                                  2,891,550          33
     2,500M     5 1/2% 7/1/2019                                                                  2,768,750          31
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,115,157         430
----------------------------------------------------------------------------------------------------------------------
              New Jersey--2.2%
     2,200M   New Jersey State Educ. Facs. Auth. Rev. Public Library
                PJ Grant 5 1/2% 9/1/2018                                                         2,453,000          28
    10,000M   New Jersey State Trans. Corp. COP Fed. Trans. Admin.
                Grants Series "A" 5 3/4% 9/15/2009*                                             11,600,000         131
     5,000M   New Jersey Turnpike Authority Revenue Series "A"
                5% 1/1/2020                                                                      5,287,500          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,340,500         218
----------------------------------------------------------------------------------------------------------------------
              New Mexico--.0%
       295M   New Mexico Mortgage Finance Auth. Single-Family
                Mtge. 8% 1/1/2017                                                                  295,000           3
----------------------------------------------------------------------------------------------------------------------
              New York--7.5%
              New York City General Obligations:
     5,000M     Series "C" 5 1/2% 3/15/2015                                                      5,643,750          64
     3,275M     Series "G" 5 5/8% 8/1/2020                                                       3,651,625          41
    22,250M   New York City Municipal Water Fin. Auth. Rev.
                6% 6/15/2021                                                                    27,061,562         305
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              New York (continued)
              New York State Dorm. Auth. Rev. New York University:
    $5,000M     5 7/8% 5/15/2017                                                                $6,043,750         $68
    10,000M     Series "A" 5 3/4% 7/1/2027                                                      11,750,000         133
     5,950M   New York State Housing Finance Agy. Rev.
                5 7/8% 11/1/2010                                                                 6,470,625          73
     5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan
                Complex) 5 3/4% 10/15/2013                                                       5,806,250          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                66,427,562         749
----------------------------------------------------------------------------------------------------------------------
              North Carolina--2.4%
              North Carolina Municipal Power Agency
                (Catawba Electric):
     8,950M     6% 1/1/2010                                                                     10,527,438         119
     8,945M     6% 1/1/2011                                                                     10,566,281         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,093,719         238
----------------------------------------------------------------------------------------------------------------------
              North Dakota--1.5%
    10,500M   Mercer County Pollution Control Rev. (Basin Elec.
                Pwr. Coop.) 7.2% 6/30/2013                                                      13,190,625         149
----------------------------------------------------------------------------------------------------------------------
              Ohio--.8%
     6,000M   Jefferson County Jail Construction GO 5 3/4% 12/1/2019                             7,230,000          82
----------------------------------------------------------------------------------------------------------------------
              Oklahoma--.7%
     5,540M   Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.)
                6% 8/15/2017                                                                     6,315,600          71
----------------------------------------------------------------------------------------------------------------------
              Oregon--.7%
              Portland Urban Renewal & Redev. South Park
                Blocks Series "A":
     2,695M     5 3/4% 6/15/2015                                                                 3,132,938          35
     2,630M     5 3/4% 6/15/2016                                                                 3,040,938          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,173,876          70
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.2%
     3,000M   Allegheny County Sanitation Auth. Sewer Rev.
                5 1/2% 12/1/2030                                                                 3,251,250          37
     5,000M   Pennsylvania State GO 6 3/4% 11/15/2004*                                           5,317,150          60
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania (continued)
    $4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev.
                Series "A" 5 1/2% 12/1/2019                                                     $5,528,312         $62
    12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                               14,716,063         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,812,775         325
----------------------------------------------------------------------------------------------------------------------
              Rhode Island--.5%
     4,000M   Rhode Island State Construction Capital Dev. GO
                Series "A" 5 1/2% 7/15/2018                                                      4,480,000          50
----------------------------------------------------------------------------------------------------------------------
              South Carolina--1.5%
    11,500M   South Carolina Transportation Infrastructure Bank
                Rev. Series "A" 5 1/2% 10/1/2009*                                               13,368,750         151
----------------------------------------------------------------------------------------------------------------------
              South Dakota--.5%
     3,855M   South Dakota Hlth. & Edl. Facs. Auth. (McKennan Hosp.)
                7 5/8% 7/1/2014                                                                  4,645,275          52
----------------------------------------------------------------------------------------------------------------------
              Tennessee--.5%
     3,500M   Memphis-Shelby County Sports Auth. Rev.
                (Memphis Arena Proj.) Series "A" 5 1/2% 11/1/2016                                3,998,750          45
----------------------------------------------------------------------------------------------------------------------
              Texas--8.4%
    16,000M   Austin Texas Utilities Systems Rev. 6% 11/15/2013                                 18,920,000         213
     5,000M   Bexar County Health Facs. (Baptist Memorial Hosp.)
                6 3/4% 8/15/2004*                                                                5,273,250          59
              Harris County Toll Road Senior Liens General
                Obligations Series "A":
    11,065M     6 1/2% 8/15/2012                                                                13,609,950         154
     7,305M     6 1/2% 8/15/2013                                                                 9,049,069         102
              Houston Water Conveyance System
                Certificates of Participations:
     2,250M     6 1/4% 12/15/2012                                                                2,739,375          31
     4,705M     6 1/4% 12/15/2013                                                                5,769,506          65
     4,950M     6 1/4% 12/15/2014                                                                6,094,687          69
     6,035M     6 1/4% 12/15/2015                                                                7,483,400          84
     5,300M   Rio Grande Valley Hlth. Facility Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                         5,372,716          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                74,311,953         838
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utah--.3%
    $1,765M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                 $2,497,475         $28
----------------------------------------------------------------------------------------------------------------------
              Virginia--.4%
     3,310M   Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                  3,425,850          39
----------------------------------------------------------------------------------------------------------------------
              Washington--2.1%
              Snohomish County Washington Ltd. Tax
                General Obligations:
     7,975M     5 1/2% 12/1/2017                                                                 8,932,000         101
     8,410M     5 1/2% 12/1/2018                                                                 9,366,638         105
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,298,638         206
----------------------------------------------------------------------------------------------------------------------
              Wisconsin--1.8%
    12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                6.9% 8/1/2021                                                                   15,870,000         179
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $769,647,465)                                    98.7%    875,183,630       9,868
Other Assets, Less Liabilities                                                         1.3      11,676,722         132
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $886,860,352     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.945% with Citibank, N.A.                                      11/12/2013     $44,000M    $(1,097,396)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  Summary of Abbreviations:

    COP   Certificate of Participation
    GO    General Obligation

  See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) and the Lehman Brothers Municipal Bond Index.

INSURED TAX EXEMPT FUND II
GRAPH PLOTS
As of December 31, 2003

                FIRST INVESTORS
                    INSURED TAX          LEHMAN BROTHERS
                 EXEMPT FUND II     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    9,053                    9,483
Dec-95                   10,911                   11,151
Dec-96                   11,360                   11,625
Dec-97                   12,530                   12,693
Dec-98                   13,456                   13,516
Dec-99                   13,198                   13,237
Dec-00                   14,980                   14,784
Dec-01                   15,948                   15,542
Dec-02                   17,741                   17,034
Dec-03                   18,635                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        5.04%          (0.99%)
  Five Years                      6.73%           5.47%
  Ten Years                       7.05%           6.42%
  S.E.C. 30-Day Yield                     2.76%
Class B Shares
  One Year                        4.26%           0.26%
  Since Inception
  (12/18/00)                      6.96%           6.10%
  S.E.C. 30-Day Yield                     2.18%

  The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.42%), 4.78% and 5.49%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.39%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been (0.19%) and 5.66%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.78%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio Of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.7%
              Alabama--.3%
      $250M   Coffee County Public Bldg. Auth. 6.1% 9/1/2006*                                     $283,437         $29
----------------------------------------------------------------------------------------------------------------------
              Alaska--1.2%
     1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                              1,150,000         118
----------------------------------------------------------------------------------------------------------------------
              Arizona--7.1%
     1,000M   Arizona State Trans. Brd. Hwy. Rev. 5 1/4% 7/1/2020                                1,085,000         111
     1,745M   Casa Grande Excise Tax 5% 4/1/2020                                                 1,856,244         190
       250M   Maricopa County Ind. Dev. Hosp. Facs. Rev.
                (Samaritan Hlth. Svcs.) 7% 12/1/2016                                               325,312          33
              Oro Valley Muni. Ppty. Water & Sewer:
     1,000M     5% 7/1/2023                                                                      1,043,750         107
     2,525M     5% 7/1/2028                                                                      2,597,594         266
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,907,900         707
----------------------------------------------------------------------------------------------------------------------
              California--9.7%
       940M   California Community College Financing Auth.
                Lease Rev. 5% 8/1/2019                                                           1,004,625         103
     3,000M   California State Dept. Water Res. Supply Rev.
                Series "A" 5 3/8% 5/1/2018                                                       3,303,750         338
     1,330M   Grant Junction Unified High School District GO
                5 1/4% 8/1/2021                                                                  1,433,075         147
       690M   Jefferson High School District GO (San Mateo Cnty.)
                6 1/4% 2/1/2017                                                                    851,287          87
     1,160M   Palm Desert Financing Auth. Tax Rev. 5% 8/1/2020                                   1,236,850         127
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     522,970          53
     1,000M   Santa Clara Electric Rev. 5 1/4% 7/1/2019                                          1,091,250         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,443,807         967
----------------------------------------------------------------------------------------------------------------------
              Colorado--2.7%
     1,500M   Adams & Arapahoe Cntys. Jnt. School District #28J
                Aurora Series "A" 5 1/8% 12/1/2021                                               1,595,625         163
     1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                              1,068,750         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,664,375         273
----------------------------------------------------------------------------------------------------------------------





Portfolio Of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              District of Columbia--3.7%
    $1,455M   District of Columbia GO 5 1/4% 6/1/2014                                           $1,602,319        $164
     1,885M   Metropolitan Washington DC Airport Auth.
                Sys. Rev. 5 1/4% 10/1/2019                                                       2,052,294         210
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,654,613         374
----------------------------------------------------------------------------------------------------------------------
              Florida--6.1%
     1,000M   Broward County Water & Sewer Rev. 5% 10/1/2021                                     1,047,500         107
       335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                           382,737          39
     1,365M   Florida St. Govt. Lehigh Utility System Rev.
                5% 10/1/2020                                                                     1,446,900         148
     1,275M   Sarasota County Util. Sys. Rev. 5 1/4% 10/1/2020                                   1,378,594         141
     1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                       1,698,500         174
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,954,231         609
----------------------------------------------------------------------------------------------------------------------
              Georgia--2.2%
     1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking &
                Family Hsg. Projs. (Georgia Tech. Facs.)
                5 1/4% 11/1/2021                                                                 1,075,000         110
     1,000M   Georgia Municipal Association, Inc. (City Court
                Atlanta Proj.) 5 1/8% 12/1/2021                                                  1,056,250         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,131,250         218
----------------------------------------------------------------------------------------------------------------------
              Illinois--.6%
       500M   Chicago GO 6% 7/1/2005*                                                              544,375          56
----------------------------------------------------------------------------------------------------------------------
              Indiana--3.9%
     1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2019                                          1,136,863         116
     1,105M   Merrillville Multi-School Building Corp. GO
                5 1/2% 7/15/2017                                                                 1,234,838         126
     1,250M   Zionsville Community Schools Bldg. Corp. GO
                5 3/4% 7/15/2017                                                                 1,423,438         146
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,795,139         388
----------------------------------------------------------------------------------------------------------------------
              Kentucky--1.1%
     1,000M   Kentucky State Ppty. & Buildings Commn. Rev.
                5 1/4% 8/1/2019                                                                  1,091,250         112
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Louisiana--3.8%
    $1,845M   Louisiana Local Govt. Env. Facs. & Commission
                5 1/4% 10/1/2021                                                                $1,969,538        $202
       525M   Louisiana Public Facs. Auth. Rev. (Dillard Univ. Proj.)
                Series "A" 5 1/8% 8/1/2020                                                         555,844          57
     1,075M   Louisiana St. Gas & Fuel Tax Rev. 5 3/8% 6/1/2017                                  1,195,938         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,721,320         381
----------------------------------------------------------------------------------------------------------------------
              Maine--.3%
       250M   Maine Municipal Bond Bank 6 1/2% 11/1/2004*                                          266,040          27
----------------------------------------------------------------------------------------------------------------------
              Massachusetts--2.2%
     1,000M   Springfield GO 5 1/4% 1/15/2022                                                    1,073,750         110
     1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                 1,065,000         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,138,750         219
----------------------------------------------------------------------------------------------------------------------
              Michigan--12.6%
     1,000M   Detroit City School Dist. GO (Sch. Bldg. & Site Impt.)
                5 1/2% 5/1/2018                                                                  1,118,750         114
     1,105M   Grand Rapids Cmnty. College 5 1/4% 5/1/2021                                        1,187,875         122
              Howell Public Schools General Obligations:
     4,300M     Building & Site 5% 5/1/2020                                                      4,552,625         466
     1,000M     Zero Coupon 5/1/2006*                                                              440,000          45
     1,300M   Lansing Community College 5% 5/1/2020                                              1,376,375         141
     1,000M   Michigan Public Pwr. Agy. Rev. (Combustion
                Turbine #1 Proj.) 5 1/4% 1/1/2018                                                1,095,000         112
       750M   Milan Area School District GO 5 5/8% 5/1/2010*                                       874,687          90
     1,490M   Wayne Charter County Airport Rev. 5 3/8% 12/1/2016                                 1,655,763         169
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,301,075       1,259
----------------------------------------------------------------------------------------------------------------------
              Missouri--2.5%
       200M   Liberty Sewer System Rev. 6.15% 2/1/2015                                             232,250          24
     1,105M   Missouri State Dev. Fin. Brd. 5% 4/1/2020                                          1,167,156         119
       310M   Springfield Pub. Bldg. Corp. Leasehold Rev.
                (Springfield Rec. Proj.) Series "B" 5.85% 6/1/2014                                 359,987          37
       250M   St. Joseph School District GO (Direct Deposit Prog.)
                5 3/4% 3/1/2019                                                                    285,312          29
       375M   St. Louis County Pattonville R-3 School District GO
                (Direct Deposit Prog.) 5 3/4% 3/1/2017                                             430,312          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,475,017         253
----------------------------------------------------------------------------------------------------------------------





Portfolio Of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Nebraska--1.1%
    $1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                           $1,073,750        $110
----------------------------------------------------------------------------------------------------------------------
              New Jersey--4.8%
     1,000M   Hudson County COP 5% 12/1/2021                                                     1,060,000         109
       810M   Monmouth County Impt. Auth. Rev. 5% 12/1/2020                                        854,550          87
              New Jersey State Educ. Facs. Authority:
     1,000M     Ramapo College 5% 7/1/2019                                                       1,060,000         109
     1,635M     Rowan University 5 1/8% 7/1/2021                                                 1,735,144         177
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,709,694         482
----------------------------------------------------------------------------------------------------------------------
              New York--6.5%
              Camden Central School District General Obligations:
       725M     5 1/2% 3/15/2016                                                                   828,312          85
       250M     5 1/2% 3/15/2017                                                                   284,375          29
              Indian River Central School District General Obligations:
       560M     5% 1/15/2017                                                                       602,700          62
       590M     5% 1/15/2018                                                                       630,562          65
     2,000M   Metropolitan Trans. Auth. 5% 1/1/2021                                              2,095,000         214
     1,000M   New York State Dormitory Auth. Rev. (Fordham Univ.)
                5% 7/1/2020                                                                      1,053,750         108
       785M   Wayland-Cohocton Central School District GO
                5% 6/15/2015                                                                       863,500          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,358,199         651
----------------------------------------------------------------------------------------------------------------------
              Ohio--13.6%
     1,880M   Akron GO 5 1/4% 12/1/2020                                                          2,049,200         210
     1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                           1,367,950         140
              Akron-Summit Cnty. Pub. Library General Obligations:
     1,000M     5% 12/1/2018                                                                     1,073,750         110
     2,500M     5% 12/1/2020                                                                     2,650,000         271
     1,380M   Cincinnati State Tech. & Cmnty. College Gen. Receipts
                5 1/4% 10/1/2020                                                                 1,509,375         155
     1,185M   Fairfield County GO 5% 12/1/2022                                                   1,242,769         127
     1,500M   Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                 1,678,125         172
     1,140M   Toledo City Sch. Dist. 5% 12/1/2020                                                1,215,525         124
       450M   Youngstown GO 6% 12/1/2031                                                           518,625          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,305,319       1,362
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Oregon--.6%
      $500M   Oregon State Dept. of Administrative Services COP
                5.65% 5/1/2007*                                                                   $565,000         $58
----------------------------------------------------------------------------------------------------------------------
              Pennsylvania--3.4%
       390M   Allegheny County Port Auth. Spl. Rev. 5 1/2% 3/1/2013                                443,625          45
       525M   Erie GO 5 3/4% 5/15/2007*                                                            590,625          61
     1,195M   Pennridge Sch. Dist. GO 5% 2/15/2020                                               1,263,713         129
     1,000M   State Pub. Sch. Bldg. Auth. (Philadelphia Sch. Dist.)
                5 1/4% 6/1/2024                                                                  1,062,500         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,360,463         344
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico--.6%
       545M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    579,700          59
----------------------------------------------------------------------------------------------------------------------
              South Carolina--2.2%
     1,000M   Greenville Hosp. Sys. Facs. Rev. 5 1/4% 5/1/2019                                   1,088,750         111
     1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                           1,060,000         109
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,148,750         220
----------------------------------------------------------------------------------------------------------------------
              Texas--1.7%
       505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                      597,162          61
       400M   Harris County Toll Road GO Senior Lien Series "A"
                6 1/2% 8/15/2013                                                                   495,500          51
       500M   Midlothian Water District GO 5 3/8% 9/1/2016                                         553,125          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,645,787         168
----------------------------------------------------------------------------------------------------------------------
              Washington--1.2%
     1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                             1,188,100         122
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $88,807,212)                                               93,457,341       9,566
----------------------------------------------------------------------------------------------------------------------





Portfolio Of Investments (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--5.1%
              Adjustable Rate Notes**
      $500M   Gulf Coast Texas Waste Disp. Auth. Rev. 1.14%                                       $500,000         $51
     1,000M   New Jersey Economic Dev. Auth. Rev. 1 1/4%                                         1,000,000         102
     2,000M   New York City Transitional Fin. Auth. Rev. 1.28%                                   2,000,000         205
     1,500M   Valdez Alaska Marine Term. Rev. 1.2%                                               1,500,000         154
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $5,000,000)                                                                              5,000,000         512
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $93,807,212)                              100.8%     98,457,341      10,078
Excess of Liabilities Over Other Assets                                                (.8)       (765,752)        (78)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $97,691,589     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                       10/29/2015      $9,500M      $(135,787)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

   Summary of Abbreviations:

     COP  Certificate of Participation
     GO   General Obligation

   See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

NEW YORK INSURED TAX FREE FUND
GRAPH PLOTS
As of December 31, 2003

               NEW YORK INSURED          LEHMAN BROTHERS
                  TAX FREE FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,949                    9,483
Dec-95                   10,331                   11,151
Dec-96                   10,636                   11,625
Dec-97                   11,468                   12,693
Dec-98                   12,109                   13,516
Dec-99                   11,665                   13,237
Dec-00                   13,113                   14,784
Dec-01                   13,524                   15,542
Dec-02                   14,938                   17,034
Dec-03                   15,591                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.37%          (1.63%)
  Five Years                      5.18%           3.94%
  Ten Years                       5.16%           4.54%
  S.E.C. 30-Day Yield                     2.37%
Class B Shares
  One Year                        3.55%          (0.45%)
  Five Years                      4.42%           4.08%
  Since Inception
  (1/12/95)                       5.64%           5.64%
  S.E.C. 30-Day Yield                     1.77%

The graph compares a $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.79%), 3.80% and 4.46%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.21%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.60%), 3.94% and 5.54%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.60%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--93.7%
              Education--16.2%
              New York State Dormitory Authority Revenue:
                City University:
    $2,000M       5 3/4% 7/1/2012                                                               $2,305,000        $119
     5,955M       5 3/4% 7/1/2013                                                                7,041,787         364
     3,000M       6% 7/1/2020                                                                    3,663,750         189
     2,350M     Colgate University 6% 7/1/2021                                                   2,861,125         148
     1,500M     Educational Facility 5 1/4% 5/15/2021                                            1,687,500          87
     1,610M     New York University 6% 7/1/2018                                                  1,970,238         102
     1,425M     NYSARC Insured Series "A" 5 1/4% 7/1/2018                                        1,565,719          81
     2,715M     Rochester Institute of Technology 5 1/4% 7/1/2018                                2,966,138         153
     1,000M     School Districts Financing Prog. Series "C"
                  5 1/4% 4/1/2021                                                                1,077,500          56
                Series "A":
     1,085M       5% 7/1/2020                                                                    1,147,387          59
     1,685M       5% 7/1/2021                                                                    1,771,356          91
                Special Act School Districts Programs:
     1,375M       6% 7/1/2012                                                                    1,605,313          83
     1,460M       6% 7/1/2013                                                                    1,713,675          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                31,376,488       1,621
----------------------------------------------------------------------------------------------------------------------
              General Obligations--35.2%
              Buffalo:
                Series "B":
     1,130M       5 3/8% 11/15/2016                                                              1,268,425          66
     2,360M       5 3/8% 11/15/2017                                                              2,640,250         136
     2,620M       5 3/8% 11/15/2019                                                              2,878,725         149
                Series "D":
     1,040M       6% 12/1/2013                                                                   1,229,800          64
     1,000M       5 1/2% 12/15/2015                                                              1,135,000          59
     1,000M   Central Square Central School Dist. 5% 5/15/2017                                   1,086,250          56
              Eastport South Manor Central School District:
     1,250M       5% 6/15/2016                                                                   1,368,750          71
     1,315M       5% 6/15/2017                                                                   1,430,062          74
     1,385M       5% 6/15/2018                                                                   1,494,069          77
     1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                             1,156,250          60
              Nassau County:
     4,355M       5.7% 8/1/2004*                                                                 4,600,796         238
     3,845M       6 1/2% 11/1/2004*                                                              4,129,838         213
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
              New York City:
    $1,000M     Series "A" 7 1/4% 3/15/2018                                                     $1,150,000         $59
     3,355M     Series "B1" 6.95% 8/15/2004*                                                     3,509,062         181
     4,420M     Series "C" 5 5/8% 3/15/2019                                                      4,939,350         255
                Series "E":
     1,000M       6.2% 8/1/2008                                                                  1,155,000          60
     2,000M       5 3/4% 8/1/2018                                                                2,285,000         118
     4,570M       5 3/4% 5/15/2024                                                               5,089,837         263
     2,500M     Series "F" 5 1/4% 8/1/2014                                                       2,768,750         143
     2,885M     Series "G" 5 3/4% 8/1/2018                                                       3,296,112         170
     1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                   2,257,500         117
     1,395M   North Syracuse Central School District Series "A"
                  5% 6/15/2018                                                                   1,494,394          77
     4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                     4,715,000         244
     1,000M   Red Hook Central School District 5 1/8% 6/15/2017                                  1,100,000          57
     1,000M   Rome School District 5 1/2% 6/15/2016                                              1,122,500          58
              Shenendehowa Central School District (Clifton Park):
                Series "E":
       585M       5% 1/1/2018                                                                      625,219          32
       610M       5% 1/1/2019                                                                      648,125          33
                Series "F":
       500M       5% 7/15/2018                                                                     536,250          28
       200M       5% 7/15/2019                                                                     213,250          11
              Yonkers Series "A":
     1,345M       5 1/8% 7/1/2016                                                                1,482,862          77
     1,900M       5 3/4% 10/1/2016                                                               2,208,750         114
     1,410M       5 1/4% 7/1/2017                                                                1,545,712          80
     1,480M       5 1/4% 7/1/2018                                                                1,611,350          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                68,172,238       3,523
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.4%
     1,320M   New York State Dorm. Auth. Rev. (United Cerebral
                Palsy Affiliation) 5 1/8%, 7/1/2021                                              1,405,800          73
              New York State Medical Care Facs. Agency:
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                           1,858,066          96
     4,915M     Mental Health Services Facs. 6 1/2% 8/15/2004*                                   5,176,183         267
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,440,049         436
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--1.3%
    $2,345M   New York State Housing Fin. Agy. 6.05% 5/1/2011                                   $2,520,875        $130
----------------------------------------------------------------------------------------------------------------------
              Transportation--18.6%
              Metropolitan Transit Authority of New York:
     2,000M     Commuter Facilities Series 6 1/8% 7/1/2004*                                      2,079,440         107
                Transit Authority Revenue:
     2,500M       Series "A" 5% 11/15/2020                                                       2,650,000         137
     5,000M       Series "B" 5 1/4% 11/15/2022                                                   5,368,750         277
     2,725M     Transit Dedicated Tax 5 1/8% 11/15/2020                                          2,912,344         151
              New York State Thruway Auth. Hwy. &
                Bridge Series "A":
     1,500M       6% 4/1/2015                                                                    1,766,250          91
     3,250M       5 1/4% 4/1/2017                                                                3,566,875         184
     3,500M       5 1/4% 4/1/2018                                                                3,815,000         197
              Triborough Bridge & Tunnel Authority:
     5,000M       Series "B" 5.3% 1/1/2011*                                                      5,737,500         297
     6,900M       Series "Y" 6% 1/1/2012                                                         8,107,500         419
----------------------------------------------------------------------------------------------------------------------
                                                                                                36,003,659       1,860
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.2%
              New York City Municipal Water Fin. Auth. Revenue:
     2,750M       6% 6/15/2021                                                                   3,344,688         173
     7,000M       5 1/2% 6/15/2033                                                               7,577,500         392
     8,000M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                              9,020,000         466
     6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                        7,536,713         389
----------------------------------------------------------------------------------------------------------------------
                                                                                                27,478,901       1,420
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
     2,500M   Nassau County Interim Fin. Auth. 5 3/4% 11/15/2016                                 2,875,000         148
     3,000M   New York City Transitional Financial Auth.
                  5 1/4% 8/1/2020                                                                3,247,500         168
       895M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                  7 3/8% 7/1/2016                                                                1,135,531          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,258,031         375
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $165,614,400)                                             181,250,241       9,365
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--5.1%
              Adjustable Rate Notes**
              New York City Transitional Financial Authority:
    $2,000M     Series "3" 1.28%                                                                $2,000,000        $103
     1,000M     Series "C" 1.28%                                                                 1,000,000          52
     5,000M   New York State Government Assistance Corp. 1.07%                                   5,000,000         259
     1,900M   Puerto Rico Commonwealth Govt. Dev. Bank 1.07%                                     1,900,000          98
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
(cost $9,900,000)                                                                                9,900,000         512
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $175,514,400)                              98.8%    191,150,241       9,877
Other Assets, Less Liabilities                                                         1.2       2,377,310         123
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $193,527,551     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
 the BMA Index and pay quarterly a fixed
 rate equal to 3.95% with Citibank, N.A.                                        10/29/2015     $19,000M      $(271,574)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2003.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

ARIZONA FUND
GRAPH PLOTS
As of December 31, 2003

                        ARIZONA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,894                    9,483
Dec-95                   10,531                   11,151
Dec-96                   10,921                   11,625
Dec-97                   11,935                   12,693
Dec-98                   12,672                   13,516
Dec-99                   12,434                   13,237
Dec-00                   13,787                   14,784
Dec-01                   14,416                   15,542
Dec-02                   15,873                   17,034
Dec-03                   16,630                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.77%          (1.24%)
  Five Years                      5.59%           4.35%
  Ten Years                       5.84%           5.22%
  S.E.C. 30-Day Yield                      2.62%
Class B Shares
  One Year                        3.96%          (0.04%)
  Five Years                      4.79%           4.46%
  Since Inception
  (1/12/95)                       6.38%           6.38%
  S.E.C. 30-Day Yield                      2.03%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Arizona Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.63%), 3.76% and 4.53%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.16%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.45%), 3.86% and 5.69%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.55%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Certificates of Participation--8.1%
      $500M   Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                             $531,250        $214
     1,000M   Arizona State University 5% 7/1/2020                                               1,055,000         425
       400M   University of Arizona 5% 6/1/2020                                                    422,000         170
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,008,250         809
----------------------------------------------------------------------------------------------------------------------
              Education--11.8%
       500M   Arizona School Facilities Board Rev. 5 1/4% 7/1/2016                                 554,375         223
       500M   Arizona State University Rev. Sys. 5.65% 7/1/2014                                    571,875         230
     1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj.
                Main Campus) 5 1/4% 7/1/2018                                                     1,098,750         443
       640M   South Campus Group (Arizona St. Univ. Proj.
                South Campus) 5 5/8% 9/1/2023                                                      712,800         287
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,937,800       1,183
----------------------------------------------------------------------------------------------------------------------
              General Obligations--18.9%
              Maricopa County School District:
       215M     #11 (Peoria) 6.1% 7/1/2004*                                                        222,443          90
       250M     #11 (Peoria) 5 1/2% 7/1/2009*                                                      290,313         117
       185M     #11 (Peoria) 6.1% 7/1/2010                                                         191,070          77
     1,000M     #41 (Gilbert) Zero Coupon 1/1/2008                                                 903,750         364
       525M     #80 (Chandler) 6 1/4% 7/1/2011                                                     635,250         256
     1,000M   Phoenix Arizona Series "B" 5 3/8% 7/1/2019                                         1,108,750         446
              Pima County Unified School District:
       500M     #6 (Marana) 5 1/4% 7/1/2010*                                                       578,125         233
       100M     #13 (Tanque Verde) 6.7% 7/1/2010                                                   104,565          42
       200M   Santa Cruz County School District #35, 6% 7/1/2008                                   206,468          83
              Yavapai County Elementary School District:
       230M     #6 (Cottonwood-Oak Creek) 6.7% 7/1/2004*                                           238,630          96
       215M     #28 (Camp Verde) 6% 7/1/2008                                                       224,088          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,703,452       1,894
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.2%
      $650M   Maricopa County Ind. Dev. Auth. (Samaritan
                Hlth. Svcs.) 7% 12/1/2016                                                         $845,813        $341
       600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.)
                5 7/8% 1/1/2016                                                                    684,000         275
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,529,813         616
----------------------------------------------------------------------------------------------------------------------
              Housing--.7%
       150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.)
                6.1% 10/1/2019                                                                     161,625          65
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.4%
       385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                 401,235         162
       400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2014                                    447,000         180
----------------------------------------------------------------------------------------------------------------------
                                                                                                   848,235         342
----------------------------------------------------------------------------------------------------------------------
              Utilities--32.2%
       225M   Gilbert Water & Sewer Rev. 6 1/2% 7/1/2012                                           232,819          94
     1,000M   Glendale Arizona Water & Sewer Rev. 5% 7/1/2021                                    1,052,500         424
              Mesa Utility Systems Revenue:
       350M     6 1/8% 7/1/2007*                                                                   403,375         163
       500M     5 3/4% 7/1/2015                                                                    597,500         241
     1,000M     5% 7/1/2019                                                                      1,110,000         447
              Phoenix Arizona Civic Impt. Corp. Water
              System Revenue:
       250M     5 1/4% 7/1/2016                                                                    287,500         116
     1,000M     5% 7/1/2018                                                                      1,068,750         430
       500M     5 1/2% 7/1/2020                                                                    554,375         223
       500M   Phoenix Arizona Civic Wastewater Rev. 5 3/8% 7/1/2015                                561,250         226
       750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                               838,125         338
       250M   Puerto Rico Electric Power Auth. Rev. 5 1/8% 7/1/2026                                264,063         106
              Tucson Water Revenue:
       150M     8% 7/1/2013                                                                        204,375          82
       250M     5% 7/1/2014                                                                        280,625         113
       500M     5.3% 7/1/2016                                                                      549,375         221
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,004,632       3,224
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--16.0%
      $305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                           $321,394        $129
     1,000M   Flagstaff Arizona Municipal Facs. Corp. 5 1/4% 7/1/2020                            1,087,500         438
       250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                    288,750         116
       500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                  563,750         227
       750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                838,125         338
       400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                        421,292         170
       400M   Surprise Municipal Property Corp. Excise Tax Rev.
                5 3/8% 7/1/2009*                                                                   448,000         180
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,968,811       1,598
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $22,376,975)                                               24,162,618       9,731
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.2%
       300M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1.06%**
                (cost $300,000)                                                                    300,000         121
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,676,975)                               98.5%     24,462,618       9,852
Other Assets, Less Liabilities                                                         1.5         367,418         148
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $24,830,036     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
 the BMA Index and pay quarterly a fixed
 rate equal to 3.94% with Citibank, N.A.                                        11/17/2015       $1,200M      $(14,054)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

CALIFORNIA FUND
GRAPH PLOTS
As of December 31, 2003

                     CALIFORNIA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,850                    9,483
Dec-95                   10,457                   11,151
Dec-96                   10,866                   11,625
Dec-97                   11,916                   12,693
Dec-98                   12,669                   13,516
Dec-99                   12,303                   13,237
Dec-00                   13,971                   14,784
Dec-01                   14,499                   15,542
Dec-02                   16,026                   17,034
Dec-03                   16,739                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.45%          (1.55%)
  Five Years                      5.73%           4.49%
  Ten Years                       5.91%           5.29%
  S.E.C. 30-Day Yield                     2.84%
Class B Shares
  One Year                        3.65%          (0.35%)
  Five Years                      4.93%           4.59%
  Since Inception
  (1/12/95)                       6.51%           6.51%
  S.E.C. 30-Day Yield                     2.26%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- California Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.93%), 4.07% and 4.89%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.41%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.75%), 4.18% and 6.12%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.82%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              Certificates of Participation--11.5%
      $500M   Castaic Lake Water Agency Water Sys. Impt. Proj.
                7% 8/1/2012                                                                       $631,250        $207
       750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                        812,812         267
     1,940M   Riverside 5% 9/1/2020                                                              2,051,550         673
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,495,612       1,147
----------------------------------------------------------------------------------------------------------------------
              General Obligations--26.4%
     1,000M   Chaffey Community College District 5 1/4% 7/1/2022                                 1,070,000         351
       500M   Fontana School District 5 3/4% 5/1/2022                                              556,250         182
       650M   Jefferson High School District (San Mateo Cnty.)
                6 1/4% 2/1/2016                                                                    800,313         263
     1,000M   Morgan Hill Unified School District 5 1/4% 8/1/2018                                1,092,500         358
       750M   Natomas Unified School District 5.95% 9/1/2021                                       895,312         294
     1,000M   San Diego Unified School District Series "E"
                5 1/4% 7/1/2024                                                                  1,063,750         349
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                        915,000         300
       500M     7.2% 2/1/2016                                                                      631,875         207
     1,000M   West Contra Costa Unified School District Series "B"
                5% 8/1/2031                                                                      1,022,500         335
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,047,500       2,639
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.2%
     1,000M   Port Oakland Revenue Bonds Series "M"
                5 1/4% 11/1/2020                                                                 1,082,500         355
       700M   Puerto Rico Commonwealth Hwy. & Trans. Auth.
                Rev. 5 3/4% 7/1/2018                                                               807,625         265
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,890,125         620
----------------------------------------------------------------------------------------------------------------------
              Utilities--32.5%
     1,000M   California State Dept. Water Central Proj. Series "Z"
                5% 12/1/2019                                                                     1,063,750         349
     1,500M   California State Dept. Water Pwr. Supply Rev.
                5 3/8% 5/1/2018                                                                  1,651,875         542
       250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                    305,625         100
     2,650M   Los Angeles Water & Power Rev. Series "B"
                5 1/8% 7/1/2020                                                                  2,835,500         930
       700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                789,250         259
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $1,000M   San Diego Public Facs. Fin. Auth. Wtr. Rev.
                5% 8/1/2020                                                                     $1,055,000        $346
     1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.)
                5 1/4% 12/1/2017                                                                 1,337,050         439
       750M   South Gate Public Fin. Auth. Wtr. Rev. Series "A"
                6% 10/1/2012                                                                       885,000         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,923,050       3,255
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--22.2%
       500M   Barstow Redevelopment Agy. 7% 9/1/2014                                               644,375         211
     1,000M   California State Public Works Board 6 1/2% 12/1/2008                               1,185,000         389
     1,000M   Long Beach Financing Auth. Rev. 6% 11/1/2017                                       1,217,500         399
     1,000M   Rohnert Park Cmnty. Dev. Commn. Tax Alloc. Rev.
                5 1/4% 8/1/2020                                                                  1,083,750         355
       500M   San Francisco City & County Redev. Agy.
                (Moscone Ctr.) 6 3/4% 7/1/2015                                                     522,970         172
       500M   San Jose Redevelopment Agy. 6% 8/1/2015                                              605,625         199
       700M   San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                              882,875         290
       500M   Santa Ana Financing Auth. Lease Rev. 6 1/4% 7/1/2015                                 616,250         202
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,758,345       2,217
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $27,556,997)                                     98.8%     30,114,632       9,878
Other Assets, Less Liabilities                                                         1.2         373,426         122
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $30,488,058     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
 the BMA Index and pay quarterly a fixed
 rate equal to 3.95% with Citibank, N.A.                                        10/29/2015       $2,900M      $(41,451)
======================================================================================================================

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

COLORADO FUND
GRAPH PLOTS
As of December 31, 2003

                       COLORADO          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,881                    9,483
Dec-95                   10,502                   11,151
Dec-96                   10,982                   11,625
Dec-97                   12,011                   12,693
Dec-98                   12,764                   13,516
Dec-99                   12,490                   13,237
Dec-00                   13,953                   14,784
Dec-01                   14,685                   15,542
Dec-02                   16,264                   17,034
Dec-03                   17,092                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        5.09%         (0.96%)
  Five Years                      6.01%          4.77%
  Ten Years                       6.13%          5.51%
  S.E.C. 30-Day Yield                     2.92%
Class B Shares
  One Year                        4.28%          0.28%
  Five Years                      5.19%          4.86%
  Since Inception
  (1/12/95)                       6.73%          6.73%
  S.E.C. 30-Day Yield                     2.36%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Colorado Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.58%), 3.96% and 4.57%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.29%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.38%), 4.01% and 5.71%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.69%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.6%
              Certificate of Participation--3.6%
      $250M   Broomfield Open Space 5 1/2% 12/1/2020                                              $275,625        $202
       200M   Greeley Building Auth. 5.6% 11/1/2019                                                224,750         165
----------------------------------------------------------------------------------------------------------------------
                                                                                                   500,375         367
----------------------------------------------------------------------------------------------------------------------
              Education--14.6%
       225M   Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Auraria Foundation Proj.) 6% 9/1/2005*                                            241,875         178
       200M   Colorado School of Mines Auxiliary Facs. Rev.
                5 1/4% 12/1/2020                                                                   217,250         159
     1,075M   University of Colorado Enterprise Rev. Series "A"
                5% 6/1/2019                                                                      1,138,156         835
       350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                 390,250         286
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,987,531       1,458
----------------------------------------------------------------------------------------------------------------------
              General Obligations--35.0%
       500M   Adams & Arapahoe Cntys. Jnt. School District #28J
                Aurora Series "A" 5 1/8% 12/1/2021                                                 531,875         390
     1,000M   Arapahoe County School District #6 Littleton
                5 1/4% 12/1/2019                                                                 1,092,500         801
       200M   Arapahoe County Water & Wastewater Series "B"
                5 3/4% 12/1/2019                                                                   228,500         168
       150M   Bayfield School District #10, 6 1/2% 6/1/2005*                                       160,875         118
       200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                 242,500         178
       200M   Douglas County School District #RE 1 Series "B"
                5 3/4% 12/15/2019                                                                  228,750         168
       150M   Eagle Garfield & Routt Counties School
              District #RE 50J 6.3% 12/1/2004*                                                     160,028         117
              El Paso County School District:
       350M     #2, (Harrison) 5 1/2% 12/1/2018                                                    392,437         288
       250M     #20, 5 1/4% 12/15/2017                                                             277,500         203
       200M     #49, (Falcon) 5 1/2% 12/1/2013                                                     233,250         171
       350M     #49, (Falcon) 5 3/4% 12/1/2015                                                     406,438         298
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1
                6.6% 6/15/2004*                                                                    155,184         114
       250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                     281,875         207
       250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                  268,125         197
       100M   Yuma Hospital District 6.4% 11/1/2004*                                               105,301          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,765,138       3,495
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.4%
              Colorado Health Facilities Authority:
      $200M     Poudre Valley Health Care 5 5/8% 12/1/2019                                        $222,250        $163
       100M     Sisters of Charity 6 1/4% 5/15/2012                                                120,750          89
       250M   Colorado Springs Hospital Rev. 6% 12/15/2015                                         273,750         201
       350M   Denver City & County Mental Health Corp.
                Series "A" 5 1/2% 7/15/2015                                                        397,250         291
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,014,000         744
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.7%
       100M   Arapahoe County Capital Impt. Hwy. Rev. (E-470)
                6.05% 8/31/2005*                                                                   110,750          81
       200M   Colorado Dept. Trans. Rev. Antic. Notes Series "A"
                6% 6/15/2010*                                                                      239,000         175
              Denver City & County Airport Revenue:
       255M     5 1/2% 11/15/2016                                                                  284,325         209
       250M     5 3/4% 11/15/2020                                                                  280,000         205
----------------------------------------------------------------------------------------------------------------------
                                                                                                   914,075         670
----------------------------------------------------------------------------------------------------------------------
              Utilities--13.9%
       200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                            228,500         168
       200M   Broomfield Water Activity Enterprise Water Rev.
                5 1/2% 12/1/2019                                                                   223,250         164
              Colorado Water Resources & Power Dev. Authority
                Small Water Resources Rev. Series "A":
       200M       5 3/4% 11/1/2017                                                                 230,000         169
       250M       5 1/4% 11/1/2021                                                                 269,687         198
       400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                446,500         327
       200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2014                                      236,500         173
       150M   Westminster Water & Wastewater Util. Enterprise Rev
                6% 12/1/2004*                                                                      156,653         115
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                                  105,180          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,896,270       1,391
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--14.4%
       250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                         276,562         203
              Larimer County Sales & Use Tax Revenue:
       280M     5 1/4% 12/15/2016                                                                  312,900         229
       400M     5 1/2% 12/15/2018                                                                  451,000         331
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
      $100M   Pueblo Urban Renewal Auth. Tax Increment Rev.
                6.05% 12/1/2012                                                                   $101,503         $74
       250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                 278,125         204
       500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                    539,375         396
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,959,465       1,437
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,080,994)                                               13,036,854       9,562
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--2.2%
       300M   Moffat County Poll. Cntl. Rev. Adjustable
                Rate Note 1.3%** (cost $300,000)                                                   300,000         220
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $12,380,994)                               97.8%     13,336,854       9,782
Other Assets, Less Liabilities                                                         2.2         296,715         218
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $13,633,569     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
 the BMA Index and pay quarterly a fixed
 rate equal to 3.945% with Citibank, N.A.                                       11/12/2013        $600M       $(14,965)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

CONNECTICUT FUND
GRAPH PLOTS
As of December 31, 2003

                    CONNECTICUT           LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,787                    9,483
Dec-95                   10,296                   11,151
Dec-96                   10,644                   11,625
Dec-97                   11,578                   12,693
Dec-98                   12,290                   13,516
Dec-99                   12,052                   13,237
Dec-00                   13,312                   14,784
Dec-01                   13,880                   15,542
Dec-02                   15,248                   17,034
Dec-03                   15,887                   17,938

(INSET BOX IN CHART READS:)
                                  Average Annual Total Returns*
Class A Shares                 N.A.V. Only    S.E.C. Standardized
  One Year                        4.19%          (1.79%)
  Five Years                      5.27%           4.02%
  Ten Years                       5.36%           4.74%
  S.E.C. 30-Day Yield                     2.46%
Class B Shares
  One Year                        3.40%          (0.60%)
  Five Years                      4.47%           4.13%
  Since Inception
  (1/12/95)                       6.00%           6.00%
  S.E.C. 30-Day Yield                     1.87%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Connecticut Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.17%), 3.63% and 4.32%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.09%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.00%), 3.73% and 5.58%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.48%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.2%
              Education--15.4%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $725M     Choate Rosemary Hall 6.8% 7/1/2004*                                               $752,557        $202
     1,000M     Fairfield University 5 5/8% 7/1/2016                                             1,135,000         305
       500M     Loomis Chafee Sch. Proj. Series "B" 6% 7/1/2004*                                   519,555         140
     1,000M     Trinity College 6 1/8% 7/1/2004*                                                 1,044,690         281
              University of Connecticut:
       400M     5.4% 3/1/2016                                                                      442,000         119
     1,100M     5 1/8% 2/15/2020                                                                 1,175,625         316
       600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                  650,250         175
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,719,677       1,538
----------------------------------------------------------------------------------------------------------------------
              General Obligations--45.6%
       500M   Branford 5% 5/15/2014                                                                554,375         149
              Bridgeport:
       750M     Series "A" 6 1/8% 7/15/2010*                                                       906,563         244
     1,000M     Series "A" 5 3/8% 8/15/2019                                                      1,093,750         294
       450M     Series "C" 5 3/8% 8/15/2019                                                        487,687         131
              Connecticut State:
       500M     Series "A" 5 1/4% 6/15/2013                                                        560,625         151
       250M     Series "A" 5 3/8% 4/15/2016                                                        280,625          75
       500M     Series "B" 5 3/4% 11/1/2009*                                                       588,750         158
       690M     Series "E" 6% 3/15/2012                                                            821,963         221
     1,020M     Series "F" 5% 10/15/2021                                                         1,074,825         289
     1,090M   Cromwell 5% 6/15/2020                                                              1,156,762         311
       800M   New Britain 6% 3/1/2012                                                              951,000         256
              New Haven:
       985M     6% 11/1/2009*                                                                    1,173,381         315
       500M     5 1/4% 11/1/2013                                                                   560,625         151
       400M     5% 11/1/2017                                                                       434,500         117
     1,000M     5% 11/1/2020                                                                     1,057,500         284
     1,500M   Puerto Rico Commonwealth 5 1/8% 7/1/2030                                           1,563,750         420
       650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                   734,500         197
       330M   Southington 6.55% 4/1/2012                                                           336,732          91
     1,250M   Waterbury 5% 4/1/2021                                                              1,309,375         352
     1,200M   Westport 5% 8/15/2019                                                              1,315,500         354
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,962,788       4,560
----------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.2%
              Connecticut State Health & Educational Facilities
                Authority Revenue:
      $450M     Bridgeport Hospital 6 1/2% 7/1/2012                                               $461,970        $124
       400M     Child Care Facilities Program 5 1/2% 7/1/2019                                      443,500         119
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                       728,672         196
                Village Families & Children Series "A":
       370M       5% 7/1/2015                                                                      405,150         109
       385M       5% 7/1/2016                                                                      417,725         112
       405M       5% 7/1/2017                                                                      437,906         118
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    531,835         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,426,758         921
----------------------------------------------------------------------------------------------------------------------
              Housing--3.6%
              Connecticut State Housing Finance Authority:
       750M     6% 11/15/2010                                                                      801,563         216
       500M     5.85% 6/15/2030                                                                    533,125         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,334,688         359
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.3%
              Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
       250M     6 1/8% 9/1/2012                                                                    297,500          80
       250M     5 3/8% 10/1/2014                                                                   280,938          76
       500M     5 3/8% 7/1/2019                                                                    548,750         148
     1,000M     5% 12/1/2021                                                                     1,048,750         282
       500M   Guam Intl. Airport Auth. Rev. Series "B"
                5 1/4% 10/1/2022                                                                   536,250         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,712,188         729
----------------------------------------------------------------------------------------------------------------------
              Utilities--9.5%
              Puerto Rico Electric Power Authority Revenue:
       750M     5 3/8% 7/1/2017                                                                    845,625         227
       250M     5 1/4% 7/1/2022                                                                    270,937          73
     1,000M     5 1/8% 7/1/2026                                                                  1,056,250         284
       250M     5 1/4% 7/1/2029                                                                    264,375          71
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 2003


----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              South Central Connecticut Regional Water Authority:
      $500M     6 1/8% 8/1/2004*                                                                  $519,480        $140
       500M     5 1/4% 8/1/2014                                                                    563,750         152
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,520,417         947
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.6%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev.
                6 1/2% 6/15/2008                                                                   568,119         153
       250M   Connecticut State Special Assessment 5 1/4% 1/1/2011*                                287,187          77
       415M   New Haven Air Rights Parking Facs. Rev.
                5 3/8% 12/1/2015                                                                   481,919         130
     1,000M   Puerto Rico Public Fin. Corp. Commonwealth Approp.
                Series "A" 5 1/2% 8/1/2018                                                       1,123,750         302
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,460,975         662
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,815,649)                                               36,137,491       9,716
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
       300M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1.06%**
                (cost $300,000)                                                                    300,000          81
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $34,115,649)                               98.0%     36,437,491       9,797
Other Assets, Less Liabilities                                                         2.0         755,367         203
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $37,192,858     $10,000
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

FLORIDA FUND
GRAPH PLOTS
As of December 31, 2003

                        FLORIDA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,918                    9,483
Dec-95                   10,591                   11,151
Dec-96                   10,945                   11,625
Dec-97                   11,949                   12,693
Dec-98                   12,678                   13,516
Dec-99                   12,306                   13,237
Dec-00                   13,734                   14,784
Dec-01                   14,318                   15,542
Dec-02                   15,819                   17,034
Dec-03                   16,482                   17,938

(INSET BOX IN CHART READS:)
                                  Average Annual Total Returns*
Class A Shares                 N.A.V. Only    S.E.C. Standardized
  One Year                         4.19%          (1.78%)
  Five Years                       5.39%           4.15%
  Ten Years                        5.75%           5.12%
  S.E.C. 30-Day Yield                      2.61%
Class B Shares
  One Year                         3.38%          (0.62%)
  Five Years                       4.58%           4.24%
  Since Inception
  (1/12/95)                        6.30%           6.30%
  S.E.C. 30-Day Yield                      2.02%

The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Florida Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.09%), 3.80% and 4.72%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.33%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.94%), 3.90% and 5.92%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.72%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--93.3%
              General Obligations--7.9%
    $1,325M   Miami-Dade County School District 5 3/8% 8/1/2015                                 $1,528,719        $375
     1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                             1,100,000         270
       500M   North Springs Improvement District 7% 10/1/2009                                      613,750         150
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,242,469         795
----------------------------------------------------------------------------------------------------------------------
              Health Care--4.6%
     1,000M   Escambia County Health Facs. Auth. Rev.
                5.95% 7/1/2020                                                                   1,061,250         260
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    797,753         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,859,003         456
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.0%
       500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                    543,750         133
     1,000M   Miami-Dade County Aviation Rev. (Miami Int'l. Airport)
                5.35% 10/1/2013                                                                  1,112,500         273
     1,000M   Miami-Dade County Expressway Auth. Toll Sys. Rev.
              6% 7/1/2014                                                                        1,180,000         290
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,836,250         696
----------------------------------------------------------------------------------------------------------------------
              Utilities--32.0%
     1,000M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                         1,142,500         280
     1,000M   Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                          1,225,000         300
     1,000M   Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                  1,051,250         258
     1,000M   Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                           1,113,750         273
     1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                     1,816,425         446
     1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                        1,057,500         259
     1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                             1,238,762         304
     1,000M   Plant City Utility System Rev. 6% 10/1/2015                                        1,213,750         298
     1,000M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                               1,081,250         265
     1,480M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                             1,600,250         392
       480M   West Melbourne Water & Sewer Rev. 6 3/4% 10/1/2014                                   503,626         124
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,044,063       3,199
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--41.8%
     1,380M   DeSoto County Capital Improvement Rev.
                5 1/4% 10/1/2019                                                                 1,502,475         368
     1,000M   Escambia County Sales Tax Rev. 5 1/4% 10/1/2018                                    1,102,500         270
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Florida Municipal Loan Council Revenue:
    $1,160M     6% 4/1/2015                                                                     $1,358,650        $333
     1,715M     5 1/4% 11/1/2019                                                                 1,875,781         460
     1,000M     5 3/8% 11/1/2025                                                                 1,063,750         261
     1,205M   Highlands County Infrastructure Sales Surtax Rev.
                5% 11/1/2018                                                                     1,283,325         315
     1,000M   Indian Trace Community Dev. Dist. 5 3/4% 5/1/2011                                  1,072,500         263
     1,000M   Jacksonville Capital Improvement (Gator Bowl Proj.)
                5 7/8% 10/1/2005*                                                                1,076,250         264
     2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                       2,225,000         546
              Osceola County Tourist Development Tax Revenue:
     1,000M     5 1/2% 10/1/2017                                                                 1,127,500         276
     1,000M     5 1/2% 10/1/2018                                                                 1,123,750         275
     1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                           1,058,750         260
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                 1,185,000         291
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,055,231       4,182
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $34,939,997)                                               38,037,016       9,328
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.3%
              Adjustable Rate Notes**
       700M   Jacksonville Fla. Health Facs. Auth. Hosp. Rev. 1.18%                                700,000         172
       200M   Puerto Rico Commonwealth Govt. Dev. Bank 1.06%                                       200,000          49
       850M   University Athletic Assoc. Cap. Impt. Rev. 1.35%                                     850,000         208
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $1,750,000)                               1,750,000         429
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $36,689,997)                               97.6%     39,787,016       9,757
Other Assets, Less Liabilities                                                         2.4         992,857         243
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $40,779,873     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
 the BMA Index and pay quarterly a fixed
 rate equal to 3.95% with Citibank, N.A.                                        10/29/2015      $3,900M       $(55,744)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2003.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

GEORGIA FUND
GRAPH PLOTS
As of December 31, 2003

                        GEORGIA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,985                    9,483
Dec-95                   10,638                   11,151
Dec-96                   11,057                   11,625
Dec-97                   12,161                   12,693
Dec-98                   12,901                   13,516
Dec-99                   12,509                   13,237
Dec-00                   14,212                   14,784
Dec-01                   14,854                   15,542
Dec-02                   16,464                   17,034
Dec-03                   17,278                   17,938

(INSET BOX IN CHART READS:)
                                Average Annual Total Returns*
Class A Shares                   N.A.V. Only   S.E.C. Standardized
  One Year                          4.94%          (1.12%)
  Five Years                        6.02%           4.77%
  Ten Years                         6.25%           5.62%
  S.E.C. 30-Day Yield                       2.85%
Class B Shares
  One Year                          4.13%           0.13%
  Five Years                        5.20%           4.88%
  Since Inception
  (1/12/95)                         6.73%           6.73%
  S.E.C. 30-Day Yield                       2.28%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Georgia Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.73%), 3.93% and 4.60%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.16%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.49%), 4.03% and 5.70%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.54%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.5%
              Education--8.6%
      $250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
                5 1/4% 12/1/2022                                                                  $268,125        $240
              Fulton County Development Authority Revenue:
       350M     Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                      394,188         352
       250M     Morehouse College 6 1/4% 12/1/2021                                                 295,938         264
----------------------------------------------------------------------------------------------------------------------
                                                                                                   958,251         856
----------------------------------------------------------------------------------------------------------------------
              General Obligations--9.2%
       255M   Atlanta 5 3/8% 12/1/2018                                                             279,225         249
       400M   Cherokee County School District 5% 8/1/2017                                          433,000         387
       100M   Hall County School District 6.7% 12/1/2004*                                          107,043          96
       100M   Mitchell County School District 6 1/2% 3/1/2009                                      107,500          96
       100M   Peach County School District 6.4% 2/1/2005*                                          107,584          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,034,352         924
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.8%
       500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                      534,375         477
       500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                    550,000         491
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    132,959         119
       400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                     434,500         388
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,651,834       1,475
----------------------------------------------------------------------------------------------------------------------
              Housing--1.4%
       150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                  157,312         140
----------------------------------------------------------------------------------------------------------------------
              Utilities--44.5%
       235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                     275,831         246
       255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                          315,563         282
       250M   Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*                                  301,250         269
       250M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                         263,125         235
       250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                   302,188         270
       250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                     303,438         271
       235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                     261,731         234
              Georgia Municipal Gas Authority Revenue:
                Buford Project:
        80M       6.8% 11/1/2009                                                                    85,114          76
       250M       5 1/2% 11/1/2012                                                                 283,125         253
       100M   Warner Robins Series "B" 5.8% 1/1/2015                                               109,500          98
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
      $245M   Griffin County Combined Pub. Utility Rev. 5% 1/1/2021                               $259,087        $231
       400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                       428,500         383
       250M   Milledgeville Water & Sewer Rev. 6% 12/1/2021                                        306,250         273
       200M   Newnan Water Sewer & Light Comm. Pub. Utils. Rev.
                5% 1/1/2015                                                                        219,000         196
              Puerto Rico Electric Power Authority Revenue:
       400M     5 3/8% 7/1/2017                                                                    451,000         403
       250M     5 1/8% 7/1/2026                                                                    264,062         236
       500M   Virgin Island Water & Power Authority Rev.
                5% 7/1/2014                                                                        559,375         499
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,988,139       4,455
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--16.0%
        80M   Appling County Dev. Auth. Poll. Cntl. Rev.
                7.1% 1/1/2014                                                                       80,800          72
       250M   Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2016                             275,312         246
       300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.)
                Series "A" 5 3/8% 1/1/2019                                                         328,875         294
       500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev.
                5 1/2% 10/1/2018                                                                   586,875         524
       250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.)
                5 3/4% 9/1/2026                                                                    281,250         251
       200M   Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal
                Justice Ctr.) 6 1/4% 6/1/2010*                                                     242,750         217
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,795,862       1,604
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,712,594)                                                10,585,750       9,454
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.6%
      $400M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 1.06%**
                (cost $400,000)                                                                   $400,000        $357
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $10,112,594)                               98.1%     10,985,750       9,811
Other Assets, Less Liabilities                                                         1.9         211,310         189
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $11,197,060     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                       10/29/2015      $1,000M       $(14,293)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

   See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

MARYLAND FUND
GRAPH PLOTS
As of December 31, 2003

                       MARYLAND          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,899                    9,483
Dec-95                   10,456                   11,151
Dec-96                   10,804                   11,625
Dec-97                   11,841                   12,693
Dec-98                   12,596                   13,516
Dec-99                   12,276                   13,237
Dec-00                   13,755                   14,784
Dec-01                   14,298                   15,542
Dec-02                   15,743                   17,034
Dec-03                   16,447                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.47%          (1.52%)
  Five Years                      5.48%           4.24%
  Ten Years                       5.72%           5.10%
  S.E.C. 30-Day Yield                     2.52%
Class B Shares
  One Year                        3.75%          (0.25%)
  Five Years                      4.67%           4.34%
  Since Inception
  (1/12/95)                       6.29%           6.29%
  S.E.C. 30-Day Yield                     1.93%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Maryland Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.89%), 3.63% and 4.37%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.23%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.65%), 3.71% and 5.44%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.62%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--102.1%
              Certificates of Participation--2.6%
      $750M   Baltimore Board of Education Admin. Proj.
                5.8% 4/1/2011                                                                     $872,813        $265
----------------------------------------------------------------------------------------------------------------------
              Education--9.1%
       750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                            833,438         253
              Morgan State University Academic & Auxiliary
                Facilities Fees Revenue:
       500M       6.05% 7/1/2015                                                                   596,875         181
       200M       6.1% 7/1/2020                                                                    242,000          73
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                (University Plaza Proj.) Series "A" 5 5/8% 7/1/2013                                858,750         261
       430M   St. Mary's College Rev. 5.45% 9/1/2020                                               474,612         144
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,005,675         912
----------------------------------------------------------------------------------------------------------------------
              General Obligations--39.2%
     1,475M   Anne Arundel 5 3/8% 3/1/2015                                                       1,672,281         507
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2005*                                     380,625         115
              Baltimore:
       250M     5 5/8% 10/15/2006*                                                                 281,562          85
       700M     5 1/2% 10/15/2015                                                                  823,375         250
     1,000M   Baltimore County Metropolitan District #68,
                5% 8/1/2019                                                                      1,076,250         327
        90M   Chesapeake Beach 6 1/2% 5/1/2012                                                      90,360          27
     1,000M   Maryland State 5 1/2% 8/1/2010                                                     1,161,250         352
     1,000M   Ocean City 5% 3/1/2021                                                             1,050,000         319
     1,000M   Prince Georges County 5 1/4% 12/1/2014                                             1,128,750         342
       400M   Puerto Rico Commonwealth 5 1/4% 7/1/2027                                             423,500         129
       650M   Puerto Rico Commonwealth Series "A" 6 1/4% 7/1/2013                                  800,312         243
     1,050M   Puerto Rico Municipal Finance Agency 5 1/2% 8/1/2017                               1,186,500         360
       425M   Queen Annes County School & Public Facs.
                5 1/4% 1/15/2014                                                                   474,406         144
     1,000M   St. Mary's County Hospital 5% 10/1/2020                                            1,075,000         326
       325M   Washington County Pub. Impt. 5.8% 1/1/2005*                                          346,336         105
       350M   Wicomico County 5 1/2% 12/1/2016                                                     397,687         121
       500M   Worcester County 5 5/8% 3/1/2014                                                     570,625         173
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,938,819       3,925
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.4%
              Maryland State Health & Higher Edl. Facilities:
      $500M     Maryland General Hosp. 6 1/8% 7/1/2014                                            $520,480        $158
     1,250M     University of Maryland Med. Sys. 5% 7/1/2024                                     1,290,625         391
       150M   Maryland State Indl. Dev. Fin. Auth. (Holy Cross
                Hlth. Sys.) 5.7% 12/1/2010                                                         171,188          52
       325M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                    345,693         105
       350M   Takoma Park Hospital Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                                    428,750         130
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,756,736         836
----------------------------------------------------------------------------------------------------------------------
              Housing--7.3%
       250M   Baltimore County Mortgage Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                        257,738          78
              Maryland State Community Development Admin.
                Dept. Hsg. & Community Development:
     1,000M     5% 7/1/2015                                                                      1,097,500         333
       490M     5 7/8% 7/1/2016                                                                    518,175         157
       500M   Montgomery County Multi-Family Mortgage Rev.
                6% 7/1/2020                                                                        537,500         163
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,410,913         731
----------------------------------------------------------------------------------------------------------------------
              Transportation--9.6%
              Puerto Rico Commonwealth Hwy. & Trans.
                Authority Revenue:
     1,425M     Series "G" 5 1/4% 7/1/2019                                                       1,572,844         477
     1,275M     Series "Z" 6 1/4% 7/1/2014                                                       1,579,406         479
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,152,250         956
----------------------------------------------------------------------------------------------------------------------
              Utilities--17.3%
              Baltimore Wastewater Utilities Revenue Series "A":
       500M     5 1/2% 7/1/2010*                                                                   581,250         176
       200M     6% 7/1/2015                                                                        243,250          74
     1,090M     5% 7/1/2020                                                                      1,152,675         350
              Baltimore Water Project Revenue Series "A":
       220M     6% 7/1/2010*                                                                       262,350          80
       250M     5.8% 7/1/2012*                                                                     297,813          90
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
              Puerto Rico Electric Power Auth. Revenue:
    $1,390M     5 3/8% 7/1/2017                                                                 $1,567,225        $475
     1,500M     5 1/4% 7/1/2029                                                                  1,586,250         481
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,690,813       1,726
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.6%
       250M   Baltimore Convention Center 5 1/2% 9/1/2014                                          282,813          86
       250M   Maryland Stadium Auth. Rev. 5 7/8% 12/15/2013                                        265,337          80
     1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                    1,088,750         330
     1,025M   Puerto Rico Public Fin. Corp. Comwlth. Approp.
              Series "A" 5 3/8% 6/1/2015                                                         1,189,000         361
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,825,900         857
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $31,187,162)                                    102.1%     33,653,919      10,208
Excess of Liabilities Over Other Assets                                               (2.1)       (686,317)       (208)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $32,967,602     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                       10/29/2015      $3,200M       $(45,739)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

MASSACHUSETTS FUND
GRAPH PLOTS
As of December 31, 2003

                  MASSACHUSETTS          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,927                    9,483
Dec-95                   10,451                   11,151
Dec-96                   10,763                   11,625
Dec-97                   11,653                   12,693
Dec-98                   12,274                   13,516
Dec-99                   11,981                   13,237
Dec-00                   13,398                   14,784
Dec-01                   13,955                   15,542
Dec-02                   15,386                   17,034
Dec-03                   16,135                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.86%          (1.16%)
  Five Years                      5.62%           4.38%
  Ten Years                       5.52%           4.90%
  S.E.C. 30-Day Yield                     2.45%
Class B Shares
  One Year                        4.05%           0.05%
  Five Years                      4.80%           4.46%
  Since Inception
  (1/12/95)                       6.02%           6.02%
  S.E.C. 30-Day Yield                     1.84%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Massachusetts Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.52%), 3.99% and 4.53%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.32%), 4.08% and 5.65%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.43%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.0%
              Education--7.9%
    $1,000M   Massachusetts State College Bldg. Auth. Proj.
                5 1/4% 5/1/2021                                                                 $1,068,750        $360
     1,000M   University of Massachusetts Bldg. Auth. Rev.
                6 7/8% 5/1/2014                                                                  1,277,500         430
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,346,250         790
----------------------------------------------------------------------------------------------------------------------
              General Obligations--48.1%
     1,000M   Holliston 5 1/4% 4/1/2018                                                          1,100,000         370
     1,000M   Lawrence 5 1/4% 3/15/2018                                                          1,092,500         368
       150M   Massachusetts Series "B" 7% 7/1/2009                                                 182,062          61
     1,000M   Massachusetts State Construction Loan Series "E"
                5 3/8% 1/1/2013*                                                                 1,157,500         390
     1,080M   North Hampton 5.2% 6/15/2015                                                       1,190,700         401
     1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                   1,300,819         438
              Springfield:
     1,000M     6% 10/1/2015                                                                     1,181,250         398
     1,000M     5 3/8% 8/1/2017                                                                  1,106,250         373
     1,000M     5 1/4% 1/15/2023                                                                 1,063,750         358
     1,000M   Tantasqua Regional School District 5% 8/15/2017                                    1,078,750         363
     1,370M   Westfield 5 1/2% 12/15/2017                                                        1,549,813         522
     1,040M   Westford 5 1/8% 4/1/2017                                                           1,137,500         383
     1,000M   Worcester 5 1/2% 8/15/2017                                                         1,127,500         380
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,268,394       4,805
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.5%
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                        1,088,750         367
       750M   Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                            876,563         295
              Massachusetts Health & Educational Facilities Auth.
                Capital Asset Program:
       145M       7.35% 8/1/2008                                                                   145,635          49
        40M       7.2% 7/1/2009                                                                     40,123          13
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                               1,570,410         529
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,721,481       1,253
----------------------------------------------------------------------------------------------------------------------
              Housing--1.5%
       420M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                      444,150         150
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.9%
     1,000M   Massachusetts State Port Auth. Rev. Series "A"
                 5 3/4% 7/1/2012                                                                 1,167,500         393
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
   $1,000M    Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                               $1,168,750        $394
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,336,250         787
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.6%
     1,035M   Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                              1,220,006         411
     1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                 1,607,775         541
       600M   South Essex Sewer District Series "B" 6 3/4% 6/1/2004*                               625,776         211
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,453,557       1,163
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.5%
     1,000M   Boston Convention Center Act 1997 Series "A"
                5% 5/1/2017                                                                      1,072,500         361
       500M   Massachusetts Development Fin. Agy. Res. Recovery
                Rev. (Semass Sys.) Series "A" 5 5/8% 1/1/2013                                      570,625         192
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,643,125         553
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,697,410)                                               28,213,207       9,501
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.0%
              Adjustable Rate Notes**
       700M   Massachusetts St. Hlth. & Edl. Facs. Auth. Rev. 1.3%                                 700,000         236
       200M   Massachusetts St. Indv. Fin. Agy. Rev. 1.35%                                         200,000          67
       300M   Puerto Rico Commonwealth Govt. Dev. Bank 1.06%                                       300,000         101
----------------------------------------------------------------------------------------------------------------------
Total Value of Short Term Tax Exempt Investments (cost $1,200,000)                               1,200,000         404
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,897,410)                               99.0%     29,413,207       9,905
Other Assets, Less Liabilities                                                         1.0         281,843          95
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $29,695,050     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.945% with Citibank, N.A.                                      11/12/2013       $1,400M      $(34,917)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2003.

   See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

MICHIGAN FUND
GRAPH PLOTS
As of December 31, 2003

                       MICHIGAN          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,824                    9,483
Dec-95                   10,365                   11,151
Dec-96                   10,715                   11,625
Dec-97                   11,719                   12,693
Dec-98                   12,375                   13,516
Dec-99                   12,049                   13,237
Dec-00                   13,368                   14,784
Dec-01                   13,888                   15,542
Dec-02                   15,267                   17,034
Dec-03                   15,979                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.66%          (1.32%)
  Five Years                      5.25%           4.00%
  Ten Years                       5.42%           4.80%
  S.E.C. 30-Day Yield                     2.11%
Class B Shares
  One Year                        3.91%          (0.09%)
  Five Years                      4.44%           4.10%
  Since Inception
  (1/12/95)                       6.02%           6.02%
  S.E.C. 30-Day Yield                     1.50%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Michigan Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.56%), 3.73% and 4.49%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.85%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.35%), 3.82% and 5.71%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.22%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.2%
              Education--2.4%
    $1,000M   Western University Revenue 5% 11/15/2019                                          $1,068,750        $247
----------------------------------------------------------------------------------------------------------------------
              General Obligations--52.4%
     1,000M   Detroit City School District 5 1/4% 5/1/2016                                       1,140,000         263
     1,800M   Detroit Downtown Development Series "A"
                5 3/4% 7/15/2015                                                                 2,018,250         466
     1,000M   Godwin Heights Public School District 5 5/8% 5/1/2015                              1,138,750         263
     1,000M   Grand Blanc Community School District 5 5/8% 5/1/2015                              1,145,000         265
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                                1,042,120         241
     1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                    1,199,900         277
     1,000M   Gull Lake Community School District Zero
                Coupon 5/1/2013                                                                    695,000         160
     1,575M   Jenison Public School District 5 1/2% 5/1/2018                                     1,764,000         408
     1,000M   Lake Orion Community School District 7% 5/1/2005*                                  1,086,250         251
     1,000M   Lincoln Park School District 7% 5/1/2006*                                          1,135,000         263
     1,000M   Michigan State Environmental Protection Prog.
                6 1/4% 11/1/2012                                                                 1,191,250         276
     1,000M   Montrose Township School District 6.2% 5/1/2017                                    1,241,250         287
     1,200M   Newaygo Public School 5 3/4% 5/1/2018                                              1,366,500         316
     1,000M   Plainwell Community School District 5 1/2% 5/1/2019                                1,118,750         258
     1,000M   Portage Lake Water & Sewer Authority 6.1% 10/1/2014                                1,095,000         253
     1,500M   Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                               1,743,750         403
       380M   Saline Building Authority 7.1% 7/1/2009                                              392,323          91
       500M   Waterford Township School District 6 1/4% 6/1/2004*                                  515,500         119
     1,485M   West Ottawa Public School District 5 3/8% 5/1/2019                                 1,648,350         381
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,676,943       5,241
----------------------------------------------------------------------------------------------------------------------
              Health Care--10.3%
              Michigan State Hospital Finance Authority Revenue:
     1,000M     Ascension Health Credit 5 3/4% 11/15/2009*                                       1,172,500         271
     1,000M     Mercy Mount Clemens 5 3/4% 5/15/2017                                             1,126,250         260
     1,000M     St. John's Hospital 6% 5/15/2008                                                 1,023,880         237
     1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.)
                5 5/8% 7/1/2013                                                                  1,127,500         261
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,450,130       1,029
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.6%
     1,000M   Wayne Charter County Airport Rev. Series "C"
                5 3/8% 12/1/2016                                                                 1,111,250         257
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--26.8%
              Detroit Water Supply System Revenue:
    $1,750M     5 1/2% 7/1/2014                                                                 $1,977,500        $457
     1,275M     6 1/2% 7/1/2015                                                                  1,593,750         368
     1,000M   Kalamazoo Water Rev. 6% 9/1/2005*                                                  1,085,000         251
     1,625M   Lansing Sewer Disposal System Rev. 5% 5/1/2021                                     1,716,406         397
              Michigan State Strategic Fund (Detroit Edison Co.):
     1,750M     6.95% 5/1/2011                                                                   2,180,938         504
     1,000M     7% 5/1/2021                                                                      1,310,000         303
     1,000M   Michigan State Trunk Line 5 1/4% 10/1/2021                                         1,078,750         248
       500M   Monroe County Economic Dev. Corp. (Detroit
                Edison Co.) 6.95% 9/1/2022                                                         660,000         153
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,602,344       2,681
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--3.7%
              Michigan Municipal Bond Authority Revenue:
       530M     6.55% 11/1/2008                                                                    562,807         130
     1,000M     6 1/8% 5/1/2014                                                                  1,035,020         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,597,827         369
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,204,749)                                               42,507,244       9,824
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
       300M   University of Michigan Regent Hospital Rev.
              Adjustable Rate Note 1.3%** (cost $300,000)                                          300,000          69
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $38,504,749)                               98.9%     42,807,244       9,893
Other Assets, Less Liabilities                                                         1.1         463,661         107
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $43,270,905     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                       10/29/2015       $4,200M      $(60,032)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

   See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

MINNESOTA FUND
GRAPH PLOTS
As of December 31, 2003

                      MINNESOTA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,865                    9,483
Dec-95                   10,255                   11,151
Dec-96                   10,610                   11,625
Dec-97                   11,519                   12,693
Dec-98                   12,237                   13,516
Dec-99                   12,035                   13,237
Dec-00                   13,368                   14,784
Dec-01                   13,965                   15,542
Dec-02                   15,302                   17,034
Dec-03                   16,054                   17,938

(INSET BOX IN CHART READS:)
                                 Average Annual Total Returns*
Class A Shares                 N.A.V. Only   S.E.C. Standardized
  One Year                        4.91%          (1.14%)
  Five Years                      5.58%           4.33%
  Ten Years                       5.47%           4.85%
  S.E.C. 30-Day Yield                     2.60%
Class B Shares
  One Year                        4.17%           0.17%
  Five Years                      4.78%           4.44%
  Since Inception
  (1/12/95)                       6.06%           6.06%
  S.E.C. 30-Day Yield                     2.01%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Minnesota Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.75%), 3.64% and 4.15%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.97%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.43%), 3.76% and 5.37%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.35%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--93.2%
              Certificates of Participation--2.9%
      $400M   Minneapolis Special School District #001
                5.9% 2/1/2006*                                                                    $435,500        $290
----------------------------------------------------------------------------------------------------------------------
              Education--3.2%
       400M   University of Minnesota 5 3/4% 7/1/2017                                              477,000         317
----------------------------------------------------------------------------------------------------------------------
              General Obligations--45.1%
       400M   Becker Ind. School District #726, 6% 2/1/2017                                        464,500         309
       325M   Bloomington Ind. School District #271, 5 1/8% 2/1/2015                               359,937         239
       200M   Delano Ind. School District #879, 5.6% 2/1/2015                                      227,000         151
              Eagan Recreational Facilities Series "A":
       480M     5% 2/1/2015                                                                        525,600         349
       250M     5% 2/1/2016                                                                        271,250         180
       400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                 439,000         292
       285M   Inver Grove Heights Ind. School District #199,
                5 3/4% 2/1/2006*                                                                   307,800         205
       500M   Lake Superior Ind. School District #381, 5% 4/1/2019                                 533,750         355
       280M   Lakeville 5 1/2% 2/1/2011                                                            300,300         200
       405M   Lino Lakes 5.7% 2/1/2012                                                             444,994         296
       260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                     280,475         187
       400M   Moorehead Ind. School District #152, 5% 4/1/2017                                     432,000         287
       350M   North St. Paul Maplewood Ind. School District #622,
                7.1% 2/1/2005*                                                                     372,222         247
              Pequot Lakes Ind. School District #186:
       250M     5% 2/1/2016                                                                        271,250         180
       250M     5 1/8% 2/1/2018                                                                    270,938         180
              St. Paul Ind. School District #625:
       250M     5 5/8% 2/1/2015                                                                    281,250         187
       400M     5% 2/1/2017                                                                        433,000         288
       535M   Upsala Ind. School District #487, 5% 2/1/2020                                        567,100         377
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,782,366       4,509
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.7%
       200M   Hibbing Health Care Facilities Rev. (Duluth Clinic)
                5 1/2% 11/1/2013*                                                                  235,250         156
       500M   Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.)
                5 1/2% 5/15/2017                                                                   563,125         374
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
      $350M   Minnesota Agriculture & Econ. Dev. Brd. Rev.
                (Benedictine Hlth.) 5 1/4% 2/15/2014                                              $388,063        $258
       500M   St. Cloud Healthcare Oblig. Group "A" 5.8% 5/1/2016                                  575,625         383
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,762,063       1,171
----------------------------------------------------------------------------------------------------------------------
              Housing--7.0%
              Minnesota State Housing Finance Authority:
       425M     Rental Housing Revenue 5.9% 8/1/2015                                               440,096         293
                Single-Family Mortgage Revenue:
        65M       6.4% 1/1/2015                                                                     66,544          44
       115M       6% 1/1/2018                                                                      123,481          82
       400M   Minnetonka Multi-Family Housing Rev.
                (Cedar Hills Proj.) 5.9% 10/20/2019                                                428,500         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,058,621         704
----------------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
              Minneapolis & St. Paul Metro Airports Comm.
                Airport Rev. Series "A":
       800M       5% 1/1/2018                                                                      855,000         569
       250M       5% 1/1/2028                                                                      257,812         171
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,112,812         740
----------------------------------------------------------------------------------------------------------------------
              Utilities--10.5%
       400M   Northern Minnesota Municipal Pwr. Agy. Elec.
                Sys. Rev. 5.4% 1/1/2016                                                            443,500         295
       210M   Southern Minnesota Municipal Pwr. Agy. Pwr.
                Supply Sys. 5 3/4% 1/1/2018                                                        216,474         144
              Western Minnesota Municipal Power Agency:
       325M     5 1/2% 1/1/2011                                                                    353,844         235
       500M     5 1/2% 1/1/2015                                                                    561,875         374
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,575,693       1,048
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--5.4%
       750M   Hopkins Hsg. & Redev. Auth. Public Works &
                Fire Station Series "A" 5% 2/1/2016                                                814,687         541
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,957,318)                                               14,018,742       9,320
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.3%
      $500M   Cohasset Revenue (Minnesota Power & Light Co.)
                Adjustable Rate Note 1.32%** (cost $500,000)                                      $500,000        $332
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $13,457,318)                               96.5%     14,518,742       9,652
Other Assets, Less Liabilities                                                         3.5         523,414         348
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $15,042,156     $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.94% with Citibank, N.A.                                       11/17/2015         $700M       $(8,199)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.

   See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

MISSOURI FUND
GRAPH PLOTS
As of December 31, 2003

                       MISSOURI          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,843                    9,483
Dec-95                   10,483                   11,151
Dec-96                   10,885                   11,625
Dec-97                   11,913                   12,693
Dec-98                   12,698                   13,516
Dec-99                   12,442                   13,237
Dec-00                   13,960                   14,784
Dec-01                   14,542                   15,542
Dec-02                   16,165                   17,034
Dec-03                   17,043                   17,938

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares         N.A.V. Only   S.E.C. Standardized
  One Year                 5.43%            (0.61%)
  Five Years               6.06%             4.81%
  Ten Years                6.10%             5.48%
  S.E.C. 30-Day Yield               3.10%
Class B Shares
  One Year                 4.60%             0.60%
  Five Years               5.25%             4.93%
  Since Inception
  (1/12/95)                6.73%             6.73%
  S.E.C. 30-Day Yield               2.54%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Missouri Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.28%), 3.83% and 4.35%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.49%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.06%), 3.98% and 5.59%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.90%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Education--4.2%
    $125M     Bowling Green School District 5.85% 3/1/2020                                        $142,031        $126
     150M     Missouri Southern State College Rev. Aux. Ent.
                Sys. 5.3% 4/1/2015                                                                 167,250         148
     150M     Missouri State Health & Educ. Facs. Auth.
                (Webster Univ.) 5 1/2% 4/1/2018                                                    166,313         148
----------------------------------------------------------------------------------------------------------------------
                                                                                                   475,594         422
----------------------------------------------------------------------------------------------------------------------
              General Obligations--28.5%
     100M     Belton School District #124, 6% 3/1/2018                                             116,125         103
     400M     Cass County Reorg. School District #2, 5 1/2% 3/1/2017                               451,000         400
     350M     Clay County Pub. School District #53, 5% 3/1/2017                                    377,562         335
              Greene County Reorg. School District #8:
     200M       5 1/4% 3/1/2018                                                                    219,250         195
     250M       5 1/4% 3/1/2019                                                                    272,500         242
     300M     Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                            326,250         290
     100M     Jefferson County School District #6, 6% 3/1/2014                                     115,750         103
     150M     Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                           164,813         146
     400M     Maplewood Richmond Heights School District
                5 1/4% 3/1/2016                                                                    439,500         390
     125M     St. Joseph's School District 5 3/4% 3/1/2019                                         142,656         127
     125M     St. Louis County Pattonville School District #3,
                5 3/4% 3/1/2017                                                                    143,437         127
     150M     St. Louis School District 5 3/8% 4/1/2017                                            165,563         147
     250M     Washington School District 5% 3/1/2015                                               273,750         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,208,156       2,848
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.5%
     400M     Jackson County Spl. Oblig. Truman Medical Center
                5% 12/1/2022                                                                       418,500         371
              Missouri State Health & Educational Facilities Authority:
     140M       BJC Health System Series "A" 6 3/4% 5/15/2011                                      173,425         154
      90M       Health Midwest 6.1% 6/1/2011                                                        93,632          83
     500M     North Kansas City Hospital Revenue Series "A"
                5% 11/15/2020                                                                      526,875         468
      80M     Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                     85,094          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,297,526       1,152
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--.9%
     $90M     Missouri State Housing Dev. Comm.
                (Ecumenical Hsg.) 5.8% 3/1/2006*                                                   $98,212         $87
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
     400M     Bi-State Dev. Agency Met. District Metrolink Cross
                County Proj. Series "B" 5 1/4% 10/1/2019                                           438,500         389
     250M     Kansas City Airport Revenue Series "B" 5 1/4% 9/1/2016                               276,250         245
              St. Louis Airport Revenue:
     150M       5 1/8% 7/1/2015                                                                    161,250         143
     255M       5.3% 7/1/2021                                                                      273,488         243
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,149,488       1,020
----------------------------------------------------------------------------------------------------------------------
              Utilities--16.2%
     250M     Jefferson County Cons. Public Water Supply
                5 1/4% 12/1/2016                                                                   279,688         248
      80M     Liberty Sewer System Rev. 6.15% 2/1/2015                                              92,900          82
              Missouri State Environmental Impt. & Energy
                Res. Auth. Water Pollution Control:
     250M       5 1/2% 7/1/2014                                                                    288,750         257
     150M       5.4% 7/1/2018                                                                      165,938         147
     250M     Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                281,875         250
     150M     St. Louis Water and Sewer Rev. 6% 7/1/2004*                                          156,613         139
     500M     Virgin Islands Water & Power Auth. Electric
                Sys. Rev. 5% 7/1/2014                                                              559,375         497
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,825,139       1,620
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--26.0%
     100M     Clay County Public Building Auth. Leasehold Rev.
                5 1/8% 5/15/2014                                                                   109,875          97
     250M     Kansas City Municipal Assistance Corp. Rev.
                Series "A" 5% 3/1/2019                                                             265,625         236
     250M     Missouri State Board Public Buildings Series "A"
                5% 5/1/2021                                                                        262,187         233
              Missouri State Dev. Finance Board Infrastructure
                Facilities Revenue:
     500M       Hartman Heritage Center Phase II 5% 4/1/2020                                       528,125         469
     125M       Midtown Redevelopment Project Series "A"
                  6% 4/1/2014                                                                      146,875         130
     500M     Missouri State Regional Convention & Sports
                Complex Auth. 5 1/4% 8/15/2020                                                     543,750         483
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
              Springfield Public Building Corp. Leasehold Revenue:
    $125M       Capital Improvement 5.6% 6/1/2014                                               $142,031          $126
     230M       Jordan Valley 5.85% 6/1/2014                                                     271,688           241
              St. Louis Municipal Finance Corp. Leasehold Revenue:
     250M       Carnahan Courthouse Series "A" 5% 2/15/2020                                      265,000           235
                City Justice Center Series "A":
     225M         5 1/4% 2/15/2015                                                               252,000           224
     125M         5 3/4% 2/15/2018                                                               142,969           127
----------------------------------------------------------------------------------------------------------------------
                                                                                               2,930,125         2,601
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,261,318)                                   97.5%     10,984,240         9,750
Other Assets, Less Liabilities                                                       2.5         281,388           250
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $11,265,628       $10,000
======================================================================================================================


                                                                                Expiration     Notional     Unrealized
Interest Rate Swap                                                                    Date       Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                     10/29/2015         $1,000M      $(14,294)
======================================================================================================================

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

NEW JERSEY FUND
GRAPH PLOTS
As of December 31, 2003

                     NEW JERSEY           LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,863                    9,483
Dec-95                   10,326                   11,151
Dec-96                   10,645                   11,625
Dec-97                   11,535                   12,693
Dec-98                   12,208                   13,516
Dec-99                   11,958                   13,237
Dec-00                   13,203                   14,784
Dec-01                   13,739                   15,542
Dec-02                   15,074                   17,034
Dec-03                   15,720                   17,938

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C. Standardized
  One Year               4.28%                (1.74%)
  Five Years             5.19%                 3.95%
  Ten Years              5.25%                 4.63%
S.E.C. 30-Day Yield                  2.33%
  Class B Shares
  One Year               3.59%                (0.41%)
  Five Years             4.39%                 4.05%
  Since Inception
  (1/12/95)              5.75%                 5.75%
  S.E.C. 30-Day Yield                1.73%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- New Jersey Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.93%), 3.76% and 4.42%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.12%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.62%), 3.86% and 5.56%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.51%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Education--19.6%
              New Jersey Educational Facilities Auth. Revenue:
  $2,125M       College of New Jersey Series "C" 5 3/8% 7/1/2016                                $2,372,031        $336
   5,000M       Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                               5,250,000         745
   1,210M     Puerto Rico Indl. Tourist Edl. University Plaza
                Series "A" 5 5/8% 7/1/2013                                                       1,385,450         197
   1,000M     University of Medicine & Dentistry of New Jersey
                Series "A" 5 3/8% 12/1/2016                                                      1,121,250         159
              University of Puerto Rico:
   1,715M       5 3/4% 6/1/2017                                                                  1,985,112         282
   1,500M       5 3/4% 6/1/2018                                                                  1,732,500         246
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,846,343       1,965
----------------------------------------------------------------------------------------------------------------------
              General Obligations--15.2%
   1,750M     Atlantic City Board of Education 6.1% 12/1/2015                                    2,165,625         307
              Essex County Improvement Authority:
                Orange County School District:
   1,025M         Series "A" 6.95% 7/1/2005*                                                     1,131,344         161
   1,220M         Series "B" 6.95% 7/1/2005*                                                     1,346,575         191
   1,500M     Jersey City Series "B" 5% 9/1/2019                                                 1,595,625         226
   1,000M     Manalapan-Englishtown Regional Board of Education
                5% 10/1/2026                                                                     1,033,750         147
   1,000M     Perth Amboy Board of Education 5% 7/15/2017                                        1,075,000         153
     995M     Union City 6.4% 11/1/2013                                                          1,236,287         175
   1,000M     West Deptford 5 1/2% 9/1/2020                                                      1,108,750         157
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,692,956       1,517
----------------------------------------------------------------------------------------------------------------------
              Health Care--11.5%
              New Jersey State Health Care Facilities
                Financing Authority:
   1,045M       Bayonne Hospital 6 1/4% 7/1/2012                                                 1,088,430         154
   1,745M       General Hospital Center at Passaic 6% 7/1/2014                                   2,109,269         299
   1,000M       Meridian Health System Oblig. Group 5 5/8% 7/1/2014                              1,130,000         160
   3,120M       Riverview Medical Center 6 1/4% 7/1/2011                                         3,794,700         539
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,122,399       1,152
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Housing--2.7%
              New Jersey State Hsg. & Mtge. Fing. Agency:
                Regency Park Project:
  $1,375M         6.05% 11/1/2017                                                               $1,493,594        $212
     365M         5.7% 5/1/2020                                                                    387,813          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,881,407         267
----------------------------------------------------------------------------------------------------------------------
              Transportation--14.3%
   1,000M     Burlington County Bridge Commission 5 1/4% 8/15/2021                               1,065,000         151
   1,000M     Delaware River & Bay Auth. 5 1/2% 1/1/2016                                         1,125,000         159
   1,000M     Delaware River Port Auth. PA & NJ Rev.
                5 3/4% 1/1/2022                                                                  1,126,250         160
   1,000M     New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2009*                                                                     1,167,500         166
   1,000M     New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                    1,170,000         166
   4,100M     Port Authority of New York & New Jersey
                125th Series 5% 10/15/2018                                                       4,412,625         626
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,066,375       1,428
----------------------------------------------------------------------------------------------------------------------
              Utilities--11.6%
   1,250M     Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                 1,332,812         189
   1,035M     New Jersey Wastewater Treatment Trust 6 1/4% 4/1/2004*                             1,068,669         152
              Passaic Valley Sewer Commission:
   1,250M       Series "E" 5 5/8% 12/1/2018                                                      1,418,750         201
   1,000M       Series "F" 5% 12/1/2020                                                          1,056,250         150
              Puerto Rico Electric Power Authority:
   1,000M       Series "HH" 5 1/4% 7/1/2029                                                      1,057,500         150
   2,000M       Series "II" 5 3/8% 7/1/2017                                                      2,255,000         320
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,188,981       1,162
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--22.6%
   2,900M     Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                7.4% 7/1/2016                                                                    3,799,000         539
   1,000M     Camden County Impt. Auth. Lease Rev. 5 1/8% 9/1/2019                               1,070,000         152
   1,665M     Cape May County Indl. Poll. Cntl. Fin. Auth.
                6.8% 3/1/2021                                                                    2,174,906         309
              Essex County Improvement Authority:
   1,000M       Cogen Fac. Proj. 5 1/4% 1/1/2017                                                 1,093,750         155
   1,000M       Correctional Fac. Proj. 5 1/2% 10/1/2018                                         1,115,000         158
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              Other Revenue (continued)
  $1,020M     Mercer County Impt. Auth. Lease Rev.
                Governmental Leasing Proj. 5% 12/15/2023                                      $1,063,350          $151
              New Jersey Economic Development Authority:
   2,000M       Educational Testing Service 6 1/8% 5/15/2005*                                  2,175,000           309
   2,085M       Market Transition Facility 5 7/8% 7/1/2004*                                    2,175,656           309
   1,155M     Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                             1,264,725           179
----------------------------------------------------------------------------------------------------------------------
                                                                                              15,931,387         2,261
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $62,824,044)                                             68,729,848         9,752
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--1.4%
   1,000M     New Jersey Econ. Dev. Auth. (Lawrenceville
                School Proj.) Adjustable Rate Note 1 1/4%**
                (cost $1,000,000)                                                              1,000,000           142
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $63,824,044)                            98.9%      69,729,848         9,894
Other Assets, Less Liabilities                                                      1.1          744,190           106
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%     $70,474,038       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                     10/29/2015         $5,000M      $(71,467)
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.94% with Citibank, N.A.                                     11/17/2015          1,000M       (11,711)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 $6,000M      $(83,178)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.


See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

NORTH CAROLINA FUND
GRAPH PLOTS
As of December 31, 2003

                 NORTH CAROLINA           LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,816                    9,483
Dec-95                   10,466                   11,151
Dec-96                   10,851                   11,625
Dec-97                   11,888                   12,693
Dec-98                   12,687                   13,516
Dec-99                   12,389                   13,237
Dec-00                   13,931                   14,784
Dec-01                   14,480                   15,542
Dec-02                   16,012                   17,034
Dec-03                   16,830                   17,938

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C.  Standardized
  One Year                 5.11%           (0.94%)
  Five Years               5.81%            4.56%
  Ten Years                5.97%            5.34%
  S.E.C. 30-Day Yield               2.38%
Class B Shares
  One Year                 4.30%            0.30%
  Five Years               5.00%            4.67%
  Since Inception
  (1/12/95)                6.63%            6.63%
  S.E.C. 30-Day Yield               1.78%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- North Carolina Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.39%), 3.87% and 4.46%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.86%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.16%), 3.97% and 5.78%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.22%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--92.1%
              Certificates of Participation--15.2%
    $400M     Carteret County 5 5/8% 6/1/2020                                                     $447,000        $185
   1,000M     Dare County 5% 6/1/2023                                                            1,046,250         433
              Harnett County:
     500M       5 1/2% 12/1/2014                                                                   575,000         238
     500M       5 1/8% 12/1/2023                                                                   530,625         219
     250M     Pitt County 5 1/4% 4/1/2015                                                          277,812         115
     250M     Randolph County 5 1/2% 6/1/2015                                                      282,188         116
     500M     Rutherford County Schools Proj. 5% 3/1/2023                                          521,875         216
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,680,750       1,522
----------------------------------------------------------------------------------------------------------------------
              Education--13.5%
     500M     Appalachian State Univ. Hsg. & Student Ctr.
                5.6% 7/15/2020                                                                     558,750         231
     430M     Iredell County Public Facs. School Projs. 6% 6/1/2010*                               515,462         213
     500M     North Carolina Capital Facs. Fin. Agy.
                (Meredith College) 5 1/8% 6/1/2014                                                 550,000         228
     250M     North Carolina Central Univ. Housing Rev.
                5.6% 11/1/2012                                                                     277,812         115
     500M     University North Carolina Asheville Rev. 5% 6/1/2018                                 536,875         222
     750M     University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                             822,188         340
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,261,087       1,349
----------------------------------------------------------------------------------------------------------------------
              General Obligations--16.3%
     250M     Bladen County 5.6% 5/1/2016                                                          286,875         119
              Brunswick County:
     125M       5% 5/1/2017                                                                        135,938          56
     500M       5 3/4% 5/1/2017                                                                    580,000         240
     250M     Cleveland County 5 1/2% 3/1/2012                                                     273,750         113
     750M     Craven County 5% 5/1/2018                                                            810,937         335
     400M     Johnston County 5% 6/1/2018                                                          432,500         179
     200M     Morganton 5.7% 6/1/2005*                                                             216,250          90
     400M     Onslow County 5.7% 3/1/2011                                                          426,500         176
     280M     Rowan County 5.6% 4/1/2005*                                                          301,000         124
     250M     Union County 5.4% 3/1/2015                                                           280,625         116
     200M     Watauga County 5.9% 6/1/2004*                                                        207,910          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,952,285       1,634
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
            Health Care--3.8%
    $250M   Cumberland County Finance Corp. Installment Pmt. Rev.
             (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                      $279,375        $116
     400M   North Carolina Medical Care Community Hosp. Rev.
              (Northeast Med. Ctr.) 5 3/8% 11/1/2016                                               446,000         184
     175M   Puerto Rico Indl. Tourist Edl. Med. & Env. Cntl. Facs.
              6 1/4% 7/1/2016                                                                      186,142          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                   911,517         377
----------------------------------------------------------------------------------------------------------------------
            Housing--.4%
     100M   North Carolina Hsg. Fin. Agy. Multi-Family Series "F"
              6.6% 7/1/2017                                                                        102,910          43
----------------------------------------------------------------------------------------------------------------------
            Transportation--8.6%
            Piedmont Triad Airport Authority Revenue:
     800M     5 1/2% 7/1/2013                                                                      888,000         367
     500M     5 1/4% 7/1/2016                                                                      548,125         227
     520M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
              6 1/4% 7/1/2014                                                                      644,150         267
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,080,275         861
----------------------------------------------------------------------------------------------------------------------
            Utilities--32.5%
     600M   Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2017                                692,250         286
     250M   Buncombe County Solid Waste Sys. Rev. 5.6% 3/1/2011                                    274,063         113
            Charlotte Storm Water Fee Revenue:
     250M     5.65% 6/1/2010*                                                                      294,688         122
     615M     5 1/4% 6/1/2017                                                                      683,419         283
     300M   Durham County Enterprise Sys. Rev. 5% 6/1/2018                                         324,375         134
     300M   Fayetteville Public Works Commission Rev.
              5 1/2% 3/1/2010*                                                                     349,125         144
     250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2015                                  286,562         119
     250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                            268,438         111
            Greenville Combined Enterprise Sys. Revenue:
     250M     5 3/4% 9/1/2014                                                                      299,687         124
     250M     5 1/2% 9/1/2017                                                                      280,000         116
     250M     5 1/2% 9/1/2018                                                                      278,750         115
     250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                             275,000         114
     220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                               235,400          97
     200M   North Carolina Eastern Municipal Pwr. Agy.
              5.6% 1/1/2010                                                                        222,000          92
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
  $1,000M     North Carolina Municipal Pwr. Agy. (Catawba Elec.)
                5 1/4% 1/1/2018                                                               $1,092,500          $452
     650M     Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 71/2022                                704,437           291
   1,210M     Union County Enterprise Sys. Rev. 5% 6/1/2019                                    1,294,700           536
----------------------------------------------------------------------------------------------------------------------
                                                                                               7,855,394         3,249
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--1.8%
     390M     Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
                5.7% 2/1/2010                                                                    427,538           177
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,478,126)                                             22,271,756         9,212
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--6.6%
              Adjustable Rate Notes**
     600M     North Carolina Medical Care Community Hosp. Rev.
                (Rowan Regional Med.) 1.18%                                                      600,000           248
   1,000M     University of North Carolina (Chapel Hill Rev.) 1.16%                            1,000,000           414
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
(cost $1,600,000)                                                                              1,600,000           662
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $22,078,126)                             98.7%     23,871,756         9,874
Other Assets, Less Liabilities                                                       1.3         306,089           126
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $24,177,845       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.945% with Citibank, N.A.                                    11/12/2013         $1,100M      $(27,435)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rates shown are the rates in effect at December 31, 2003.


See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

OHIO FUND
GRAPH PLOTS
As of December 31, 2003

                           OHIO          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,869                    9,483
Dec-95                   10,408                   11,151
Dec-96                   10,848                   11,625
Dec-97                   11,785                   12,693
Dec-98                   12,405                   13,516
Dec-99                   12,186                   13,237
Dec-00                   13,565                   14,784
Dec-01                   14,115                   15,542
Dec-02                   15,638                   17,034
Dec-03                   16,391                   17,938

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares          N.A.V. Only  S.E.C. Standardized
  One Year                 4.82%               (1.18%)
  Five Years               5.73%                4.49%
  Ten Years                5.69%                5.06%
  S.E.C. 30-Day Yield                2.37%
Class B Shares
  One Year                 4.04%                0.04%
  Five Years               4.93%                4.59%
  Since Inception
  (1/12/95)                6.25%                6.25%
S.E.C. 30-Day Yield                  1.77%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Ohio Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the Index). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.60%), 4.05% and 4.62%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.90%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.40%), 4.15% and 5.80%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.27%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--93.2%
              Education--12.9%
  $1,200M     Cincinnati Tech. College Gen. Receipts 5 1/4% 10/1/2020                           $1,312,500        $480
   1,000M     Cuyahoga Cmnty. College District Gen. Receipts
                5% 12/1/2022                                                                     1,051,250         385
   1,000M     University Akron Gen. Receipts 6% 1/1/2016                                         1,167,500         427
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,531,250       1,292
----------------------------------------------------------------------------------------------------------------------
              General Obligations--63.2%
   1,000M     Adams County Valley Local School District
                7% 12/1/2015                                                                     1,311,250         480
   1,000M     Akron-Summit County Public Library 5% 12/1/2018                                    1,073,750         393
     800M     Avon Local School District 6 1/2% 12/1/2015                                        1,019,000         373
   1,000M     Beaver Creek Local School District 6.6% 12/1/2015                                  1,283,750         470
     425M     Bedford Heights Jail Facilities 6 1/2% 12/1/2014                                     452,923         166
     500M     Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                   571,250         209
     500M     Clyde-Green Springs Exempted Village Local
                School District 7% 12/1/2013                                                       557,500         204
     450M     Dublin 6.4% 12/1/2014                                                                550,125         201
   1,000M     Dublin City School District Facility Construction &
                Improvement 5% 12/1/2021                                                         1,058,750         387
     525M     East Clinton Local School District 6 7/8% 12/1/2005*                                 584,063         214
   1,135M     Eaton City School District 5 3/8% 12/1/2018                                        1,275,456         466
     700M     Garfield Heights 6.3% 12/1/2014                                                      744,744         272
     655M     Jefferson County Jail Construction 5 3/4% 12/1/2019                                  789,275         289
   1,000M     Licking County Joint Voc. School District 5% 12/1/2020                             1,060,000         388
   1,300M     Lorain 5 1/2% 12/1/2018                                                            1,464,125         535
     250M     North Fork Local School District 5 3/4% 12/1/2018                                    301,562         110
     500M     North Royalton City School District 6% 12/1/2014                                     595,625         218
   1,000M     Oakwood City School District 5% 12/1/2020                                          1,066,250         390
     350M     Portage County 6.2% 12/1/2014                                                        372,057         136
     240M     Shaker Heights City School District 7.1% 12/15/2010                                  280,500         103
     750M     Youngstown 6% 12/1/2031                                                              864,375         316
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,276,330       6,320
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.0%
       500M   Lorain County Hosp. Rev. (Catholic Healthcare
                Partners) 5 1/2% 9/1/2011                                                          558,125         204
----------------------------------------------------------------------------------------------------------------------
              Utilities--6.6%
       600M   Alliance Sewer System Rev. 6% 10/15/2010                                             633,252         232
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities (continued)
    $280M     Hamilton Wastewater Rev. 5.9% 10/15/2011                                          $311,850          $114
     500M     Mahoning Valley Sanitary District Water Rev.
                5 3/4% 11/15/2018                                                                572,500           209
     250M     Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                     291,562           107
----------------------------------------------------------------------------------------------------------------------
                                                                                               1,809,164           662
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.5%
   1,000M     Hamilton County Sales Tax 5 3/4% 12/1/2013                                       1,172,500           429
   1,000M     New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                    1,138,750           416
----------------------------------------------------------------------------------------------------------------------
                                                                                               2,311,250           845
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,026,153)                                             25,486,119         9,323
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--6.2%
              Adjustable Rate Notes **
     300M     Cuyahoga County Hospital Rev. (Univ. Hosp.
                Cleveland) 1.16%                                                                 300,000           110
     800M     Ohio State Air Quality Dev. Auth. Poll. Cntl.
                Rev. 1.3%                                                                        800,000           293
     600M     Puerto Rico Commonwealth Govt. Dev. Bank 1.06%                                     600,000           219
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
(cost $1,700,000)                                                                              1,700,000           622
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $24,726,153)                             99.4%     27,186,119         9,945
Other Assets, Less Liabilities                                                        .6         150,181            55
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $27,336,300       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                     10/29/2015         $2,600M      $(37,163)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2003.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

OREGON FUND
GRAPH PLOTS
As of December 31, 2003

                         OREGON          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,799                    9,483
Dec-95                   10,382                   11,151
Dec-96                   10,763                   11,625
Dec-97                   11,836                   12,693
Dec-98                   12,580                   13,516
Dec-99                   12,335                   13,237
Dec-00                   13,697                   14,784
Dec-01                   14,251                   15,542
Dec-02                   15,682                   17,034
Dec-03                   16,408                   17,938

(INSET BOX IN CHART READS:)
                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C. Standardized
  One Year                 4.63%            (1.39%)
  Five Years               5.46%             4.21%
  Ten Years                5.70%             5.08%
  S.E.C. 30-Day Yield               2.45%
Class B Shares
  One Year                 3.96%            (0.04%)
  Five Years               4.65%             4.32%
  Since Inception
  (1/12/95)                6.36%             6.36%
  S.E.C. 30-Day Yield               1.85%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Oregon Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.82%), 3.62% and 4.31%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.02%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.49%), 3.72% and 5.53%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.40%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.6%
              Certificates of Participation--4.3%
              Oregon State Dept. of Administrative Services:
    $500M       5.65% 5/1/2007*                                                                   $565,000        $196
     500M       5 1/4% 5/1/2017                                                                    552,500         192
     100M     Washington County Educational Service District
                7% 6/1/2005*                                                                       108,000          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,225,500         426
----------------------------------------------------------------------------------------------------------------------
              Education--6.1%
     200M     Chemeketa Community College District 6.4% 7/1/2009                                   214,000          74
   1,250M     Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                  1,342,188         467
     200M     Oregon State Hlth. & Hsg. Educ. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                               210,652          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,766,840         614
----------------------------------------------------------------------------------------------------------------------
              General Obligations--55.1%
   1,000M     Benton and Linn County School District #509J
                (Corvallis) 5% 6/1/2020                                                          1,063,750         370
     300M     Chemeketa Community College District
                5.8% 6/1/2006*                                                                     330,375         115
   1,000M     Deschutes County 5% 12/1/2015                                                      1,102,500         383
     500M     Deschutes County Administrative School District #1
                (Bend LA Pine) 5 1/2% 6/15/2016                                                    562,500         196
   1,055M     Gresham 5 3/8% 6/1/2017                                                            1,180,281         410
     250M     Jackson County School District #4 (Phoenix)
                5 1/2% 6/15/2016                                                                   281,250          98
     635M     Jefferson County School District #509J 5 1/4% 6/15/2019                              693,738         241
     500M     Josephine County School District (Three Rivers)
                5 1/4% 6/15/2017                                                                   547,500         190
     245M     La Grande 5 5/8% 6/1/2011                                                            265,519          92
     200M     Lane County School District #019 (Springfield)
                6 1/4% 10/15/2004*                                                                 210,066          73
              Linn County School District:
     250M       #9 (Lebanon) 6 1/8% 6/15/2010*                                                     299,688         104
     500M       #055 (Sweet Home) 5 1/2% 6/15/2025                                                 538,125         187
     180M       #095 (Scio) 5 3/4% 7/15/2011                                                       196,425          68
   1,000M     Metro 5% 1/1/2010                                                                  1,120,000         390
     250M     Morrow County School District #1, 5 5/8% 6/15/2014                                   284,375          99
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              General Obligations (continued)
    $250M     Multnomah County School District #7 (Reynolds)
                5 5/8% 6/15/2014                                                                  $283,750         $99
              Polk Marion & Benton Counties School District #13J:
     200M       5 1/2% 12/1/2004*                                                                  209,954          73
     760M       5 5/8% 6/15/2016                                                                   865,450         301
   1,000M     Puerto Rico Commonwealth 6 1/4% 7/1/2013                                           1,231,250         428
     600M     Southwestern Community College District
                6.05% 6/1/2010*                                                                    716,250         249
     250M     Tillamook County 5.6% 1/15/2007*                                                     277,187          97
              Umatilla County School District #016R (Pendleton):
     200M       6% 7/1/2004*                                                                       206,828          72
     500M       5 1/4% 7/1/2014                                                                    573,125         199
     520M     Wasco County School District #12, 5 1/2% 6/15/2018                                   610,350         212
              Washington and Clackamas County School
                District #23 (Tigard):
     600M         5 1/4% 6/1/2016                                                                  690,750         240
   1,000M         5 3/8% 6/15/2020                                                               1,102,500         383
              Washington County School District:
     170M       #003JT (Hillsboro) 6% 11/1/2005*                                                   184,025          64
     200M       #088J (Sherwood) 6.1% 6/1/2005*                                                    213,500          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,841,011       5,507
----------------------------------------------------------------------------------------------------------------------
              Housing--.8%
              Oregon State Housing & Community Svcs. Dept.
                Mortgage Rev. Single-Family Mortgage Program:
      85M       6% 7/1/2012                                                                         89,037          31
     140M       5.95% 7/1/2013                                                                     148,925          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                   237,962          83
----------------------------------------------------------------------------------------------------------------------
              Transportation--6.4%
              Oregon State Department of Transportation Revenue:
     100M       6.2% 6/2/2004*                                                                     104,076          36
     200M       6 1/4% 6/2/2004*                                                                   208,192          73
     500M     Portland Airport Way Urban Renewal & Redevelopment
                6% 6/15/2016                                                                       572,500         199
              Puerto Rico Commonwealth Hwy. & Trans. Auth. Revenue:
     500M       6 1/4% 7/1/2014                                                                    619,375         215
     300M       5 3/4% 7/1/2018                                                                    346,125         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,850,268         643
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--15.5%
    $440M     Columbia River Oregon Peoples Utility District
                Elec. Sys. 5.55% 12/1/2020                                                        $489,500        $170
     125M     Emerald Peoples Utility District 7.35% 11/1/2011                                     160,625          56
     600M     Eugene Water Utility System 5.8% 8/1/2020                                            681,750         237
     200M     Klamath Falls Water Revenue 6.1% 6/1/2004*                                           206,080          72
     250M     Marion County Solid Waste & Electric
                Revenue 5 3/8% 10/1/2008                                                           272,188          95
     250M     Portland Gas Tax Revenue 5 3/4% 6/1/2012                                             271,875          94
              Portland Sewer System Revenue Series "A":
     400M       6.2% 6/1/2004*                                                                     412,320         143
     300M       5 1/4% 6/1/2020                                                                    327,000         114
              Puerto Rico Electric Power Authority:
     500M       5 1/8% 7/1/2026                                                                    528,125         183
     500M       5 1/4% 7/1/2029                                                                    528,750         184
     250M     Salem Water & Sewer Revenue 5 1/2% 6/1/2006*                                         273,437          95
     250M     Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                296,250         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,447,900       1,546
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--6.4%
     500M     Oregon State Administrative Services Lottery
                5 3/4% 4/1/2014                                                                    574,375         200
              Portland Urban Renewal & Redevelopment:
     700M       5 3/4% 6/15/2017                                                                   805,875         280
     405M       5 1/2% 6/15/2020                                                                   448,537         156
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,828,787         636
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,070,693)                                               27,198,268       9,455
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.1%
              Adjustable Rate Notes**
   $400M      Oregon State Hlth. Hsg. Educ. & Cult. Facs.
                Auth. 1.18%                                                                     $400,000          $139
    500M      Puerto Rico Commonwealth Govt. Dev. Bank 1.06%                                     500,000           174
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $900,000)                                 900,000           313
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $25,970,693)                             97.7%     28,098,268         9,768
Other Assets, Less Liabilities                                                       2.3         667,650           232
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $28,765,918       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.95% with Citibank, N.A.                                     10/29/2015         $2,700M     $(38,592)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. The interest rates shown are the rates in effect at December 31, 2003.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

PENNSYLVANIA FUND
GRAPH PLOTS
As of December 31, 2003

                   PENNSYLVANIA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,832                    9,483
Dec-95                   10,448                   11,151
Dec-96                   10,802                   11,625
Dec-97                   11,790                   12,693
Dec-98                   12,406                   13,516
Dec-99                   12,129                   13,237
Dec-00                   13,498                   14,784
Dec-01                   14,102                   15,542
Dec-02                   15,614                   17,034
Dec-03                   16,265                   17,938

(INSET BOX IN CHART READS:)
                          Average Annual Total Returns*
Class A Shares          N.A.V. Only  S.E.C. Standardized
  One Year                 4.17%               (1.83%)
  Five Years               5.57%                4.32%
  Ten Years                5.61%                4.98%
  S.E.C. 30-Day Yield                 2.09%
Class B Shares
  One Year                 3.45%               (0.55%)
  Five Years               4.77%                4.44%
  Since Inception
  (1/12/95)                6.22%                6.22%
  S.E.C. 30-Day Yield                 1.47%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Pennsylvania Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (2.08%), 4.05% and 4.68%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.83%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.81%), 4.16 and 5.93%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.20%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.3%
              Education--11.5%
  $1,000M     Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                              $1,205,000        $247
              Pennsylvania State Higher Educ. Facs. Authority:
   1,410M       5 1/2% 6/15/2014                                                                 1,596,825         328
   1,000M       5% 6/15/2018                                                                     1,066,250         219
              State Public School Bldg. Auth. College Revenue:
   1,000M       Butler Cnty. Cmnty. College Proj. 5.7% 7/15/2010*                                1,176,250         242
     500M       Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2016                               577,500         119
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,621,825       1,155
----------------------------------------------------------------------------------------------------------------------
              General Obligations--30.7%
   1,000M     Adams County 5 3/8% 5/15/2011*                                                     1,156,250         238
   1,000M     Ambridge Pennsylvania Area Sch. Dist. Series "B"
                5 1/8% 5/1/2023                                                                  1,047,500         215
   1,000M     Erie 5.7% 5/15/2007*                                                               1,123,750         231
   1,545M     Garnet Valley School District 5 1/2% 4/1/2014                                      1,763,231         362
   1,000M     General McLane School District 5 3/4% 5/15/2007*                                   1,125,000         231
   1,065M     Mifflin County 5 1/2% 9/1/2020                                                     1,172,831         241
   1,365M     Owen J. Roberts School District 5 1/2% 8/15/2016                                   1,542,450         317
   1,000M     Pennsbury School District 5 1/2% 1/15/2017                                         1,121,250         230
     385M     Philadelphia 6% 11/15/2014                                                           407,796          84
              Philadelphia School District:
   1,180M       6% 3/1/2015                                                                      1,385,025         284
   1,000M       5 1/2% 2/1/2026                                                                  1,080,000         222
   1,600M     Pittsburgh 5 1/2% 9/1/2014                                                         1,818,000         373
     200M     Stroudsburg Area School District 5.8% 10/1/2005*                                     215,250          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,958,333       3,072
----------------------------------------------------------------------------------------------------------------------
              Health Care--13.9%
              Allegheny County Hospital Development Authority:
   1,000M       Allegheny General Hospital Proj. 6.2% 9/1/2007*                                  1,146,250         235
                Health Center--University of Pittsburgh:
   1,000M         5.6% 4/1/2013                                                                  1,100,000         226
   1,000M         5.65% 4/1/2014                                                                 1,101,250         226
   1,000M     Berks County Municipal Auth. Hosp. (Reading
              Hosp. Med. Ctr.) 5.7% 10/1/2014                                                    1,175,000         241
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
  $1,000M     Dauphin County General Hlth. Sys. (Pinnacle
                Hlth. Sys.) 5 1/2% 5/15/2013                                                    $1,093,750        $225
   1,000M     Pennsylvania State Higher Edl. Facs. Auth.
                Hlth. Svcs. 5.7% 11/15/2011                                                      1,152,500         237
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,768,750       1,390
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.6%
   1,620M     Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                             1,743,525         358
----------------------------------------------------------------------------------------------------------------------
              Utilities--19.7%
   1,000M     Allegheny County Sanitation Auth. Sewer Rev.
                6 1/4% 12/1/2014                                                                 1,063,470         218
   1,325M     Bucks County Water & Sewer Auth. Rev.
                5 3/8% 6/1/2019                                                                  1,454,187         299
   1,000M     Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                         1,182,500         243
   1,000M     Philadelphia Water & Wastewater Rev. 6 1/4% 8/1/2012                               1,213,750         249
   2,950M     Pittsburgh Water & Sewer Auth. 6 1/2% 9/1/2013                                     3,602,688         740
   1,000M     Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
                6.05% 4/1/2014                                                                   1,068,750         220
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,585,345       1,969
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--15.9%
   1,000M     Pennsylvania Intergovernmental Coop. Auth.
                Spl. Tax Rev. 7% 6/15/2005*                                                      1,081,250         222
   1,000M     Pennsylvania State Indl. Dev. Auth. 6% 1/1/2012                                    1,025,000         210
              Philadelphia Auth. Indl. Dev. Lease Revenue:
   1,000M       5 1/2% 10/1/2014                                                                 1,135,000         233
   1,000M       5 1/2% 10/1/2016                                                                 1,123,750         231
   1,000M     Philadelphia Housing Auth. Rev. Bonds Series "A"
                5 1/2% 12/1/2019                                                                 1,122,500         231
              Philadelphia Redev. Neighborhood Transformation
              Series "A":
   1,000M       5 1/2% 4/15/2016                                                                 1,126,250         231
   1,000M       5 1/2% 4/15/2019                                                                 1,108,750         228
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,722,500       1,586
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $41,628,243)                                               46,400,278       9,530
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--3.3%
  $1,600M     Delaware County PA. Indl. Dev. Auth. Arpt. Facs. Rev.
                Adjustable Rate Note 1.14%** (cost $1,600,000)                                $1,600,000          $329
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $43,228,243)                             98.6%     48,000,278         9,859
Other Assets, Less Liabilities                                                       1.4         688,457           141
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $48,688,735       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.945% with Citibank, N.A.                                    11/12/2013         $2,400M      $(59,858)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset daily by the issuer. The interest rate shown is the rate in effect at December 31, 2003.


See notes to financial statements



Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund -- Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

VIRGINIA FUND
GRAPH PLOTS
As of December 31, 2003

                       VIRGINIA          LEHMAN BROTHERS
                           FUND     MUNICIPAL BOND INDEX
Dec-93                  $ 9,425                  $10,000
Dec-94                    8,861                    9,483
Dec-95                   10,405                   11,151
Dec-96                   10,766                   11,625
Dec-97                   11,738                   12,693
Dec-98                   12,405                   13,516
Dec-99                   12,080                   13,237
Dec-00                   13,465                   14,784
Dec-01                   14,009                   15,542
Dec-02                   15,429                   17,034
Dec-03                   16,142                   17,938

(INSET BOX IN CHART READS:)
                          Average Annual Total Returns*
Class A Shares          N.A.V. Only  S.E.C. Standardized
  One Year                 4.62%                (1.43%)
  Five Years               5.41%                 4.16%
  Ten Years                5.53%                 4.91%
  S.E.C. 30-Day Yield                2.39%
Class B Shares
  One Year                 3.89%                (0.11%)
  Five Years               4.60%                 4.26%
  Since Inception
  (1/12/95)                6.09%                 6.09%
  S.E.C. 30-Day Yield                1.79%

  The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund-- Virginia Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Lehman Brothers Municipal Bond Index (the "Index"). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended
  12/31/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.72%), 3.80% and 4.50%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 2.13%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (0.41%), 3.89% and 5.70%, respectively, and the S.E.C. 30-Day Yield for December 2003 would have been 1.52%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--92.7%
              Education--6.6%
    $575M     George Mason University 6 3/8% 2/1/2005*                                            $618,453        $139
   1,100M     Norfolk Redev. & Housing Auth. (Tidewater
                Cmnty. College) 5 7/8% 11/1/2005*                                                1,210,000         271
   1,000M     Virginia College Building Auth. Educ. Facs. Rev.
                5 1/4% 2/1/2017                                                                  1,101,250         247
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,929,703         657
----------------------------------------------------------------------------------------------------------------------
              General Obligations--27.6%
   1,000M     Hampton 5 3/4% 2/1/2014                                                            1,165,000         261
   1,065M     Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                     1,138,219         255
   1,000M     Lunenburg County 5 14% 2/1/2029                                                    1,061,250         238
              Norfolk:
   1,730M       5% 7/1/2020                                                                      1,835,962         412
   1,100M       5% 7/1/2021                                                                      1,160,500         260
     980M     Portsmouth Public Utility 5 12% 8/1/2019                                           1,002,628         225
              Richmond:
   1,000M       5 3/8% 1/15/2015                                                                 1,117,500         250
   1,000M       5 1/2% 1/15/2017                                                                 1,130,000         253
   1,000M       5% 7/15/2019                                                                     1,071,250         240
   1,000M     Roanoke Public Improvement Series "A"
                5 1/4% 10/1/2020                                                                 1,096,250         246
     500M     Virginia State Public School Auth. 6 1/2% 8/1/2004*                                  525,515         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,304,074       2,758
----------------------------------------------------------------------------------------------------------------------
              Health Care--9.5%
   1,050M     Danville Indl. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                                1,101,692         247
              Roanoke Industrial Development Authority:
   1,000M       Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                  1,101,250         247
   1,675M       Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                     2,058,156         461
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,261,098         955
----------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
              Metropolitan Washington DC Airport Auth. System:
     960M       Series "B" 5.1% 10/1/2021                                                        1,006,800         226
     500M       Series "B" 5 1/8% 10/1/2022                                                        523,750         117
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation (continued)
  $1,585M     Norfolk Airport Auth. 5 3/8% 7/1/2015                                             $1,771,237        $397
   1,000M     Puerto Rico Commonwealth. Hwy. & Trans. Auth.
                Rev. 6 1/4% 7/1/2014                                                             1,241,250         278
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,543,037       1,018
----------------------------------------------------------------------------------------------------------------------
              Utilities--14.2%
   1,165M     Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                         1,390,719         312
   1,000M     Norfolk Water Rev. 5 7/8% 11/1/2015                                                1,095,000         245
     500M     Powhatan Cnty. Econ. Dev. Auth. Lease Rev.
                5 1/8% 7/15/2018                                                                   546,875         123
              Puerto Rico Electric Power Authority:
   1,000M       5 3/8% 7/1/2017                                                                  1,127,500         253
   1,000M       Series "II" 5 1/4% 7/1/2022                                                      1,083,750         243
   1,000M     Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                     1,066,250         239
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,310,094       1,415
----------------------------------------------------------------------------------------------------------------------
              Other Revenue--24.6%
     500M     Frederick County Indl. Dev. Auth. (Govt.
                Complex Proj.) 6 1/2% 12/1/2004*                                                   534,320         120
   1,000M     Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                 1,093,750         245
   1,000M     Hampton Convention Center Rev. 5 1/4% 1/15/2016                                    1,120,000         251
     500M     Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                   574,375         129
   1,000M     Middlesex County Indl. Dev. Auth. Lease Rev.
                5 1/8% 8/1/2023                                                                  1,061,250         238
   1,000M     Montgomery County Indl. Dev. Auth. Series "C"
                6% 1/15/2017                                                                     1,171,250         263
   1,000M     Richmond Redev. & Housing Auth. (Old Manchester
                Projects) 6.8% 3/1/2005*                                                         1,085,000         243
   1,000M     Riverside Regional Jail Auth. Facs. Revenue
                5 7/8% 7/1/2005*                                                                 1,087,500         244
              Southwest Regional Jail Authority Revenue:
   1,000M       5 1/8% 9/1/2021                                                                  1,058,750         237
   1,020M       5 1/8% 9/1/2022                                                                  1,072,275         240
   1,010M     Virginia State Res. Auth. Infrastructure Rev. Series "B"
                5 1/2% 5/1/2018                                                                  1,127,413         253
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,985,883       2,463
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,099,282)                                               41,333,889       9,266
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
   Amount     Security                                                                             Value    Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--4.7%
              Adjustable Rate Notes**
    $595M     Alexandria Redev. & Housing Auth. Res. Care
                Facs. Rev. 1.18%                                                                $595,000          $134
     300M     Peninsula Ports Auth. Coal Terminal Rev. 1.16%                                     300,000            67
     400M     Puerto Rico Commonwealth Govt. Dev. Bank 1.06%                                     400,000            90
     800M     Roanoke Indl. Dev. Auth. 1.18%                                                     800,000           179
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $2,095,000)                             2,095,000           470
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $40,194,282)                             97.4%     43,428,889         9,736
Other Assets, Less Liabilities                                                       2.6       1,180,068           264
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%    $44,608,957       $10,000
======================================================================================================================


                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Depreciation
----------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on
  the BMA Index and pay quarterly a fixed
  rate equal to 3.94% with Citibank, N.A.                                     11/17/2015         $2,100M      $(24,594)
======================================================================================================================

 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

** Interest rates on Adjustable Rate Notes are determined and reset periodically by the issuer. The interest rates shown are the rates in effect at December 31, 2003.


See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                               INSURED
                                                            TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                          MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                         $17,489,795     $68,292,256    $769,647,465     $93,807,212
                                                          ============    ============    ============    ============

At value (Note 1A)                                         $17,489,795     $70,108,288    $875,183,630     $98,457,341
Cash (overdraft)                                              (585,679)         86,852         492,777         394,026
Receivables:
Interest                                                        91,828         673,909      14,522,237       1,045,783
Investment securities sold                                          --              --              --       2,246,931
Shares sold                                                         --         117,672          31,716         112,939
Other assets                                                     4,891              --          81,733              --
                                                          ------------    ------------    ------------    ------------
Total Assets                                                17,000,835      70,986,721     890,312,093     102,257,020
                                                          ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                     --       1,048,204              --       4,069,732
Distributions payable                                            1,078          82,900       1,476,883         159,418
Shares redeemed                                                 10,900          11,262         269,048         130,754
Unrealized loss on swap agreements                                  --          12,471       1,097,396         135,787
Accrued advisory fees                                            7,326          31,387         495,494          52,748
Accrued shareholder servicing costs                              2,635           3,549          52,582           6,765
Accrued expenses                                                12,798          14,373          60,338          10,227
                                                          ------------    ------------    ------------    ------------
Total Liabilities                                               34,737       1,204,146       3,451,741       4,565,431
                                                          ------------    ------------    ------------    ------------
Net Assets                                                 $16,966,098     $69,782,575    $886,860,352     $97,691,589
                                                          ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                                            $16,966,098     $67,966,409    $782,254,858     $93,172,565
Undistributed net investment income                                 --          12,605         316,606           4,101
Accumulated net realized gain (loss)
  on investments.                                                   --              --        (149,881)            581
Net unrealized appreciation in value
  of investments and swap agreements                                --       1,803,561     104,438,769       4,514,342
                                                          ------------    ------------    ------------    ------------
Total                                                      $16,966,098     $69,782,575    $886,860,352     $97,691,589
                                                          ============    ============    ============    ============

Net Assets:
Class A                                                    $16,902,194     $57,102,857    $882,284,752     $80,299,850
Class B                                                    $    63,904     $12,679,718    $  4,575,600     $17,391,739
Shares outstanding (Note 2):
Class A                                                     16,902,194       8,783,781      84,704,033       5,210,848
Class B                                                         63,904       1,947,122         439,959       1,129,274
Net asset value and redemption price
  per share -- Class A                                           $1.00+          $6.50          $10.42          $15.41
                                                                ======          ======          ======          ======

Maximum offering price per share -- Class A
(Net asset value/.9425)*                                           N/A           $6.90          $11.06          $16.35
                                                                ======          ======          ======          ======
Net asset value and offering price per
  share -- Class B (Note 2)                                      $1.00           $6.51          $10.40          $15.40
                                                                ======          ======          ======          ======

* On purchases of $100,000 or more, the sales charge is reduced.

+ Also maximum offering price per share.

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
------------------------------------------------------------------------------------------------------------------------
                                                                                    MULTI-STATE INSURED TAX FREE FUND
                                                                             -------------------------------------------
                                                                NEW YORK
                                                                 INSURED
                                                                TAX FREE         ARIZONA      CALIFORNIA        COLORADO
------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                          $175,514,400     $22,676,975     $27,556,997     $12,380,994
                                                            ============    ============    ============    ============

At value (Note 1A)                                          $191,150,241     $24,462,618     $30,114,632     $13,336,854
Cash (overdraft)                                                 582,671          31,654          35,696         261,922
Receivables:
Interest                                                       2,800,918         490,226         456,486          73,323
Investment securities sold                                            --              --              --              --
Shares sold                                                       23,807           1,008          24,453              --
Other assets                                                      10,408              --             628              --
                                                            ------------    ------------    ------------    ------------
Total Assets                                                 194,568,045      24,985,506      30,631,895      13,672,099
                                                            ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                       --              --              --              --
Distributions payable                                            457,076          62,760          61,442          13,342
Shares redeemed                                                  168,043          60,598          24,375           1,781
Unrealized loss on swap agreements                               271,574          14,054          41,451          14,965
Accrued advisory fees                                            104,536           8,997          11,028           3,067
Accrued shareholder servicing costs                                9,304             961           1,185             759
Accrued expenses                                                  29,961           8,100           4,356           4,616
                                                            ------------    ------------    ------------    ------------
Total Liabilities                                              1,040,494         155,470         143,837          38,530
                                                            ------------    ------------    ------------    ------------
Net Assets                                                  $193,527,551     $24,830,036     $30,488,058     $13,633,569
                                                            ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                                             $177,918,759     $23,052,784     $27,961,363     $12,719,539
Undistributed net investment income                              244,525           5,663          10,511           9,055
Accumulated net realized gain (loss)
  on investments.                                                     --              --              --         (35,920)
Net unrealized appreciation in value
  of investments and swap agreements                          15,364,267       1,771,589       2,516,184         940,895
                                                            ------------    ------------    ------------    ------------
Total                                                       $193,527,551     $24,830,036     $30,488,058     $13,633,569
                                                            ============    ============    ============    ============

Net Assets:
Class A                                                     $184,944,495     $21,708,825     $26,977,410     $11,955,552
Class B                                                     $  8,583,056     $ 3,121,211     $ 3,510,648     $ 1,678,017
Shares outstanding (Note 2):
Class A                                                       12,473,818       1,551,535       2,156,416         861,348
Class B                                                          579,470         223,047         280,547         120,954
Net asset value and redemption price
  per share -- Class A                                            $14.83          $13.99          $12.51          $13.88
                                                                  ======          ======          ======          ======

Maximum offering price per share -- Class A
(Net asset value/.9425)*                                          $15.73          $14.84          $13.27          $14.73
                                                                  ======          ======          ======          ======
Net asset value and offering price per
  share -- Class B (Note 2)                                       $14.81          $13.99          $12.51          $13.87
                                                                  ======          ======          ======          ======



Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                           CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                         $34,115,649     $36,689,997     $10,112,594     $31,187,162
                                                          ============    ============    ============    ============

At value (Note 1A)                                         $36,437,491     $39,787,016     $10,985,750     $33,653,919
Cash                                                           221,411         507,780         336,236         129,072
Receivables:
Interest                                                       616,271         548,757         140,770         612,239
Shares sold                                                     36,404         121,681          80,159           6,496
Other assets                                                        --              --              --              --
                                                          ------------    ------------    ------------    ------------
Total Assets                                                37,311,577      40,965,234      11,542,915      34,401,726
                                                          ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                     --              --         266,155       1,288,875
Distributions payable                                           74,215          92,049          23,495          56,941
Shares redeemed                                                 20,298          16,815          37,337          21,398
Unrealized loss on swap agreements                                  --          55,744          14,293          45,739
Accrued advisory fees                                           16,935          18,337           2,460          14,860
Accrued shareholder servicing costs                              1,671           1,645             452           1,290
Accrued expenses                                                 5,600             771           1,663           5,021
                                                          ------------    ------------    ------------    ------------
Total Liabilities                                              118,719         185,361         345,855       1,434,124
                                                          ------------    ------------    ------------    ------------
Net Assets                                                 $37,192,858     $40,779,873     $11,197,060     $32,967,602
                                                          ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                                            $34,858,564     $37,709,630     $10,330,402     $30,531,094
Undistributed net investment income                             12,452          28,968           7,795          15,483
Accumulated net realized gain (loss)
  on investments.                                                   --              --              --               7
Net unrealized appreciation in value
of investments and swap agreements                           2,321,842       3,041,275         858,863       2,421,018
                                                          ------------    ------------    ------------    ------------
Total                                                      $37,192,858     $40,779,873     $11,197,060     $32,967,602
                                                          ============    ============    ============    ============

Net Assets:
Class A                                                    $31,233,600     $37,425,741      $9,633,359     $26,934,200
Class B                                                    $ 5,959,258     $ 3,354,132      $1,563,701     $ 6,033,402
Shares outstanding (Note 2):
Class A                                                      2,308,377       2,710,982         695,264       1,895,122
Class B                                                        440,773         242,868         112,964         424,309
Net asset value and redemption price
per share -- Class A                                            $13.53          $13.81          $13.86          $14.21
                                                                ======          ======          ======          ======

Maximum offering price per share --
Class A (Net asset value/.9425)*                                $14.36          $14.65          $14.71          $15.08
                                                                ======          ======          ======          ======

Net asset value and offering price
per share -- Class B (Note 2)                                   $13.52          $13.81          $13.84          $14.22
                                                                ======          ======          ======          ======

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
------------------------------------------------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                         ---------------------------------------------
                                                         MASSACHUSETTS        MICHIGAN       MINNESOTA
------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                         $26,897,410     $38,504,749     $13,457,318
                                                          ============    ============    ============

At value (Note 1A)                                         $29,413,207     $42,807,244     $14,518,742
Cash                                                            36,598         186,330         247,347
Receivables:
Interest                                                       374,238         519,792         271,513
Shares sold                                                      1,637             799          26,805
Other assets                                                       644             608             528
                                                          ------------    ------------    ------------
Total Assets                                                29,826,324      43,514,773      15,064,935
                                                          ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                     --              --              --
Distributions payable                                           57,181          82,947           8,410
Shares redeemed                                                 12,824          62,163              --
Unrealized loss on swap agreements                              34,917          60,032           8,199
Accrued advisory fees                                           13,397          19,525           3,341
Accrued shareholder servicing costs                              1,744           2,321             874
Accrued expenses                                                11,211          16,880           1,955
                                                          ------------    ------------    ------------
Total Liabilities                                              131,274         243,868          22,779
                                                          ------------    ------------    ------------
Net Assets                                                 $29,695,050     $43,270,905     $15,042,156
                                                          ============    ============    ============

Net Assets Consist of:
Capital paid in                                            $27,205,915     $39,005,716     $14,021,166
Undistributed net investment income                              8,255          22,726          13,045
Accumulated net realized gain (loss)
  on investments.                                                   --              --         (45,280)
Net unrealized appreciation in value
of investments and swap agreements                           2,480,880       4,242,463       1,053,225
                                                          ------------    ------------    ------------
Total                                                      $29,695,050     $43,270,905     $15,042,156
                                                          ============    ============    ============

Net Assets:
Class A                                                    $25,819,218     $41,584,744     $13,847,851
Class B                                                    $ 3,875,832     $ 1,686,161     $ 1,194,305
Shares outstanding (Note 2):
Class A                                                      2,110,219       3,192,317       1,138,323
Class B                                                        316,593         129,638          98,067
Net asset value and redemption price
per share -- Class A                                            $12.24          $13.03          $12.17
                                                                ======          ======          ======

Maximum offering price per share --
Class A (Net asset value/.9425)*                                $12.99          $13.82          $12.91
                                                                ======          ======          ======

Net asset value and offering price
per share -- Class B (Note 2)                                   $12.24          $13.01          $12.18
                                                                ======          ======          ======



Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                              MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                         $10,261,318     $63,824,044     $22,078,126     $24,726,153
                                                          ============    ============    ============    ============

At value (Note 1A)                                         $10,984,240     $69,729,848     $23,871,756     $27,186,119
Cash                                                           142,218         113,250         174,145          78,133
Receivables:
Interest                                                       174,719       1,195,759         263,024         168,848
Investment securities sold                                          --              --              --              --
Shares sold                                                         70          26,618           1,244           2,971
Other assets                                                        --             277              --             572
                                                          ------------    ------------    ------------    ------------
Total Assets                                                11,301,247      71,065,752      24,310,169      27,436,643
                                                          ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                     --              --              --              --
Distributions payable                                           16,222         151,251          39,509          20,635
Shares redeemed                                                     --         297,252          54,083          22,171
Unrealized loss on swap agreements                              14,294          83,178          27,435          37,163
Accrued advisory fees                                            2,526          35,285           8,740           9,849
Accrued shareholder servicing costs                                511           3,186           1,246           1,360
Accrued expenses                                                 2,066          21,562           1,311           9,165
                                                          ------------    ------------    ------------    ------------
Total Liabilities                                               35,619         591,714         132,324         100,343
                                                          ------------    ------------    ------------    ------------
Net Assets                                                 $11,265,628     $70,474,038     $24,177,845     $27,336,300
                                                          ============    ============    ============    ============

Net Assets Consist of:
Capital paid in                                            $10,549,805     $64,638,172     $22,405,870     $24,909,841
Undistributed net investment income                              7,195          13,240           5,780          11,585
Accumulated net realized loss on investments                        --              --              --          (7,929)
Net unrealized appreciation in value
of investments and swap agreements                             708,628       5,822,626       1,766,195       2,422,803
                                                          ------------    ------------    ------------    ------------
Total                                                      $11,265,628     $70,474,038     $24,177,845     $27,336,300
                                                          ============    ============    ============    ============

Net Assets:
Class A                                                     $8,157,648     $63,407,439     $19,591,889     $23,032,297
Class B                                                     $3,107,980     $ 7,066,599     $ 4,585,956     $ 4,304,003
Shares outstanding (Note 2):
Class A                                                        589,793       4,766,014       1,437,569       1,778,574
Class B                                                        224,685         532,719         336,429         332,214
Net asset value and redemption price
per share--Class A                                              $13.83          $13.30          $13.63          $12.95
                                                                ======          ======          ======          ======

Maximum offering price per share --
Class A (Net asset value/.9425)*                                $14.67          $14.11          $14.46          $13.74
                                                                ======          ======          ======          ======

Net asset value and offering price
per share--Class B (Note 2)                                     $13.83          $13.27          $13.63          $12.96
                                                                ======          ======          ======          ======

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 2003
--------------------------------------------------------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                            --------------------------------------------
                                                                  OREGON    PENNSYLVANIA        VIRGINIA
--------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                                           $25,970,693     $43,228,243     $40,194,282
                                                            ============    ============    ============

At value (Note 1A)                                           $28,098,268     $48,000,278     $43,428,889
Cash                                                             438,369         320,913         519,218
Receivables:
Interest                                                         281,569         564,706         804,722
Investment securities sold                                            --       1,030,702              --
Shares sold                                                       36,186           2,534          58,261
Other assets                                                          --              --              --
                                                            ------------    ------------    ------------
Total Assets                                                  28,854,392      49,919,133      44,811,090
                                                            ------------    ------------    ------------
Liabilities
Payables:
Investment securities purchased                                       --       1,024,662              --
Distributions payable                                             17,974         111,398         126,642
Shares redeemed                                                   11,955             225          20,224
Unrealized loss on swap agreements                                38,592          59,858          24,594
Accrued advisory fees                                             10,317          21,937          20,024
Accrued shareholder servicing costs                                1,748           2,227           1,737
Accrued expenses                                                   7,888          10,091           8,912
                                                            ------------    ------------    ------------
Total Liabilities                                                 88,474       1,230,398         202,133
                                                            ------------    ------------    ------------
Net Assets                                                   $28,765,918     $48,688,735     $44,608,957
                                                            ============    ============    ============

Net Assets Consist of:
Capital paid in                                              $26,714,065     $43,941,215     $41,344,491
Undistributed net investment income                                2,568          35,343          54,681
Accumulated net realized loss on investments                     (39,698)             --            (228)
Net unrealized appreciation in value
of investments and swap agreements                             2,088,983       4,712,177       3,210,013
                                                            ------------    ------------    ------------
Total                                                        $28,765,918     $48,688,735     $44,608,957
                                                            ============    ============    ============

Net Assets:
Class A                                                      $25,726,256     $45,154,756     $41,757,906
Class B                                                      $ 3,039,662     $ 3,533,979     $ 2,851,051
Shares outstanding (Note 2):
Class A                                                        1,926,657       3,334,571       3,088,491
Class B                                                          227,935         261,289         211,494
Net asset value and redemption price
per share--Class A                                                $13.35          $13.54          $13.52
                                                                  ======          ======          ======

Maximum offering price per share --
Class A (Net asset value/.9425)*                                  $14.16          $14.37          $14.34
                                                                  ======          ======          ======

Net asset value and offering price
per share--Class B (Note 2)                                       $13.34          $13.53          $13.48
                                                                  ======          ======          ======


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                               INSURED
                                                            TAX-EXEMPT    INTERMEDIATE         INSURED         INSURED
                                                          MONEY MARKET      TAX EXEMPT      TAX EXEMPT   TAX EXEMPT II
----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                               $204,955      $1,770,319     $45,696,138      $4,040,688
                                                          ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                   93,962         340,180       6,399,103         913,535
Distribution plan expenses -- Class A                               --         113,856       2,419,977         188,137
Distribution plan expenses -- Class B                              214         111,544          51,019         160,988
Shareholder servicing costs                                     30,018          39,004         585,727          71,145
Professional fees                                               28,039          23,915         147,374          35,067
Custodian fees                                                   6,971          10,607          76,649          16,027
Reports to shareholders                                          6,825           5,700          81,347          10,441
Other expenses                                                  42,220          55,413         258,636          74,927
                                                          ------------    ------------    ------------    ------------
Total expenses                                                 208,249         700,219      10,019,832       1,470,267
Less: Expenses waived or assumed                               (67,010)       (131,275)       (810,488)       (430,344)
 Custodian fees paid indirectly                                   (112)         (3,737)        (24,197)         (5,790)
                                                          ------------    ------------    ------------    ------------
Net expenses                                                   141,127         565,207       9,185,147       1,034,133
                                                          ------------    ------------    ------------    ------------
Net investment income                                           63,828       1,205,112      36,510,991       3,006,555
                                                          ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss)
on Investments and Swap Agreements (Note 4):
Net realized gain (loss) on investments                             --         453,509       6,557,587         567,556
Net unrealized appreciation (depreciation)
of investment and swap agreements                                   --         322,769      (3,669,638)        677,089
                                                          ------------    ------------    ------------    ------------
Net gain on investments and swap agreements                         --         776,278       2,887,949       1,244,645
                                                          ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                               $ 63,828      $1,981,390     $39,398,940      $4,251,200
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
-----------------------------------------------------------------------------------------------------------------------
                                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                                            -------------------------------------------
                                                               NEW YORK
                                                                INSURED
                                                               TAX FREE         ARIZONA      CALIFORNIA        COLORADO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                              $9,686,192      $1,139,596      $1,352,575        $598,077
                                                           ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                 1,459,080         182,265         220,241          96,278
Distribution plan expenses -- Class A                           463,281          54,272          65,303          27,926
Distribution plan expenses -- Class B                            92,315          25,930          32,444          16,665
Shareholder servicing costs                                     118,715          11,771          13,814           8,677
Professional fees                                                45,255          11,073          23,807           9,836
Custodian fees                                                   21,788           5,495           5,825           4,058
Reports to shareholders                                          17,921           2,920           2,768           2,025
Other expenses                                                   66,863          16,656          13,579          12,358
                                                           ------------    ------------    ------------    ------------
Total expenses                                                2,285,218         310,382         377,781         177,823
Less: Expenses waived or assumed                               (291,816)       (105,160)       (130,048)        (86,656)
 Custodian fees paid indirectly                                 (16,237)         (3,567)         (3,223)         (1,672)
                                                           ------------    ------------    ------------    ------------
Net expenses                                                  1,977,165         201,655         244,510          89,495
                                                           ------------    ------------    ------------    ------------
Net investment income                                         7,709,027         937,941       1,108,065         508,582
                                                           ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss)
on Investments and Swap Agreements (Note 4):
Net realized gain (loss) on investments                       1,592,997         152,366          58,308         (35,920)
Net unrealized appreciation (depreciation)
of investment and swap agreements                            (1,233,282)        (10,549)         62,985          97,582
                                                           ------------    ------------    ------------    ------------
Net gain on investments and swap agreements                     359,715         141,817         121,293          61,662
                                                           ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                              $8,068,742      $1,079,758      $1,229,358        $570,244
                                                           ============    ============    ============    ============


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                           CONNECTICUT         FLORIDA         GEORGIA        MARYLAND
----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                             $1,784,640      $1,841,170        $473,099      $1,562,455
                                                          ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                  279,502         294,472          76,309         256,829
Distribution plan expenses -- Class A                           77,808          90,498          21,388          70,328
Distribution plan expenses -- Class B                           61,437          30,639          16,194          61,128
Shareholder servicing costs                                     20,611          20,619           4,521          16,181
Professional fees                                               20,501          18,766           7,571          12,139
Custodian fees                                                   7,334           7,241           2,812           6,931
Reports to shareholders                                          4,689           3,602           1,693           3,450
Other expenses                                                  21,211          14,232          10,157          24,604
                                                          ------------    ------------    ------------    ------------
Total expenses                                                 493,093         480,069         140,645         451,590
Less: Expenses waived or assumed                              (127,302)       (119,852)        (65,963)       (111,557)
 Custodian fees paid indirectly                                 (3,009)         (3,587)         (1,517)         (3,119)
                                                          ------------    ------------    ------------    ------------
Net expenses                                                   362,782         356,630          73,165         336,914
                                                          ------------    ------------    ------------    ------------
Net investment income                                        1,421,858       1,484,540         399,934       1,225,541
                                                          ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investment
and Swap Agreements (Note 4):
Net realized gain (loss) on investments                        313,456         181,051          93,134          58,735
Net unrealized appreciation (depreciation)
of investments and swap agreements                            (266,655)       (122,571)           (535)         91,926
                                                          ------------    ------------    ------------    ------------
Net gain on investments and swap agreements                     46,801          58,480          92,599         150,661
                                                          ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                             $1,468,659      $1,543,020        $492,533      $1,376,202
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
-------------------------------------------------------------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                          ---------------------------------------------
                                                          MASSACHUSETTS        MICHIGAN       MINNESOTA
-------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                              $1,442,544      $2,202,290        $664,744
                                                           ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                   226,859         327,455         105,484
Distribution plan expenses -- Class A                            65,285         105,049          32,502
Distribution plan expenses -- Class B                            41,340          16,411          10,638
Shareholder servicing costs                                      19,518          25,279           9,191
Professional fees                                                14,804          24,774          13,660
Custodian fees                                                    5,841           7,478           3,742
Reports to shareholders                                           3,534           4,398           2,423
Other expenses                                                   12,634          21,949          12,600
                                                           ------------    ------------    ------------
Total expenses                                                  389,815         532,793         190,240
Less: Expenses waived or assumed                                (99,698)       (109,152)        (96,347)
 Custodian fees paid indirectly                                  (2,019)         (1,426)         (1,560)
                                                           ------------    ------------    ------------
Net expenses                                                    288,098         422,215          92,333
                                                           ------------    ------------    ------------
Net investment income                                         1,154,446       1,780,075         572,411
                                                           ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investment
and Swap Agreements (Note 4):
Net realized gain (loss) on investments                         391,788         179,754         (38,460)
Net unrealized appreciation (depreciation)
of investments and swap agreements                             (154,325)         45,495         124,888
                                                           ------------    ------------    ------------
Net gain on investments and swap agreements                     237,463         225,249          86,428
                                                           ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                              $1,391,909      $2,005,324        $658,839
                                                           ============    ============    ============


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                        MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                              MISSOURI      NEW JERSEY  NORTH CAROLINA            OHIO
----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                               $461,026      $3,422,110      $1,103,098      $1,290,933
                                                          ------------    ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                   76,096         528,416         176,722         202,931
Distribution plan expenses -- Class A                           18,639         158,608          47,949          58,603
Distribution plan expenses -- Class B                           26,906          70,123          43,834          36,162
Shareholder servicing costs                                      6,074          38,003          13,683          18,029
Professional fees                                               11,585          28,237          21,844          14,252
Custodian fees                                                   3,314          10,633           5,248           5,654
Reports to shareholders                                          2,102           5,965           2,842           4,766
Other expenses                                                  11,629          26,760          15,670          12,785
                                                          ------------    ------------    ------------    ------------
Total expenses                                                 156,345         866,745         327,792         353,182
Less: Expenses waived or assumed                               (74,125)       (140,911)       (115,471)       (122,396)
 Custodian fees paid indirectly                                 (1,201)         (2,457)         (2,767)           (787)
                                                          ------------    ------------    ------------    ------------
Net expenses                                                    81,019         723,377         209,554         229,999
                                                          ------------    ------------    ------------    ------------
Net investment income                                          380,007       2,698,733         893,544       1,060,934
                                                          ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments                         15,735         610,409         186,424          (8,285)
Net unrealized appreciation (depreciation)
of investments and swap agreements                             120,432        (420,147)         65,932         150,260
                                                          ------------    ------------    ------------    ------------
Net gain on investments and swap agreements                    136,167         190,262         252,356         141,975
                                                          ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                               $516,174      $2,888,995      $1,145,900      $1,202,909
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Operations
FIRST INVESTORS
Year Ended December 31, 2003
-----------------------------------------------------------------------------------------------------------------------
                                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                                         ----------------------------------------------
                                                                                 OREGON    PENNSYLVANIA        VIRGINIA
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                              $1,281,398      $2,343,665      $2,180,193
                                                                           ------------    ------------    ------------
Expenses (Notes 1 and 5):
Advisory fees                                                                   204,880         361,221         329,205
Distribution plan expenses -- Class A                                            60,338         112,265         103,101
Distribution plan expenses -- Class B                                            31,821          32,566          26,538
Shareholder servicing costs                                                      20,306          27,327          21,338
Professional fees                                                                15,031          15,760          16,617
Custodian fees                                                                    4,953           7,811           7,376
Reports to shareholders                                                           3,620           4,379           4,413
Other expenses                                                                   17,278          18,206          20,209
                                                                           ------------    ------------    ------------
Total expenses                                                                  358,227         579,535         528,797
Less: Expenses waived or assumed                                               (126,559)       (120,407)       (109,735)
 Custodian fees paid indirectly                                                  (2,978)         (1,853)         (3,280)
                                                                           ------------    ------------    ------------
Net expenses                                                                    228,690         457,275         415,782
                                                                           ------------    ------------    ------------
Net investment income                                                         1,052,708       1,886,390       1,764,411
                                                                           ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments                                         (15,454)        180,082         270,011
Net unrealized appreciation (depreciation)
of investments and swap agreements                                              182,459        (144,725)        (53,343)
                                                                           ------------    ------------    ------------
Net gain on investments and swap agreements                                     167,005          35,357         216,668
                                                                           ------------    ------------    ------------
Net Increase in Net Assets Resulting
from Operations                                                              $1,219,713      $1,921,747      $1,981,079
                                                                           ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                   TAX-EXEMPT                 INSURED INTERMEDIATE
                                                                  MONEY MARKET                     TAX EXEMPT
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $    63,828     $   159,052     $ 1,205,112     $   683,744
Net realized gain on investments                                    --              --         453,509         604,163
Net unrealized appreciation (depreciation)
of investments and swap agreements                                  --              --         322,769       1,138,732
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from
operations                                                      63,828         159,052       1,981,390       2,426,639
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                               (63,828)       (158,944)     (1,024,077)       (571,460)
Net investment income -- Class B                                    --            (108)       (170,089)       (112,140)
Net realized gains -- Class A                                       --              --        (371,439)       (463,529)
Net realized gains -- Class B                                       --              --         (82,394)       (124,199)
                                                          ------------    ------------    ------------    ------------
Total distributions                                            (63,828)       (159,052)     (1,647,999)     (1,271,328)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                   17,639,056      18,978,559      35,524,204      19,644,815
Reinvestment of distributions                                   62,440         157,242       1,089,899         833,329
Cost of shares redeemed                                    (19,208,272)    (20,912,136)     (9,333,508)     (3,145,703)
                                                          ------------    ------------    ------------    ------------
                                                            (1,506,776)     (1,776,335)     27,280,595      17,332,441
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                       37,069         276,927       6,039,065       5,217,690
Reinvestment of distributions                                       --              97         190,967         175,566
Cost of shares redeemed                                        (37,296)       (242,635)     (1,528,224)       (386,537)
                                                          ------------    ------------    ------------    ------------
                                                                  (227)         34,389       4,701,808       5,006,719
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share
transactions                                                (1,507,003)     (1,741,946)     31,982,403      22,339,160
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                       (1,507,003)     (1,741,946)     32,315,794      23,494,471
Net Assets
Beginning of year                                           18,473,101      20,215,047      37,466,781      13,972,310
                                                          ------------    ------------    ------------    ------------
End of year+                                               $16,966,098     $18,473,101     $69,782,575     $37,466,781
                                                          ============    ============    ============    ============
+Includes undistributed net investment
 income of                                                 $        --     $        --     $    12,605     $     1,659
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                        17,639,056      18,978,559       5,466,490       3,070,472
Issued for distributions reinvested                             62,440         157,242         167,657         130,196
Redeemed                                                   (19,208,272)    (20,912,136)     (1,436,243)       (493,509)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares
outstanding                                                 (1,506,776)     (1,776,335)      4,197,904       2,707,159
                                                          ============    ============    ============    ============
Class B:
Sold                                                            37,069         276,927         927,955         814,473
Issued for distributions reinvested                                 --              97          29,327          27,375
Redeemed                                                       (37,296)       (242,635)       (234,656)        (61,296)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares
outstanding                                                       (227)         34,389         722,626         780,552
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                      INSURED                        INSURED
                                                                    TAX EXEMPT                    TAX EXEMPT II
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $ 36,510,991    $ 38,970,201     $ 3,006,555     $ 1,906,195
Net realized gain on investments                             6,557,587      21,016,758         567,556       1,264,999
Net unrealized appreciation (depreciation)
of investments and swap agreements                          (3,669,638)     28,203,587         677,089       2,727,714
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from
operations                                                  39,398,940      88,190,546       4,251,200       5,898,908
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                           (36,086,059)    (39,291,166)     (2,578,652)     (1,687,917)
Net investment income -- Class B                              (170,729)       (198,815)       (430,820)       (214,770)
Net realized gains -- Class A                               (6,673,491)    (20,891,103)       (466,638)     (1,044,456)
Net realized gains -- Class B                                  (34,695)       (126,755)       (101,178)       (206,576)
                                                          ------------    ------------    ------------    ------------
Total distributions                                        (42,964,974)    (60,507,839)     (3,577,288)     (3,153,719)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                   10,457,029      14,106,539      26,796,706      39,358,290
Reinvestment of distributions                               33,647,224      48,245,291       2,230,827       2,017,160
Cost of shares redeemed                                    (74,035,870)    (75,809,390)    (14,026,089)     (8,908,598)
                                                          ------------    ------------    ------------    ------------
                                                           (29,931,617)    (13,457,560)     15,001,444      32,466,852
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      110,563         278,885       8,014,916       9,579,331
Reinvestment of distributions                                  160,282         264,429         397,359         336,343
Cost of shares redeemed                                     (1,228,694)       (412,474)     (3,895,784)       (498,339)
                                                          ------------    ------------    ------------    ------------
                                                              (957,849)        130,840       4,516,491       9,417,335
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share
transactions                                               (30,889,466)    (13,326,720)     19,517,935      41,884,187
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                      (34,455,500)     14,355,987      20,191,847      44,629,376
Net Assets
Beginning of year                                          921,315,852     906,959,865      77,499,742      32,870,366
                                                          ------------    ------------    ------------    ------------
End of year+                                              $886,860,352    $921,315,852     $97,691,589     $77,499,742
                                                          ============    ============    ============    ============
+Includes undistributed net investment
 income of                                                $    316,606    $     62,403     $     4,101     $     7,018
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           998,704       1,345,899       1,741,821       2,613,808
Issued for distributions reinvested                          3,221,367       4,611,858         145,105         133,156
Redeemed                                                    (7,089,791)     (7,253,694)       (915,872)       (590,645)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares
outstanding                                                 (2,869,720)     (1,295,937)        971,054       2,156,319
                                                          ============    ============    ============    ============
Class B:
Sold                                                            10,516          26,997         521,653         637,624
Issued for distributions reinvested                             15,365          25,302          25,861          22,163
Redeemed                                                      (117,470)        (39,514)       (255,276)        (33,504)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares
outstanding                                                    (91,589)         12,785         292,238         626,283
                                                          ============    ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                                               MULTI-STATE INSURED
                                                                                                  TAX FREE FUND
                                                                                          ----------------------------
                                                            NEW YORK INSURED TAX FREE                ARIZONA
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $  7,709,027    $  7,712,610     $   937,941     $   827,774
Net realized gain (loss) on investments                      1,592,997       5,804,131         152,366         228,591
Net unrealized appreciation (depreciation)
of investments and swap agreements                          (1,233,282)      5,139,641         (10,549)        868,589
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         8,068,742      18,656,382       1,079,758       1,924,954
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                            (7,276,283)     (7,352,770)       (861,399)       (761,856)
Net investment income -- Class B                              (296,001)       (302,928)        (82,595)        (59,649)
Net realized gains -- Class A                               (1,523,133)     (5,057,151)       (133,299)       (177,997)
Net realized gains -- Class B                                  (70,723)       (277,375)        (19,163)        (18,639)
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (9,166,140)    (12,990,224)     (1,096,456)     (1,018,141)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                   12,857,413      18,282,678       4,053,465       3,902,340
Reinvestment of distributions                                6,427,003       9,454,350         601,481         522,594
Cost of shares redeemed                                    (20,297,927)    (18,135,155)     (3,077,363)     (1,759,394)
                                                          ------------    ------------    ------------    ------------
                                                            (1,013,511)      9,601,873       1,577,583       2,665,540
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                    1,678,552       3,413,404       1,129,845         840,568
Reinvestment of distributions                                  297,352         488,082          59,914          50,519
Cost of shares redeemed                                     (3,622,784)       (826,546)       (179,751)       (341,139)
                                                          ------------    ------------    ------------    ------------
                                                            (1,646,880)      3,074,940       1,010,008         549,948
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions             (2,660,391)     12,676,813       2,587,591       3,215,488
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                       (3,757,789)     18,342,971       2,570,893       4,122,301
Net Assets
Beginning of year                                          197,285,340     178,942,369      22,259,143      18,136,842
                                                          ------------    ------------    ------------    ------------
End of year+                                              $193,527,551    $197,285,340     $24,830,036     $22,259,143
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of          $    244,525    $    107,782     $     5,663     $    11,716
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed

Class A:
Sold                                                           862,828       1,224,238         288,149         284,312
Issued for distributions reinvested                            431,925         633,851          42,996          37,769
Redeemed                                                    (1,369,282)     (1,217,311)       (220,856)       (128,585)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding          (74,529)        640,778         110,289         193,496
                                                          ============    ============    ============    ============
Class B:
Sold                                                           112,629         229,807          80,600          60,936
Issued for distributions reinvested                             20,004          32,725           4,284           3,647
Redeemed                                                      (244,350)        (54,936)        (12,892)        (24,855)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding         (111,717)        207,596          71,992          39,728
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                   CALIFORNIA                        COLORADO
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 1,108,065     $   859,680     $   508,582     $   423,759
Net realized gain (loss) on investments                         58,308         247,435         (35,920)         76,093
Net unrealized appreciation (depreciation)
of investments and swap agreements                              62,985         965,543          97,582         500,224
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         1,229,358       2,072,658         570,244       1,000,076
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                            (1,002,509)       (804,268)       (449,173)       (387,758)
Net investment income -- Class B                               (99,414)        (51,043)        (54,060)        (34,700)
Net realized gains -- Class A                                  (53,523)       (205,781)             --         (59,552)
Net realized gains -- Class B                                   (6,971)        (22,405)             --          (7,937)
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (1,162,417)     (1,083,497)       (503,233)       (489,947)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                    7,226,792       6,800,935       3,709,395       3,376,587
Reinvestment of distributions                                  592,600         591,012         284,456         270,252
Cost of shares redeemed                                     (4,142,221)     (2,527,409)     (2,128,678)     (1,351,915)
                                                          ------------    ------------    ------------    ------------
                                                             3,677,171       4,864,538       1,865,173       2,294,924
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                    1,123,616       1,624,095         838,991       1,012,509
Reinvestment of distributions                                   43,940          37,096          37,440          37,378
Cost of shares redeemed                                       (187,125)       (246,242)       (539,623)       (176,741)
                                                          ------------    ------------    ------------    ------------
                                                               980,431       1,414,949         336,808         873,146
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              4,657,602       6,279,487       2,201,981       3,168,070
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        4,724,543       7,268,648       2,268,992       3,678,199
Net Assets
Beginning of year                                           25,763,515      18,494,867      11,364,577       7,686,378
                                                          ------------    ------------    ------------    ------------
End of year+                                               $30,488,058     $25,763,515     $13,633,569     $11,364,577
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    10,511     $     4,369     $     9,055     $     3,706
                                                          ============    ============    ============    ============
*Shares Issued sand Redeemed

Class A:
Sold                                                           577,243         551,238         266,343         251,474
Issued for distributions reinvested                             47,529          47,977          20,637          19,935
Redeemed                                                      (331,438)       (207,380)       (154,871)        (99,741)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding          293,334         391,835         132,109         171,668
                                                          ============    ============    ============    ============
Class B:
Sold                                                            89,750         131,503          60,980          75,318
Issued for distributions reinvested                              3,522           3,002           2,716           2,753
Redeemed                                                       (14,994)        (20,452)        (40,073)        (12,873)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding           78,278         114,053          23,623          65,198
                                                          ============    ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                    CONNECTICUT                     FLORIDA
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 1,421,858     $ 1,247,070     $ 1,484,540     $ 1,344,786
Net realized gain on investments                               313,456         376,349         181,051         450,817
Net unrealized appreciation (depreciation)
of investments and swap agreements                            (266,655)      1,143,070        (122,571)      1,465,562
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting
from operations                                              1,468,659       2,766,489       1,543,020       3,261,165
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                            (1,220,789)     (1,108,108)     (1,376,939)     (1,273,775)
Net investment income -- Class B                              (194,224)       (166,043)        (92,085)        (57,559)
Net realized gains -- Class A                                 (263,290)       (298,193)       (166,162)       (422,070)
Net realized gains -- Class B                                  (50,363)        (60,519)        (14,925)        (28,830)
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (1,728,666)     (1,632,863)     (1,650,111)     (1,782,234)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                    5,501,680       8,267,518       6,638,222       6,538,967
Reinvestment of distributions                                1,121,678       1,060,492         927,590       1,039,475
Cost of shares redeemed                                     (5,039,029)     (2,984,879)     (4,573,440)     (3,453,318)
                                                          ------------    ------------    ------------    ------------
                                                             1,584,329       6,343,131       2,992,372       4,125,124
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      802,524       2,316,714       1,466,260         909,926
Reinvestment of distributions                                  167,320         161,599          53,553          55,684
Cost of shares redeemed                                     (1,014,091)       (283,076)       (503,070)        (37,834)
                                                          ------------    ------------    ------------    ------------
                                                               (44,247)      2,195,237       1,016,743         927,776
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              1,540,082       8,538,368       4,009,115       5,052,900
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        1,280,075       9,671,994       3,902,024       6,531,831
Net Assets
Beginning of year                                           35,912,783      26,240,789      36,877,849      30,346,018
                                                          ------------    ------------    ------------    ------------
End of year+                                               $37,192,858     $35,912,783     $40,779,873     $36,877,849
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    12,452     $     5,607     $    28,968     $    13,452
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           404,653         609,202         478,243         476,539
Issued for distributions reinvested                             82,582          78,516          67,067          75,745
Redeemed                                                      (370,866)       (221,790)       (331,029)       (252,288)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares
outstanding                                                    116,369         465,928         214,281         299,996
                                                          ============    ============    ============    ============
Class B:
Sold                                                            58,685         170,813         105,377          66,089
Issued for distributions reinvested                             12,331          11,959           3,869           4,050
Redeemed                                                       (74,539)        (20,942)        (36,599)         (2,739)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares
outstanding                                                     (3,523)        161,830          72,647          67,400
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                     GEORGIA                        MARYLAND
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $   399,934      $  368,785     $ 1,225,541     $ 1,088,931
Net realized gain on investments                                93,134         131,039          58,735         201,474
Net unrealized appreciation (depreciation)
of investments and swap agreements                                (535)        386,269          91,926       1,291,809
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting
from operations                                                492,533         886,093       1,376,202       2,582,214
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                              (341,869)       (327,720)     (1,043,499)       (912,310)
Net investment income -- Class B                               (52,193)        (39,470)       (179,960)       (167,706)
Net realized gains -- Class A                                  (78,353)        (98,015)        (47,985)        (68,751)
Net realized gains -- Class B                                  (12,793)        (18,087)        (10,743)        (14,982)
                                                          ------------    ------------    ------------    ------------
Total distributions                                           (485,208)       (483,292)     (1,282,187)     (1,163,749)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                    1,866,270         864,645       3,235,918      10,709,400
Reinvestment of distributions                                  329,385         340,377         573,720         587,940
Cost of shares redeemed                                       (898,376)       (672,078)     (5,145,095)     (1,997,872)
                                                          ------------    ------------    ------------    ------------
                                                             1,297,279         532,944      (1,335,457)      9,299,468
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      346,488         877,924       1,071,127       1,614,435
Reinvestment of distributions                                   41,336          43,540         133,608         127,141
Cost of shares redeemed                                       (350,607)       (160,693)     (1,347,477)       (339,689)
                                                          ------------    ------------    ------------    ------------
                                                                37,217         760,771        (142,742)      1,401,887
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              1,334,496       1,293,715      (1,478,199)     10,701,355
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        1,341,821       1,696,516      (1,384,184)     12,119,820
Net Assets
Beginning of year                                            9,855,239       8,158,723      34,351,786      22,231,966
                                                          ------------    ------------    ------------    ------------
End of year+                                               $11,197,060      $9,855,239     $32,967,602     $34,351,786
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $     7,795      $    1,923     $    15,483     $    13,401
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           134,900          62,433         228,325         771,193
Issued for distributions reinvested                             23,733          24,815          40,522          42,298
Redeemed                                                       (64,079)        (49,402)       (368,412)       (144,071)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares
outstanding                                                     94,554          37,846         (99,565)        669,420
                                                          ============    ============    ============    ============
Class B:
Sold                                                            24,966          63,744          75,779         116,422
Issued for distributions reinvested                              2,981           3,174           9,431           9,145
Redeemed                                                       (25,611)        (11,637)        (95,528)        (24,827)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares
outstanding                                                      2,336          55,281         (10,318)        100,740
                                                          ============    ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                         MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                  MASSACHUSETTS                     MICHIGAN
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 1,154,446     $ 1,171,060     $ 1,780,075     $ 1,831,794
Net realized gain (loss) on investments                        391,788         341,290         179,754         886,009
Net unrealized appreciation (depreciation)
of investments and swap agreements                            (154,325)      1,211,861          45,495       1,292,989
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         1,391,909       2,724,211       2,005,324       4,010,792
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                            (1,020,134)     (1,058,097)     (1,743,001)     (1,735,045)
Net investment income -- Class B                              (129,082)       (113,731)        (56,187)        (56,208)
Net realized gains -- Class A                                 (343,315)       (294,237)       (173,185)       (849,967)
Net realized gains -- Class B                                  (51,586)        (44,120)         (7,021)        (35,722)
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (1,544,117)     (1,510,185)     (1,979,394)     (2,676,942)
                                                          ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                    2,226,047       2,472,698       3,784,383       4,923,454
Reinvestment of distributions                                1,150,977       1,111,132       1,241,976       1,747,620
Cost of shares redeemed                                     (3,112,985)     (3,598,118)     (5,458,503)     (4,764,061)
                                                          ------------    ------------    ------------    ------------
                                                               264,039         (14,288)       (432,144)      1,907,013
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                    1,268,406       1,232,296         239,462         372,969
Reinvestment of distributions                                  156,454         136,514          51,793          69,067
Cost of shares redeemed                                     (1,383,315)       (423,745)       (363,439)       (178,474)
                                                          ------------    ------------    ------------    ------------
                                                                41,545         945,065         (72,184)        263,562
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions                305,584         930,777        (504,328)      2,170,575
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                          153,376       2,144,803        (478,398)      3,504,425
Net Assets
Beginning of year                                           29,541,674      27,396,871      43,749,303      40,244,878
                                                          ------------    ------------    ------------    ------------
End of year+                                               $29,695,050     $29,541,674     $43,270,905     $43,749,303
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $     8,255     $     3,025     $    22,726     $    41,839
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           180,730         201,907         290,279         379,099
Issued for distributions reinvested                             93,549          91,121          95,237         134,292
Redeemed                                                      (252,756)       (297,357)       (416,854)       (363,438)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding           21,523          (4,329)        (31,338)        149,953
                                                          ============    ============    ============    ============
Class B:
Sold                                                           102,998         101,138          18,396          28,635
Issued for distributions reinvested                             12,714          11,178           3,978           5,312
Redeemed                                                      (112,541)        (34,474)        (27,835)        (13,655)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding            3,171          77,842          (5,461)         20,292
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                      MINNESOTA                        MISSOURI
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $   572,411     $   509,403     $   380,007     $   284,357
Net realized gain (loss) on investments                        (38,460)         51,819          15,735          70,172
Net unrealized appreciation (depreciation)
of investments and swap agreements                             124,888         486,434         120,432         380,977
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations           658,839       1,047,656         516,174         735,506
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                              (527,996)       (494,136)       (289,895)       (236,678)
Net investment income -- Class B                               (34,647)        (15,590)        (83,235)        (49,620)
Net realized gains -- Class A                                       --              --          (7,178)             --
Net realized gains -- Class B                                       --              --          (2,734)             --
                                                          ------------    ------------    ------------    ------------
Total distributions                                           (562,643)       (509,726)       (383,042)       (286,298)
                                                          ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                    1,826,248       1,749,762       1,908,687       2,138,978
Reinvestment of distributions                                  435,868         406,466         156,448         122,440
Cost of shares redeemed                                       (763,021)       (740,273)       (661,363)       (547,038)
                                                          ------------    ------------    ------------    ------------
                                                             1,499,095       1,415,955       1,403,772       1,714,380
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      483,097         560,200         974,860       1,312,609
Reinvestment of distributions                                   26,281          11,571          65,066          36,936
Cost of shares redeemed                                       (142,542)             --         (63,210)        (65,115)
                                                          ------------    ------------    ------------    ------------
                                                               366,836         571,771         976,716       1,284,430
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              1,865,931       1,987,726       2,380,488       2,998,810
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        1,962,127       2,525,656       2,513,620       3,448,018
Net Assets
Beginning of year                                           13,080,029      10,554,373       8,752,008       5,303,990
                                                          ------------    ------------    ------------    ------------
End of year+                                               $15,042,156     $13,080,029     $11,265,628      $8,752,008
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    13,045     $     3,277     $     7,195      $      318
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           150,655         147,601         139,259         161,528
Issued for distributions reinvested                             35,994          34,336          11,401           9,192
Redeemed                                                       (63,499)        (62,644)        (48,312)        (41,256)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding          123,150         119,293         102,348         129,464
                                                          ============    ============    ============    ============
Class B:
Sold                                                            39,870          46,651          70,976          99,611
Issued for distributions reinvested                              2,169             973           4,741           2,765
Redeemed                                                       (11,887)             --          (4,623)         (4,944)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding           30,152          47,624          71,094          97,432
                                                          ============    ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS

----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                   NEW JERSEY                     NORTH CAROLINA
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 2,698,733     $ 2,766,264     $   893,544     $   754,128
Net realized gain (loss) on investments                        610,409       1,386,326         186,424          76,344
Net unrealized appreciation (depreciation)
of investments and swap agreements                            (420,147)      2,207,843          65,932       1,053,757
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         2,888,995       6,360,433       1,145,900       1,884,229
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                            (2,489,572)     (2,628,802)       (755,329)       (667,439)
Net investment income -- Class B                              (221,919)       (190,517)       (141,646)        (82,852)
Net realized gains -- Class A                                 (549,243)     (1,262,352)       (119,281)             --
Net realized gains -- Class B                                  (61,244)       (119,783)        (27,909)             --
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (3,321,978)     (4,201,454)     (1,044,165)       (750,291)
                                                          ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                    6,708,062       8,566,598       3,454,585       5,154,214
Reinvestment of distributions                                2,106,255       2,812,328         645,667         485,130
Cost of shares redeemed                                    (10,151,256)     (8,564,519)     (3,075,075)     (1,467,437)
                                                          ------------    ------------    ------------    ------------
                                                            (1,336,939)      2,814,407       1,025,177       4,171,907
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                    1,761,616       1,670,702       1,249,786       1,744,496
Reinvestment of distributions                                  215,404         248,494         138,567          63,969
Cost of shares redeemed                                     (1,034,002)       (618,837)       (566,418)        (41,162)
                                                          ------------    ------------    ------------    ------------
                                                               943,018       1,300,359         821,935       1,767,303
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions               (393,921)      4,114,766       1,847,112       5,939,210
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                         (826,904)      6,273,745       1,948,847       7,073,148
Net Assets
Beginning of year                                           71,300,942      65,027,197      22,228,998      15,155,850
                                                          ------------    ------------    ------------    ------------
End of year+                                               $70,474,038     $71,300,942     $24,177,845     $22,228,998
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    13,240     $    25,998     $     5,780     $     9,211
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           501,596         641,286         254,338         392,201
Issued for distributions reinvested                            157,813         210,525          47,378          36,558
Redeemed                                                      (759,893)       (640,321)       (225,785)       (109,391)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding         (100,484)        211,490          75,931         319,368
                                                          ============    ============    ============    ============
Class B:
Sold                                                           131,962         125,626          91,663         130,594
Issued for distributions reinvested                             16,180          18,654          10,165           4,810
Redeemed                                                       (77,848)        (45,944)        (41,544)         (3,111)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding           70,294          98,336          60,284         132,293
                                                          ============    ============    ============    ============

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                      OHIO                           OREGON
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 1,060,934     $   956,709     $ 1,052,708     $   892,719
Net realized gain (loss) on investments                         (8,285)        370,990         (15,454)        134,883
Net unrealized appreciation (depreciation)
of investments and swap agreements                             150,260       1,013,482         182,459       1,015,764
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         1,202,909       2,341,181       1,219,713       2,043,366
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income -- Class A                              (937,879)       (888,092)       (948,033)       (827,447)
Net investment income -- Class B                              (117,299)        (62,987)       (102,136)        (76,197)
Net realized gains -- Class A                                       --        (332,660)             --              --
Net realized gains -- Class B                                       --         (37,974)             --              --
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (1,055,178)     (1,321,713)     (1,050,169)       (903,644)
                                                          ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold                                    3,743,644       2,816,788       5,706,209       5,539,804
Reinvestment of distributions                                  671,710         928,997         744,139         655,346
Cost of shares redeemed                                     (4,245,078)     (1,944,386)     (3,463,861)     (1,989,723)
                                                          ------------    ------------    ------------    ------------
                                                               170,276       1,801,399       2,986,487       4,205,427
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                    1,858,660       1,116,682         876,326       1,581,506
Reinvestment of distributions                                   91,475          79,350          91,159          70,609
Cost of shares redeemed                                       (277,169)       (111,590)     (1,090,750)       (189,357)
                                                          ------------    ------------    ------------    ------------
                                                             1,672,966       1,084,442        (123,265)      1,462,758
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) from share transactions              1,843,242       2,885,841       2,863,222       5,668,185
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                        1,990,973       3,905,309       3,032,766       6,807,907
Net Assets
Beginning of year                                           25,345,327      21,440,018      25,733,152      18,925,245
                                                          ------------    ------------    ------------    ------------
End of year+                                               $27,336,300     $25,345,327     $28,765,918     $25,733,152
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    11,585     $     5,829     $     2,568     $        29
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed
Class A:
Sold                                                           289,942         220,345         430,607         424,769
Issued for distributions reinvested                             52,123          72,686          55,996          50,442
Redeemed                                                      (332,753)       (151,806)       (261,724)       (153,336)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class A shares outstanding            9,312         141,225         224,879         321,875
                                                          ============    ============    ============    ============
Class B:
Sold                                                           145,068          86,682          65,950         120,789
Issued for distributions reinvested                              7,096           6,198           6,867           5,436
Redeemed                                                       (21,621)         (8,707)        (82,901)        (14,404)
                                                          ------------    ------------    ------------    ------------
Net increase (decrease) in Class B shares outstanding          130,543          84,173         (10,084)        111,821
                                                          ============    ============    ============    ============


Statement of Changes in Net Assets
FIRST INVESTORS
----------------------------------------------------------------------------------------------------------------------
                                                                          MULTI-STATE INSURED TAX FREE FUND
                                                          ------------------------------------------------------------
                                                                  PENNSYLVANIA                       VIRGINIA
                                                          ----------------------------    ----------------------------
Year Ended December 31                                            2003            2002            2003            2002
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $ 1,886,390     $ 1,851,894     $ 1,764,411     $ 1,535,587
Net realized gain on investments                               180,082         501,594         270,011         260,150
Net unrealized appreciation (depreciation)
of investments and swap agreements                            (144,725)      2,264,128         (53,343)      1,795,007
                                                          ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations         1,921,747       4,617,616       1,981,079       3,590,744
                                                          ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income-Class A                               (1,769,149)     (1,736,394)     (1,644,491)     (1,455,054)
Net investment income-Class B                                 (103,211)        (94,951)        (87,217)        (58,555)
Net realized gains-Class A                                    (167,287)       (414,823)       (253,174)       (223,991)
Net realized gains-Class B                                     (13,107)        (29,964)        (17,336)        (13,112)
                                                          ------------    ------------    ------------    ------------
Total distributions                                         (2,052,754)     (2,276,132)     (2,002,218)     (1,750,712)
                                                          ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold                                    4,337,932       6,142,481       4,298,852       9,201,782
Reinvestment of distributions                                1,187,579       1,372,287         968,177         828,621
Cost of shares redeemed                                     (5,360,984)     (4,250,145)     (3,924,861)     (3,935,591)
                                                          ------------    ------------    ------------    ------------
                                                               164,527       3,264,623       1,342,168       6,094,812
                                                          ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold                                      717,677         840,555         632,395       1,066,567
Reinvestment of distributions                                   73,763          84,125          79,094          59,326
Cost of shares redeemed                                       (496,640)       (382,030)       (217,664)       (311,195)
                                                          ------------    ------------    ------------    ------------
                                                               294,800         542,650         493,825         814,698
                                                          ------------    ------------    ------------    ------------
Net increase from share transactions                           459,327       3,807,273       1,835,993       6,909,510
                                                          ------------    ------------    ------------    ------------
Net increase in net assets                                     328,320       6,148,757       1,814,854       8,749,542
Net Assets
Beginning of year                                           48,360,415      42,211,658      42,794,103      34,044,561
                                                          ------------    ------------    ------------    ------------
End of year+                                               $48,688,735     $48,360,415     $44,608,957     $42,794,103
                                                          ============    ============    ============    ============
+Includes undistributed net investment income of           $    35,343     $    21,313     $    54,681     $    21,978
                                                          ============    ============    ============    ============
*Shares Issued and Redeemed

Class A:
Sold                                                           318,712         461,283         318,211         690,943
Issued for distributions reinvested                             87,678         102,353          71,552          62,035
Redeemed                                                      (396,237)       (318,503)       (290,347)       (296,954)
                                                          ------------    ------------    ------------    ------------
Net increase in Class A shares outstanding                      10,153         245,133          99,416         456,024
                                                          ============    ============    ============    ============
Class B:
Sold                                                            53,087          62,763          46,689          80,229
Issued for distributions reinvested                              5,453           6,283           5,861           4,452
Redeemed                                                       (37,040)        (28,501)        (16,277)        (23,567)
                                                          ------------    ------------    ------------    ------------
Net increase in Class B shares outstanding                      21,500          40,545          36,273          61,114
                                                          ============    ============    ============    ============

See notes to financial statements

Notes to Financial Statements
December 31, 2003


1. Significant Accounting Policies--First Investors Tax-Exempt Money Market Fund, Inc. ("Tax-Exempt Money Market"), First Investors Insured Intermediate Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors Insured Tax Exempt Fund II ("Insured Tax Exempt II"), a series of Executive Investors Trust, First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the Alternative
Minimum Tax ("AMT"), consistent with the preservation of capital and maintenance of liquidity.

Insured Intermediate seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

New York Insured and Multi-State Insured seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon prices provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2003, capital loss carryovers were as follows:


                                 Year Capital Loss Carryovers Expire
               ------------------------------------------------------
Fund                  Total          2007          2008          2011
----           ------------  ------------  ------------  ------------
Colorado            $35,920      $     --      $     --       $35,920
Minnesota            45,280         6,201           619        38,460
Ohio                  8,285            --            --         8,285
Oregon               39,698         1,814            --        37,884


December 31, 2003


C. Distributions to Shareholders--The Tax-Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses, income, realized and unrealized gains and losses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax-Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2003, The Bank of New York, custodian for the Funds, has provided credits in the amount of $90,095 against custodian charges based on the uninvested cash balances of the Funds.

F. Swap Agreements--The Funds, other than the Tax-Exempt Money Market Fund, may invest in interest rate swaps for the purpose of managing their exposure to interest rate risk. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statement of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of December 31, 2003 are presented following each Fund's Portfolio of Investments.

G. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--At December 31, 2003, paid-in capital of the Tax-Exempt Money Market Fund amounted to $16,966,098. The Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Fund.

Each of the other Funds sells two classes of shares, Class A and Class B. Class A shares are sold with an initial sales charge of up to 5.75% (6.25% prior to 6/17/2002) of the amount invested. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Class A and Class B shares are subject to distribution plans and have different distribution fees as described in
Note 5. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of both classes. Of the 1,000,000,000 $.01 par value shares originally authorized, Tax-Exempt Money Market Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Of the 500,000,000 $1.00 par value shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Executive Investors Trust, Multi-State Insured and Series Fund have established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk-- The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

December 31, 2003


4. Security Transactions--For the year ended December 31, 2003, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

                             Cost of      Proceeds
Fund                       Purchases    from Sales
----                    ------------  ------------
Insured Intermediate    $ 76,050,552  $ 41,899,655
Insured Tax Exempt       219,440,740   258,497,686
Insured Tax Exempt II    121,520,660   103,990,253
New York Insured          40,154,850    54,865,839
Arizona                   11,657,457    10,104,868
California                27,016,687    22,742,809
Colorado                   7,327,390     5,625,325
Connecticut               10,406,172     9,082,483
Florida                   16,118,228    13,791,468
Georgia                    2,817,829     1,970,616
Maryland                   8,904,949     8,995,895
Massachusetts              6,216,885     7,352,788
Michigan                  12,519,794    13,048,524
Minnesota                  5,698,587     4,378,978
Missouri                   4,530,150     2,215,900
New Jersey                23,512,372    24,869,467
North Carolina             5,306,537     4,965,094
Ohio                       8,773,476     8,357,156
Oregon                     3,293,421     1,163,117
Pennsylvania               5,794,432     6,573,693
Virginia                   7,343,693     8,321,127

At December 31, 2003, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:


                                             Gross         Gross           Net
                           Aggregate    Unrealized    Unrealized    Unrealized
Fund                            Cost  Appreciation  Depreciation  Appreciation
----                    ------------  ------------  ------------  ------------
Insured Intermediate    $ 68,292,256  $  1,816,032        $   --   $  1,816,032
Insured Tax Exempt       769,647,465   105,543,013         6,848    105,536,165
Insured Tax Exempt II     93,807,212     4,650,129            --      4,650,129
New York Insured         175,514,400    15,635,841            --     15,635,841
Arizona                   22,676,975     1,785,643            --      1,785,643
California                27,556,997     2,557,635            --      2,557,635
Colorado                  12,380,994       955,860            --        955,860
Connecticut               34,115,649     2,321,842            --      2,321,842
Florida                   36,689,997     3,097,019            --      3,097,019
Georgia                   10,112,594       874,936         1,780        873,156
Maryland                  31,187,162     2,466,757            --      2,466,757
Massachusetts             26,897,410     2,515,797            --      2,515,797
Michigan                  38,504,749     4,302,495            --      4,302,495
Minnesota                 13,457,318     1,061,424            --      1,061,424
Missouri                  10,261,318       722,922            --        722,922
New Jersey                63,824,044     5,905,804            --      5,905,804
North Carolina            22,078,126     1,793,630            --      1,793,630
Ohio                      24,726,153     2,459,966            --      2,459,966
Oregon                    25,970,693     2,127,575            --      2,127,575
Pennsylvania              43,228,243     4,772,035            --      4,772,035
Virginia                  40,194,282     3,234,607            --      3,234,607


5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2003, total directors/trustees fees accrued by the Funds amounted to $53,050.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than the Tax-Exempt Money Market, Insured Intermediate and Insured Tax Exempt II, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to ..66% on average daily net assets over $750 million. The

December 31, 2003


annual fee for the Tax-Exempt Money Market and Insured Intermediate is payable monthly, at the rate of .50% and .60%, respectively, of each Fund's average daily net assets. The annual fee for Insured Tax Exempt II is payable monthly, at the rate of 1% on the first $200 million of the average daily net assets of the Fund, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion.

For the year ended December 31, 2003, FIMCO has voluntarily waived advisory fees in excess of 0.62% for Insured Tax Exempt; 0.60% for Insured Tax Exempt II and New York Insured; 0.55% for New Jersey; 0.50% for Insured Intermediate, Connecticut, Florida, Maryland, Massachusetts, Michigan, Pennsylvania and Virginia; 0.40% for Arizona, California, North Carolina, Ohio and Oregon and 0.25% for Colorado, Georgia, Minnesota and Missouri. For the year ended December 31, 2003, FIMCO assumed other expenses in excess of 0.10% for Insured Intermediate, Arizona, California, Connecticut, Florida, Georgia, Maryland, Massachusetts, Minnesota, Missouri, North Carolina, Ohio and Oregon and 0.15% for Insured Tax Exempt II. FIMCO has assumed other expenses of the Tax-Exempt Money Market Fund in excess of 0.30% for the period January 1, 2003 to June 30, 2003 and 0.20% for the period July 1, 2003 to December 31, 2003.

For the year ended December 31, 2003, advisory fees accrued to FIMCO by the Funds were $13,151,025 of which $3,053,903 was waived. In addition, other expenses in the amount of $538,369 were assumed by FIMCO.

For the year ended December 31, 2003, FIC, as underwriter, received $2,854,579 in commissions from the sale of shares of the Funds after allowing $1,762,919 to other dealers. Shareholder servicing costs included $971,513 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax-Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. For the year ended December 31, 2003, total distribution plan fees accrued to FIC by the Funds amounted to $5,351,969. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

6. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended December 31, 2003 and 2002 were as follows:


                    Distributions Declared in 2003 from:                    Distributions Declared in 2002 from:
                   -------------------------------------                   -------------------------------------
                                               Long-Term                                               Long-Term
                    Tax-Exempt    Ordinary       Capital                    Tax-Exempt    Ordinary       Capital
Fund                    Income      Income          Gain          Total         Income      Income          Gain          Total
----               -----------    --------    ----------    -----------    -----------    --------    ----------    -----------
Intermediate       $ 1,194,166    $ 57,251    $  396,582    $ 1,647,999    $   683,600    $239,614    $   348,114   $ 1,271,328
Tax Exempt          36,256,788     966,475     5,741,711     42,964,974     39,489,981     740,074     20,277,784    60,507,839
Tax Exempt II        3,009,472     234,940       332,876      3,577,288      1,902,687     555,847        695,185     3,153,719
New York             7,572,284          --     1,593,856      9,166,140      7,655,698          --      5,334,526    12,990,224
Arizona                943,994          --       152,462      1,096,456        821,505          --        196,636     1,018,141
California           1,101,923          --        60,494      1,162,417        855,311          --        228,186     1,083,497
Colorado               503,233          --            --        503,233        422,458          --         67,489       489,947
Connecticut          1,415,013      21,528       292,125      1,728,666      1,274,151          --        358,712     1,632,863
Florida              1,469,024          --       181,087      1,650,111      1,331,334      24,323        426,577     1,782,234
Georgia                394,062          --        91,146        485,208        367,190          --        116,102       483,292
Maryland             1,223,459          --        58,728      1,282,187      1,080,016          --         83,733     1,163,749
Massachusetts        1,149,216          --       394,901      1,544,117      1,171,828      18,423        319,934     1,510,185
Michigan             1,799,188      81,428        98,778      1,979,394      1,791,253          --        885,689     2,676,942
Minnesota              562,643          --            --        562,643        509,726          --             --       509,726
Missouri               373,130          --         9,912        383,042        286,298          --             --       286,298
New Jersey           2,711,491       4,316       606,171      3,321,978      2,819,319          --      1,382,135     4,201,454
North Carolina         896,975          --       147,190      1,044,165        750,291          --             --       750,291
Ohio                 1,055,178          --            --      1,055,178        951,079      45,636        324,998     1,321,713
Oregon               1,050,169          --            --      1,050,169        903,644          --             --       903,644
Pennsylvania         1,872,360      11,362       169,032      2,052,754      1,831,345          --        444,787     2,276,132
Virginia             1,731,708      22,670       247,840      2,002,218      1,513,609      24,993        212,110     1,750,712

December 31, 2003


As of December 31, 2003, the components of distributable earnings on a tax basis were:


                                                                Undistributed
                                 Undistributed   Undistributed  Capital Gains
                                    Tax-Exempt         Taxable     or Capital                        Total
                                      Ordinary        Ordinary        (Loss)     Unrealized  Distributable
Fund                                    Income          Income     Carryover   Appreciation       Earnings
----                                  --------        --------     ---------   ------------  -------------
Insured Insured Intermediate          $ 12,605        $     --     $      --   $  1,803,561   $  1,816,166
Insured Tax Exempt                      99,900         216,706      (149,881)*  104,438,769    104,605,494
Insured Tax Exempt II                    3,907             194           580      4,514,342      4,519,023
New York Insured                       236,297           8,228            --     15,364,267     15,608,792
Arizona                                  5,587              76            --      1,771,589      1,777,252
California                               4,567           5,944            --      2,516,184      2,526,695
Colorado                                 8,579             476       (35,920)       940,895        914,030
Connecticut                             11,220           1,232            --      2,321,842      2,334,294
Florida                                 22,143           6,825            --      3,041,275      3,070,243
Georgia                                  7,398             397            --        858,863        866,658
Maryland                                11,758           3,725             7      2,421,018      2,436,508
Massachusetts                            3,838           4,417            --      2,480,880      2,489,135
Michigan                                16,561           6,165            --      4,242,463      4,265,189
Minnesota                               10,996           2,049       (45,280)     1,053,225      1,020,990
Missouri                                 6,863             332            --        708,628        715,823
New Jersey                              11,221           2,019            --      5,822,626      5,835,866
North Carolina                           3,809           1,971            --      1,766,195      1,771,975
Ohio                                    11,147             438        (7,929)     2,422,803      2,426,459
Oregon                                   2,568              --       (39,698)     2,088,983      2,051,853
Pennsylvania                            20,587          14,756            --      4,712,177      4,747,520
Virginia                                53,790             891         (228)*     3,210,013      3,264,466

* Includes post October losses of $149,881 for Insured Tax Exempt and $11,780 for Virginia.

This page intentionally left blank.


Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1999            $ 1.00       $.026           $ --      $ .026       $.026        $ --           .026
2000              1.00        .034             --        .034        .034          --           .034
2001              1.00        .022             --        .022        .022          --           .022
2002              1.00        .008             --        .008        .008          --           .008
2003              1.00        .003             --        .003        .003          --           .003

Class B
-------
1999              1.00        .018             --        .018        .018          --           .018
2000              1.00        .026             --        .026        .026          --           .026
2001              1.00        .014             --        .014        .014          --           .014
2002              1.00        .001             --        .001        .001          --           .001
2003              1.00          --             --          --          --          --             --

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1999            $ 6.01       $.231         $(.200)     $ .031       $.231        $ --          $.231
2000              5.81        .254           .319        .573        .252        .031           .283
2001              6.10        .243           .049        .292        .245        .137           .382
2002              6.01        .208           .543        .751        .208        .103           .311
2003              6.45        .150           .092        .242        .149        .043           .192

Class B
-------
1999              6.02        .173          (.202)      (.029)       .171          --           .171
2000              5.82        .208           .315        .523        .202        .031           .233
2001              6.11        .195           .050        .245        .198        .137           .335
2002              6.02        .159           .544        .703        .160        .103           .263
2003              6.46        .101           .093        .194        .101        .043           .144

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1999            $10.55       $.515         $(.889)     $(.374)      $.466        $ --          $.466
2000              9.71        .468           .656       1.124        .504          --           .504
2001             10.33        .460          (.099)       .361        .470        .071           .541
2002             10.15        .446           .560       1.006        .452        .244           .696
2003             10.46        .425           .037        .462        .422        .080           .502

Class B
-------
1999             10.55        .431          (.877)      (.446)       .394          --           .394
2000              9.71        .395           .657       1.052        .432          --           .432
2001             10.33        .385          (.106)       .279        .398        .071           .469
2002             10.14        .370           .564        .934        .380        .244           .624
2003             10.45        .344           .036        .380        .350        .080           .430

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
Class A
-------
1999                         $ 1.00      2.61          $ 16,478         .80       2.58         1.20         2.18        N/A
2000                           1.00      3.43            17,553         .80       3.38         1.09         3.09        N/A
2001                           1.00      2.17            20,185         .80       2.10         0.88         2.02        N/A
2002                           1.00      0.81            18,409         .80       0.81         0.92         0.69        N/A
2003                           1.00       .34            16,902         .75        .35         1.11         (.01)       N/A

Class B
-------
1999                           1.00      1.82                 1        1.55       1.83         1.95         1.43        N/A
2000                           1.00      2.66               140        1.55       2.63         1.84         2.34        N/A
2001                           1.00      1.41                30        1.55       1.35         1.63         1.27        N/A
2002                           1.00      0.12                64        1.48       0.13         1.60         0.01        N/A
2003                           1.00        --                64        1.10         --         1.46         (.36)       N/A

---------------------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1999                         $ 5.81      0.51           $ 8,263         .50       3.88         1.18         3.20        142
2000                           6.10     10.11             9,070         .67       4.32         1.11         3.88         76
2001                           6.01      4.82            11,298         .75       3.90         1.05         3.60        134
2002                           6.45     12.67            29,560         .75       3.27         1.14         2.88        168
2003                           6.50      3.79            57,103         .85       2.28         1.09         2.04         77

Class B
-------
1999                           5.82     (0.50)            1,154        1.50       2.88         1.88         2.50        142
2000                           6.11      9.16             1,506        1.50       3.49         1.81         3.18         76
2001                           6.02      4.02             2,674        1.50       3.15         1.80         2.85        134
2002                           6.46     11.80             7,907        1.50       2.52         1.89         2.13        168
2003                           6.51      3.02            12,680        1.60       1.53         1.84         1.29         77

---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1999                         $ 9.71     (3.63)       $  958,668        1.12       5.03          N/A          N/A         31
2000                          10.33     11.93           945,502        1.09       4.69         1.12         4.66         27
2001                          10.15      3.51           901,699        1.05       4.43         1.10         4.38         32
2002                          10.46     10.10           915,763        1.03       4.26         1.10         4.19         29
2003                          10.42      4.50           882,285        1.02       4.06         1.11         3.97         25

Class B
-------
1999                           9.71     (4.31)            4,290        1.85       4.30          N/A          N/A         31
2000                          10.33     11.12             4,368        1.82       3.96         1.85         3.93         27
2001                          10.14      2.70             5,260        1.78       3.70         1.83         3.65         32
2002                          10.45      9.36             5,553        1.76       3.53         1.83         3.46         29
2003                          10.40      3.70             4,576        1.75       3.33         1.84         3.24         25

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
--------------------------
Class A
-------
1999            $14.56       $.670         $(.940)     $(.270)      $.650       $.030         $ .680
2000             13.61        .668          1.120       1.788        .681        .417          1.098
2001             14.30        .591           .175        .766        .593        .143           .736
2002             14.33        .549          1.191       1.740        .548        .252           .800
2003             15.27        .526           .231        .757        .527        .090           .617

Class B
-------
2000***          14.61        .021           .109        .130        .023        .417           .440
2001             14.30        .487           .169        .656        .483        .143           .626
2002             14.33        .439          1.187       1.626        .444        .252           .696
2003             15.26        .412           .230        .642        .412        .090           .502

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1999            $14.85       $.718        $(1.249)     $(.531)      $.659       $  --          $.659
2000             13.66        .646          1.000       1.646        .696          --           .696
2001             14.61        .622          (.164)       .458        .628          --           .628
2002             14.44        .614           .869       1.483        .610        .413          1.023
2003             14.90        .596           .042        .638        .585        .123           .708

Class B
-------
1999             14.85        .618         (1.250)      (.632)       .558          --           .558
2000             13.66        .557           .994       1.551        .601          --           .601
2001             14.61        .511          (.159)       .352        .522          --           .522
2002             14.44        .500           .865       1.365        .502        .413           .915
2003             14.89        .485           .035        .520        .477        .123           .600

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1999            $13.62       $.707         $(.955)     $(.248)      $.662        $ --           .662
2000             12.71        .644           .698       1.342        .692          --           .692
2001             13.36        .616          (.012)       .604        .614          --           .614
2002             13.35        .574           .752       1.326        .571        .125           .696
2003             13.98        .552           .101        .653        .556        .087           .643

Class B
-------
1999             13.61        .603          (.948)      (.345)       .555          --           .555
2000             12.71        .541           .690       1.231        .591          --           .591
2001             13.35        .514          (.009)       .505        .515          --           .515
2002             13.34        .470           .758       1.228        .463        .125           .588
2003             13.98        .445           .100        .545        .448        .087           .535

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND II **
--------------------------
Class A
-------
1999                         $13.61     (1.92)         $ 15,842         .80       4.72         1.73         3.79        205
2000                          14.30     13.50            15,966         .80       4.78         1.78         3.80        167
2001                          14.33      5.43            29,851        1.00       4.03         1.52         3.51        190
2002                          15.27     12.34            64,728        1.00       3.67         1.47         3.20        147
2003                          15.41      5.04            80,300        1.00       3.43         1.48         2.95        120

Class B
-------
2000***                       14.30       .89                52        1.31+      4.18+        2.84+        2.65+       167
2001                          14.33      4.63             3,019        1.75       3.28         2.27         2.76        190
2002                          15.26     11.49            12,771        1.75       2.92         2.22         2.45        147
2003                          15.40      4.26            17,392        1.75       2.68         2.23         2.20        120

---------------------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1999                         $13.66     (3.67)         $164,622        1.09       4.99         1.21         4.87         55
2000                          14.61     12.41           167,877        1.06       4.62         1.20         4.48         20
2001                          14.44      3.14           171,962        1.01       4.22         1.16         4.07         48
2002                          14.90     10.45           186,992        0.99       4.11         1.14         3.96         70
2003                          14.83      4.37           184,944         .99       3.99         1.14         3.84         21

Class B
-------
1999                          13.66     (4.34)            4,734        1.79       4.29         1.91         4.17         55
2000                          14.61     11.65             4,509        1.76       3.92         1.90         3.78         20
2001                          14.44      2.40             6,981        1.74       3.49         1.89         3.34         48
2002                          14.89      9.59            10,293        1.74       3.36         1.89         3.21         70
2003                          14.81      3.55             8,583        1.74       3.24         1.89         3.09         21

---------------------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
------------
Class A
-------
1999                         $12.71    $(1.88)         $ 11,746         .50       5.37         1.15         4.72         62
2000                          13.36     10.89            14,785         .60       5.01         1.12         4.49         42
2001                          13.35      4.56            16,652         .65       4.55         1.20         4.00         36
2002                          13.98     10.12            20,148         .75       4.19         1.17         3.77         28
2003                          13.99      4.77            21,709         .75       3.95         1.20         3.50         43

Class B
-------
1999                          12.71     (2.60)              508        1.30       4.57         1.95         3.92         62
2000                          13.35      9.94               823        1.40       4.21         1.92         3.69         42
2001                          13.34      3.80             1,485        1.40       3.80         1.95         3.25         36
2002                          13.98      9.34             2,111        1.50       3.44         1.92         3.02         28
2003                          13.99      3.96             3,121        1.50       3.20         1.95         2.75         43

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1999            $12.20       $.609         $(.952)     $(.343)      $.558       $.019          $.577
2000             11.28        .571           .916       1.487        .600        .157           .757
2001             12.01        .544          (.095)       .449        .571        .028           .599
2002             11.86        .507           .719       1.226        .505        .111           .616
2003             12.47        .481           .063        .544        .479        .025           .504

Class B
-------
1999             12.19        .511          (.949)      (.438)       .463        .019           .482
2000             11.27        .469           .933       1.402        .505        .157           .662
2001             12.01        .456          (.097)       .359        .481        .028           .509
2002             11.86        .413           .717       1.130        .409        .111           .520
2003             12.47        .387           .061        .448        .383        .025           .408

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1999            $13.15       $.634         $(.907)     $(.273)      $.637        $ --          $.637
2000             12.24        .640           .752       1.392        .642          --           .642
2001             12.99        .619           .055        .674        .620        .014           .634
2002             13.03        .575           .801       1.376        .574        .082           .656
2003             13.75        .560           .126        .686        .556          --           .556

Class B
-------
1999             13.15        .534          (.914)      (.380)       .530          --           .530
2000             12.24        .546           .740       1.286        .546          --           .546
2001             12.98        .544           .071        .615        .551        .014           .565
2002             13.03        .471           .797       1.268        .476        .082           .558
2003             13.74        .456           .122        .578        .448          --           .448

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1999            $13.36       $.651         $(.902)     $(.251)      $.619        $ --          $.619
2000             12.49        .615           .653       1.268        .648          --           .648
2001             13.11        .604          (.051)       .553        .593          --           .593
2002             13.07        .564           .701       1.265        .577        .138           .715
2003             13.62        .536           .023        .559        .534        .115           .649

Class B
-------
1999             13.35        .552          (.901)      (.349)       .511          --           .511
2000             12.49        .515           .652       1.167        .547          --           .547
2001             13.11        .505          (.059)       .446        .496          --           .496
2002             13.06        .460           .709       1.169        .481        .138           .619
2003             13.61        .434           .021        .455        .430        .115           .545

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                          Net Asset
                              Value                                                Net                       Net  Portfolio
                              -----     Total        Net Assets             Investment                Investment   Turnover
                             End of    Return*      End of Year    Expenses     Income     Expenses       Income       Rate
                               Year       (%)     (in thousands)        (%)        (%)          (%)          (%)        (%)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1999                         $11.28     (2.88)          $13,383         .80       5.15         1.17         4.79         49
2000                          12.01     13.56            14,765         .70       4.94         1.08         4.56         50
2001                          11.86      3.78            17,449         .65       4.52         1.14         4.03         36
2002                          12.47     10.53            23,240         .75       4.14         1.16         3.73         51
2003                          12.51      4.45            26,977         .75       3.87         1.20         3.42         81

Class B
-------
1999                          11.27     (3.67)              483        1.60       4.35         1.97         3.99         49
2000                          12.01     12.74               692        1.50       4.14         1.88         3.76         50
2001                          11.86      3.01             1,046        1.40       3.77         1.89         3.28         36
2002                          12.47      9.67             2,523        1.50       3.39         1.91         2.98         51
2003                          12.51      3.65             3,511        1.50       3.12         1.95         2.67         81

---------------------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1999                         $12.24     (2.15)          $ 4,068         .47       4.99         1.28         4.18         40
2000                          12.99     11.71             5,139         .50       5.14         1.29         4.35         46
2001                          13.03      5.24             7,268         .50       4.70         1.15         4.05         61
2002                          13.75     10.76            10,027         .60       4.28         1.27         3.61         32
2003                          13.88      5.09            11,956         .60       4.07         1.29         3.38         46

Class B
-------
1999                          12.24     (2.96)              372        1.27       4.19         2.08         3.38         40
2000                          12.98     10.78               297        1.30       4.34         2.09         3.55         46
2001                          13.03      4.56               419        1.25       3.95         1.90         3.30         61
2002                          13.74      9.89             1,337        1.35       3.53         2.02         2.86         32
2003                          13.87      4.28             1,678        1.35       3.32         2.04         2.63         46

---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1999                         $12.49     (1.93)          $17,903         .80       5.04         1.15         4.69         47
2000                          13.11     10.45            19,952         .80       5.40         1.14         5.06         18
2001                          13.07      4.26            22,552         .80       4.57         1.19         4.18         33
2002                          13.62      9.86            29,865         .80       4.20         1.20         3.80         52
2003                          13.53      4.19            31,234         .85       3.94         1.20         3.59         25

Class B
-------
1999                          12.49     (2.67)            3,205        1.60       4.24         1.95         3.89         47
2000                          13.11      9.58             3,539        1.60       4.60         1.94         4.26         18
2001                          13.06      3.43             3,689        1.55       3.82         1.94         3.43         33
2002                          13.61      9.09             6,048        1.55       3.45         1.95         3.05         52
2003                          13.52      3.40             5,959        1.60       3.19         1.95         2.84         25

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1999            $13.75       $.679        $(1.074)     $(.395)      $.625       $  --          $.625
2000             12.73        .621           .812       1.433        .672        .111           .783
2001             13.38        .592          (.028)       .564        .598        .146           .744
2002             13.20        .563           .796       1.359        .558        .171           .729
2003             13.83        .531           .038        .569        .527        .062           .589

Class B
-------
1999             13.75        .572         (1.065)      (.493)       .517          --           .517
2000             12.74        .516           .808       1.324        .573        .111           .684
2001             13.38        .491          (.035)       .456        .500        .146           .646
2002             13.19        .462           .801       1.263        .452        .171           .623
2003             13.83        .429           .032        .461        .419        .062           .481

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1999            $13.27       $.633        $(1.025)     $(.392)      $.638        $ --          $.638
2000             12.24        .632           .988       1.620        .630          --           .630
2001             13.23        .619          (.027)       .592        .622          --           .622
2002             13.20        .581           .823       1.404        .579        .165           .744
2003             13.86        .562           .109        .671        .557        .114           .671

Class B
-------
1999             13.25        .540         (1.029)      (.489)       .531          --           .531
2000             12.23        .524           .999       1.523        .533          --           .533
2001             13.22        .519          (.033)       .486        .526          --           .526
2002             13.18        .477           .820       1.297        .472        .165           .637
2003             13.84        .460           .103        .563        .449        .114           .563

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1999            $13.62       $.658         $(.994)     $(.336)      $.654        $ --          $.654
2000             12.63        .626           .854       1.480        .630          --           .630
2001             13.48        .605          (.077)       .528        .608          --           .608
2002             13.40        .558           .773       1.331        .556        .035           .591
2003             14.14        .526           .094        .620        .525        .025           .550

Class B
-------
1999             13.62        .551          (.995)      (.444)       .546          --           .546
2000             12.63        .522           .856       1.378        .528          --           .528
2001             13.48        .504          (.080)       .424        .504          --           .504
2002             13.40        .454           .769       1.223        .448        .035           .483
2003             14.14        .420           .102        .522        .417        .025           .442

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1999                         $12.73     (2.93)          $23,729         .80        5.12        1.12        4.80          68
2000                          13.38     11.61            25,823         .80        4.81        1.12        4.49          59
2001                          13.20      4.25            28,990         .80        4.38        1.17        4.01          73
2002                          13.83     10.48            34,524         .85        4.13        1.18        3.80          42
2003                          13.81      4.19            37,426         .85        3.84        1.17        3.52          37

Class B
-------
1999                          12.74     (3.65)              789        1.60        4.32        1.92        4.00          68
2000                          13.38     10.67               923        1.60        4.01        1.92        3.69          59
2001                          13.19      3.42             1,356        1.55        3.63        1.92        3.26          73
2002                          13.83      9.72             2,354        1.60        3.38        1.93        3.05          42
2003                          13.81      3.38             3,354        1.60        3.09        1.92        2.77          37

---------------------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1999                         $12.24     (3.04)          $ 5,527         .48        4.99        1.19        4.28          57
2000                          13.23     13.61             6,278         .50        5.03        1.10        4.43          40
2001                          13.20      4.52             7,429         .50        4.64        1.13        4.01          37
2002                          13.86     10.84             8,324         .60        4.20        1.25        3.55          36
2003                          13.86      4.94             9,633         .60        4.05        1.26        3.39          20

Class B
-------
1999                          12.23     (3.78)              296        1.28        4.19        1.99        3.48          57
2000                          13.22     12.76               566        1.30        4.23        1.90        3.63          40
2001                          13.18      3.70               729        1.25        3.89        1.88        3.26          37
2002                          13.84     10.00             1,531        1.35        3.45        2.00        2.80          36
2003                          13.84      4.13             1,564        1.35        3.30        2.01        2.64          20

---------------------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1999                         $12.63     (2.54)          $12,579         .50        5.00        1.15        4.35          44
2000                          13.48     12.05            14,580         .60        4.86        1.14        4.32          35
2001                          13.40      3.95            17,758         .65        4.46        1.17        3.94          33
2002                          14.14     10.10            28,204         .75        4.04        1.17        3.62          35
2003                          14.21      4.47            26,934         .85        3.71        1.18        3.38          27

Class B
-------
1999                          12.63     (3.33)            2,718        1.30        4.20        1.95        3.55          44
2000                          13.48     11.17             3,328        1.40        4.06        1.94        3.52          35
2001                          13.40      3.16             4,474        1.40        3.71        1.92        3.19          33
2002                          14.14      9.25             6,148        1.50        3.29        1.92        2.87          35
2003                          14.22      3.75             6,033        1.60        2.96        1.93        2.63          27

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1999            $12.02       $.609         $(.887)     $(.278)      $.572       $  --          $.572
2000             11.17        .559           .721       1.280        .600          --           .600
2001             11.85        .538          (.050)       .488        .540        .028           .568
2002             11.77        .512           .674       1.186        .513        .143           .656
2003             12.30        .484           .103        .587        .482        .165           .647

Class B
-------
1999             12.02        .520          (.894)      (.374)       .476          --           .476
2000             11.17        .466           .723       1.189        .509          --           .509
2001             11.85        .445          (.055)       .390        .452        .028           .480
2002             11.76        .421           .679       1.100        .417        .143           .560
2003             12.30        .392           .099        .491        .386        .165           .551

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1999            $13.09       $.603         $(.938)     $(.335)      $.595       $  --          $.595
2000             12.16        .612           .683       1.295        .606        .119           .725
2001             12.73        .581          (.090)       .491        .595        .006           .601
2002             12.62        .563           .668       1.231        .551        .270           .821
2003             13.03        .535           .061        .596        .541        .055           .596
Class B
-------
1999             13.08        .502          (.930)      (.428)       .492          --           .492
2000             12.16        .509           .681       1.190        .511        .119           .630
2001             12.72        .487          (.092)       .395        .499        .006           .505
2002             12.61        .464           .661       1.125        .455        .270           .725
2003             13.01        .437           .063        .500        .445        .055           .500

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1999            $11.75       $.597         $(.785)     $(.188)      $.582        $ --          $.582
2000             10.98        .581           .600       1.181        .591          --           .591
2001             11.57        .555          (.045)       .510        .560          --           .560
2002             11.52        .520           .561       1.081        .521          --           .521
2003             12.08        .499           .083        .582        .492          --           .492

Class B
-------
1999             11.75        .499          (.781)      (.282)       .488          --           .488
2000             10.98        .492           .604       1.096        .506          --           .506
2001             11.57        .471          (.045)       .426        .476          --           .476
2002             11.52        .433           .554        .987        .427          --           .427
2003             12.08        .407           .089        .496        .396          --           .396

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1999                         $11.17     (2.39)          $20,507         .80        5.20        1.15        4.85          32
2000                          11.85     11.83            22,674         .80        4.95        1.16        4.59          38
2001                          11.77      4.15            24,626         .80        4.50        1.18        4.12          45
2002                          12.30     10.26            25,687         .80        4.21        1.18        3.83          21
2003                          12.24      4.86            25,819         .85        3.93        1.19        3.59          21

Class B
-------
1999                          11.17     (3.19)            1,177        1.60        4.40        1.95        4.05          32
2000                          11.85     10.95             1,530        1.60        4.15        1.96        3.79          38
2001                          11.76      3.30             2,771        1.55        3.75        1.93        3.37          45
2002                          12.30      9.49             3,855        1.55        3.46        1.93        3.08          21
2003                          12.24      4.05             3,876        1.60        3.18        1.94        2.84          21

---------------------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1999                         $12.16     (2.63)          $36,506         .87        4.74        1.12        4.49          21
2000                          12.73     10.96            36,367         .87        4.94        1.12        4.69          23
2001                          12.62      3.89            38,797         .86        2.49        1.16        2.19          22
2002                          13.03      9.93            41,992         .92        4.33        1.17        4.08          27
2003                          13.03      4.66            41,585         .94        4.11        1.19        3.86          29

Class B
-------
1999                          12.16     (3.34)              895        1.67        3.94        1.92        3.69          21
2000                          12.72     10.03             1,088        1.67        4.14        1.92        3.89          23
2001                          12.61      3.12             1,448        1.61        1.74        1.91        1.44          22
2002                          13.01      9.05             1,758        1.67        3.58        1.92        3.33          27
2003                          13.01      3.91             1,686        1.69        3.36        1.94        3.11          29

---------------------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
--------------
Class A
-------
1999                         $10.98     (1.65)          $ 8,363         .50        5.26        1.25        4.51          23
2000                          11.57     11.08             8,606         .50        5.21        1.15        4.56          32
2001                          11.52      4.47            10,321         .50        4.77        1.15        4.12          27
2002                          12.08      9.57            12,259         .60        4.40        1.26        3.74          28
2003                          12.17      4.91            13,848         .60        4.14        1.30        3.44          32

Class B
-------
1999                          10.98     (2.46)               83        1.30        4.46        2.05        3.71          23
2000                          11.57     10.24                96        1.30        4.41        1.95        3.76          32
2001                          11.52      3.72               234        1.25        4.02        1.90        3.37          27
2002                          12.08      8.71               821        1.35        3.65        2.01        2.99          28
2003                          12.18      4.17             1,194        1.35        3.39        2.05        2.69          32

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1999            $12.97       $.650         $(.904)     $(.254)      $.626        $ --          $.626
2000             12.09        .618           .814       1.432        .642          --           .642
2001             12.88        .604          (.073)       .531        .601          --           .601
2002             12.81        .559           .844       1.403        .563          --           .563
2003             13.65        .541           .185        .726        .534        .012           .546

Class B
-------
1999             12.97        .553          (.905)      (.352)       .518          --           .518
2000             12.10        .520           .812       1.332        .552          --           .552
2001             12.88        .503          (.068)       .435        .505          --           .505
2002             12.81        .460           .847       1.307        .467          --           .467
2003             13.65        .438           .180        .618        .426        .012           .438

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1999            $13.31       $.653         $(.919)     $(.266)      $.594       $  --          $.594
2000             12.45        .609           .650       1.259        .629          --           .629
2001             13.08        .588          (.061)       .527        .610        .037           .647
2002             12.96        .543           .694       1.237        .553        .264           .817
2003             13.38        .524           .038        .562        .526        .116           .642

Class B
-------
1999             13.29        .537          (.909)      (.372)       .488          --           .488
2000             12.43        .504           .649       1.153        .533          --           .533
2001             13.05        .491          (.060)       .431        .514        .037           .551
2002             12.93        .445           .686       1.131        .457        .264           .721
2003             13.34        .424           .046        .470        .424        .116           .540

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1999            $12.90       $.606         $(.900)     $(.294)      $.596        $ --          $.596
2000             12.01        .595           .859       1.454        .604          --           .604
2001             12.86        .583          (.082)       .501        .581          --           .581
2002             12.78        .541           .788       1.329        .539          --           .539
2003             13.57        .536           .145        .681        .537        .084           .621

Class B
-------
1999             12.90        .490          (.891)      (.401)       .489          --           .489
2000             12.01        .497           .867       1.364        .504          --           .504
2001             12.87        .486          (.083)       .403        .483          --           .483
2002             12.79        .442           .791       1.233        .443          --           .443
2003             13.58        .434           .141        .575        .441        .084           .525

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1999                         $12.09     (2.02)          $ 2,471         .47        5.20        1.50        4.17          66
2000                          12.88     12.21             3,344         .50        5.04        1.39        4.15          35
2001                          12.81      4.17             4,585         .50        4.65        1.16        3.99          29
2002                          13.65     11.16             6,656         .60        4.22        1.31        3.51          45
2003                          13.83      5.43             8,158         .60        3.95        1.35        3.20          22

Class B
-------
1999                          12.10     (2.78)              210        1.27        4.40        2.30        3.37          66
2000                          12.88     11.30               251        1.30        4.24        2.19        3.35          35
2001                          12.81      3.40               719        1.25        3.90        1.91        3.24          29
2002                          13.65     10.36             2,096        1.35        3.47        2.06        2.76          45
2003                          13.83      4.60             3,108        1.35        3.20        2.10        2.45          22

---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1999                         $12.45     (2.05)         $ 52,846         .97        5.02        1.12        4.87          52
2000                          13.08     10.41            54,051         .97        4.80        1.12        4.65          41
2001                          12.96      4.06            60,321         .96        4.47        1.16        4.27          37
2002                          13.38      9.72            65,130         .96        4.06        1.16        3.86          51
2003                          13.30      4.28            63,407         .96        3.90        1.16        3.70          34

Class B
-------
1999                          12.43     (2.85)            3,338        1.77        4.22        1.92        4.07          52
2000                          13.05      9.51             3,799        1.77        4.00        1.92        3.85          41
2001                          12.93      3.32             4,706        1.71        3.72        1.91        3.52          37
2002                          13.34      8.88             6,171        1.71        3.31        1.91        3.11          51
2003                          13.27      3.59             7,067        1.71        3.15        1.91        2.95          34

---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1999                         $12.01     (2.35)          $ 8,978         .48        4.84        1.24        4.08          47
2000                          12.86     12.45            10,723         .50        4.86        1.13        4.23          42
2001                          12.78      3.94            13,316         .65        4.50        1.20        3.95          51
2002                          13.57     10.58            18,479         .75        4.10        1.23        3.62          13
2003                          13.63      5.11            19,592         .75        3.94        1.25        3.44          22

Class B
-------
1999                          12.01     (3.18)              596        1.28        4.04        2.04        3.28          47
2000                          12.87     11.63             1,566        1.30        4.06        1.93        3.43          42
2001                          12.79      3.15             1,839        1.40        3.75        1.95        3.20          51
2002                          13.58      9.78             3,750        1.50        3.35        1.98        2.87          13
2003                          13.63      4.30             4,586        1.50        3.19        2.00        2.69          22

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                       PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1999            $12.70       $.636         $(.853)     $(.217)      $.603       $  --          $.603
2000             11.88        .594           .710       1.304        .636        .088           .724
2001             12.46        .567          (.067)       .500        .575        .105           .680
2002             12.28        .534           .768       1.302        .531        .191           .722
2003             12.86        .520           .087        .607        .517          --           .517

Class B
-------
1999             12.70        .529          (.850)      (.321)       .499          --           .499
2000             11.88        .495           .723       1.218        .540        .088           .628
2001             12.47        .477          (.073)       .404        .479        .105           .584
2002             12.29        .441           .765       1.206        .435        .191           .626
2003             12.87        .425           .086        .511        .421          --           .421

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1999            $12.77       $.585         $(.828)     $(.243)      $.577        $ --          $.577
2000             11.95        .593           .689       1.282        .602          --           .602
2001             12.63        .573          (.067)       .506        .566          --           .566
2002             12.57        .533           .707       1.240        .540          --           .540
2003             13.27        .524           .078        .602        .522          --           .522

Class B
-------
1999             12.76        .489          (.846)      (.357)       .473          --           .473
2000             11.93        .497           .688       1.185        .505          --           .505
2001             12.61        .477          (.057)       .420        .470          --           .470
2002             12.56        .434           .700       1.134        .444          --           .444
2003             13.25        .424           .092        .516        .426          --           .426

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1999            $13.26       $.606         $(.893)     $(.287)      $.613       $  --          $.613
2000             12.36        .615           .740       1.355        .631        .114           .745
2001             12.97        .577          (.002)       .575        .591        .074           .665
2002             12.88        .547           .810       1.357        .541        .126           .667
2003             13.57        .538           .016        .554        .534        .050           .584

Class B
-------
1999             13.25        .498          (.890)      (.392)       .508          --           .508
2000             12.35        .529           .728       1.257        .533        .114           .647
2001             12.96        .473          (.004)       .469        .495        .074           .569
2002             12.86        .447           .814       1.261        .445        .126           .571
2003             13.55        .435           .024        .459        .429        .050           .479

---------------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1999                         $11.88     (1.77)          $18,574         .80        5.15        1.17        4.78          48
2000                          12.46     11.32            19,327         .80        4.92        1.15        4.57          35
2001                          12.28      4.05            19,996         .80        4.51        1.18        4.13          40
2002                          12.86     10.79            22,751         .75        4.20        1.19        3.76          40
2003                          12.95      4.82            23,032         .75        4.02        1.20        3.57          32

Class B
-------
1999                          11.88     (2.59)              640        1.60        4.35        1.97        3.98          48
2000                          12.47     10.53               972        1.60        4.12        1.95        3.77          35
2001                          12.29      3.26             1,444        1.55        3.76        1.93        3.38          40
2002                          12.87      9.95             2,595        1.50        3.45        1.94        3.01          40
2003                          12.96      4.04             4,304        1.50        3.27        1.95        2.82          32

---------------------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1999                         $11.95     (1.95)          $12,389         .50        4.72        1.21        4.01          33
2000                          12.63     11.04            15,145         .60        4.89        1.22        4.27          37
2001                          12.57      4.05            17,341         .65        4.50        1.20        3.95          37
2002                          13.27     10.04            22,578         .75        4.12        1.21        3.66          32
2003                          13.35      4.63            25,726         .75        3.94        1.22        3.47           4

Class B
-------
1999                          11.93     (2.85)            1,096        1.30        3.92        2.01        3.21          33
2000                          12.61     10.18             1,226        1.40        4.09        2.02        3.47          37
2001                          12.56      3.35             1,584        1.40        3.75        1.95        3.20          37
2002                          13.25      9.16             3,155        1.50        3.37        1.96        2.91          32
2003                          13.34      3.96             3,040        1.50        3.19        1.97        2.72           4

---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1999                         $12.36     (2.24)          $36,737         .86        4.69        1.11        4.44          36
2000                          12.97     11.29            37,012         .87        4.88        1.12        4.63          40
2001                          12.88      4.47            39,649         .86        4.39        1.16        4.09          35
2002                          13.57     10.72            45,111         .91        4.10        1.16        3.85          23
2003                          13.54      4.17            45,155         .90        3.98        1.15        3.73          12

Class B
-------
1999                          12.35     (3.03)            1,936        1.66        3.89        1.91        3.64          36
2000                          12.96     10.44             1,235        1.67        4.08        1.92        3.83          40
2001                          12.86      3.64             2,562        1.61        3.64        1.91        3.34          35
2002                          13.55      9.95             3,249        1.66        3.35        1.91        3.10          23
2003                          13.53      3.45             3,534        1.65        3.23        1.90        2.98          12

---------------------------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS


---------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        ---------------------------------------------------------------------------------------------------
                            Income from Investment Operations  Less Distributions from
                        -------------------------------------  -----------------------
             Net Asset                        Net
                 Value               Realized and
               -------         Net     Unrealized  Total from         Net         Net
             Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
               of Year      Income    Investments  Operations      Income        Gain  Distributions
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1999            $13.26       $.629         $(.967)     $(.338)      $.612       $  --          $.612
2000             12.31        .628           .745       1.373        .636        .047           .683
2001             13.00        .579          (.059)       .520        .598        .062           .660
2002             12.86        .543           .738       1.281        .536        .075           .611
2003             13.53        .550           .063        .613        .540        .083           .623

Class B
-------
1999             13.24        .537          (.982)      (.445)       .505          --           .505
2000             12.29        .538           .739       1.277        .540        .047           .587
2001             12.98        .472          (.048)       .424        .502        .062           .564
2002             12.84        .439           .726       1.165        .440        .075           .515
2003             13.49        .445           .072        .517        .444        .083           .527

---------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges

 ** Prior to December 18, 2000, known as Executive Investors Insured Tax
    Exempt Fund

*** For the period December 18, 2000 (date Class B shares were first offered) to December 31, 2000

  + Annualized

 ++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements.





---------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------    ------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                   Ratio to Average Net  Assets Before Expenses
                                                                         Assets++           Waived or Assumed
                                                                   --------------------  -----------------------
                          Net Asset
                              Value                                                 Net                     Net   Portfolio
                              -----     Total        Net Assets              Investment              Investment    Turnover
                             End of    Return*      End of Year    Expenses      Income    Expenses      Income        Rate
                               Year       (%)     (in thousands)        (%)         (%)         (%)         (%)         (%)
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1999                         $12.31     (2.62)          $21,008         .80        4.90        1.17        4.53          36
2000                          13.00     11.46            23,606         .80        5.01        1.15        4.66          34
2001                          12.86      4.04            32,580         .80        4.44        1.17        4.07          36
2002                          13.53     10.14            40,430         .85        4.10        1.17        3.78          43
2003                          13.52      4.62            41,758         .91        4.06        1.16        3.81          17

Class B
-------
1999                          12.29     (3.44)            1,059        1.60        4.10        1.97        3.73          36
2000                          12.98     10.64               899        1.60        4.21        1.95        3.86          34
2001                          12.84      3.29             1,465        1.55        3.69        1.92        3.32          36
2002                          13.49      9.21             2,364        1.60        3.35        1.92        3.03          43
2003                          13.48      3.89             2,851        1.66        3.31        1.91        3.06          17

---------------------------------------------------------------------------------------------------------------------------


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II (a series of Executive Investors Trust), First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Tax-Exempt Money Market Fund, Inc., First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors Insured Tax Exempt Fund II, First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 2003, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
February 2, 2004


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

FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers*

                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Date of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1/16/1932                       Director/Trustee   None/Retired          50             None
c/o First Investors                               since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922                            Director/Trustee   None/Retired          50             None
c/o First Investors                               since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein   6/14/1921                    Director/Trustee   None/Retired          50             None
c/o First Investors                               since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932                      Director/Trustee   Owner                 50             None
c/o First Investors                               since 1/19/95      Hampton
Management Company, Inc.                                             Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  7/5/1929                     Director/Trustee   None/Retired          50             None
c/o First Investors                               since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005


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

                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Date of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  8/16/1925                          Director/Trustee   Chairman of           50             None
c/o First Investors                               since 1968         First Investors
Management Company, Inc.                                             Corporation,
95 Wall Street                                                       Chairman of
New York, NY 10005                                                   First Investors
                                                                     Consolidated
                                                                     Corporation,
                                                                     Chairman of
                                                                     First Investors
                                                                     Management
                                                                     Company, Inc.,
                                                                     Chairman of
                                                                     Administrative Data
                                                                     Management Corp.,
                                                                     and officer of
                                                                     other affiliated
                                                                     companies***

Kathryn S. Head  12/31/1955                       Director/Trustee   Vice President        50             None
c/o First Investors                               since 3/17/94      of First Investors
Management Company, Inc.                                             Corporation,
581 Main Street                                   President          President of
Woodbridge, NJ 07095                              since 11/15/01     First Investors
                                                                     Consolidated
                                                                     Corporation,
                                                                     President of
                                                                     First Investors
                                                                     Management
                                                                     Company, Inc.,
                                                                     President of
                                                                     Administrative Data
                                                                     Management Corp.,
                                                                     Chairman of
                                                                     First Investors
                                                                     Federal Savings
                                                                     Bank and
                                                                     officer of
                                                                     other affiliated
                                                                     companies***


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

FIRST INVESTORS TAX EXEMPT FUNDS
Directors/Trustees and Officers* (continued)

                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Date of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  INTERESTED DIRECTORS/TRUSTEES** (continued)

Larry R. Lavoie  9/12/1947                        Director/Trustee   General Counsel       50             None
c/o First Investors                               since 9/17/98      First Investors
Management Company, Inc.                                             Corporation
95 Wall Street                                                       and other
New York, NY 10005                                                   affiliated
                                                                     companies***

John T. Sullivan  1/18/1932                       Director/Trustee   Of Counsel            50             None
c/o First Investors                               since 9/20/79      Hawkins,
Management Company, Inc.                                             Delafield &
95 Wall Street                                                       Wood; Director
New York, NY 10005                                                   and Chairman
                                                                     of Executive
                                                                     Committee of
                                                                     First Investors
                                                                     Corporation


  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors/trustees because (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds. Ms. Head is an officer of the Funds and is the daughter of Mr.
    Head. Mr. Lavoie is an interested director/trustee of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First
    Investors Leverage Corporation, Route 33 Realty Corporation, First
    Investors Credit Funding Corporation, N.A.K. Realty Corporation,
    Real Property Development Corporation, School Financial Management
    Services, Inc., First Investors Federal Savings Bank, First
    Investors Credit Corporation and First Investors Resources, Inc.





                                                  Position(s)
                                                  Held with          Principal             Number of      Other
                                                  Funds and          Occupation(s)         Portfolios in  Trusteeships
Name, Date of Birth                               Length of          During Past           Fund Complex   Directorships
and Address                                       Service            5 Years               Overseen       Held
-----------                                       -------            -------               --------       ----

                                                  OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Clark D. Wagner  2/25/1959                        Vice President     Director of           27             None
c/o First Investors                               since 1991         Fixed Income
Management Company, Inc.                                             (previously Chief
95 Wall Street                                                       Investment Officer)
New York, NY 10005                                                   of First Investors
                                                                     Management
                                                                     Company, Inc.

Michael J. O'Keefe 11/24/1965                     Vice President     Portfolio Manager     3              None
c/o First Investors                               since 1996         of First Investors
Management Company, Inc.                                             Management
95 Wall Street                                                       Company, Inc.
New York, NY 10005

Joseph I. Benedek  8/2/1957                       Treasurer          Treasurer             50             None
c/o First Investors                               since 1988         and Principal
Management Company, Inc.                                             Accounting Officer
581 Main Street
Woodbridge, NJ 07095



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FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


The Tax-Exempt Money Market Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.


This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders must be accompanied or preceded by the Funds' prospectus.


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NOTES


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NOTES


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NOTES


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NOTES


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Item 2.  Code of Ethics - Filed herewith

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(a) Audit Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$12,400	  $12,500
	Series Fund 				  7,400	    8,000
	Insured Tax Exempt Fund, Inc.		 37,900	   38,000
	Executive Investors Trust 	         11,900	   11,500
	Multi-State Insured Tax Free Fund	 99,000    93,000
	New York Tax Free Fund, Inc.		 18,400	   18,500


					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(b) Audit-Related Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0	        0
	Insured Tax Exempt Fund, Inc.		      0         0
	Executive Investors Trust 		      0         0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0


					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(c) Tax Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$ 2,500	  $ 2,500
	Series Fund 				  3,500     3,500
	Insured Tax Exempt Fund, Inc.		  3,500	    3,500
	Executive Investors Trust 		  3,500	    3,500
	Multi-State Insured Tax Free Fund	 51,000	   51,000
	New York Tax Free Fund, Inc.		  3,500	    3,500

    Nature of fees:  tax returns preparation and tax compliance

					  	Fiscal Year Ended
						December 31,
						-----------------
						   2003      2002
						   ----	     ----
(d) All Other Fees
     First Investors
	Tax-Exempt Money Market Fund, Inc.	$     0	  $	0
	Series Fund 				      0         0
	Insured Tax Exempt Fund, Inc.		      0		0
	Executive Investors Trust (Insured Tax        0	        0
	Multi-State Insured Tax Free Fund	      0		0
	New York Tax Free Fund, Inc.		      0         0

(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

	(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e) to meet with the Funds' independent auditors, including meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors;
(ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(f) to receive and consider (i) information and comments from the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(g) to review and approve the fees charged by the auditors for audit and non-audit services for the Funds; and

	(h) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2003 and 2002 were $35,000 and $32,000, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

	 Not applicable to the Registrant

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  March 1, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
Executive Investors Trust
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  March 1, 2004